As filed with the Securities and Exchange Commission on April 22, 2026

1933 Act Registration No. 333-292780

UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-14

REGISTRATION STATEMENT UNDER THE

SECURITIES ACT OF 1933

☐	Pre-Effective	☒	Post-Effective
	Amendment No.		Amendment No. 1

VIRTUS ASSET TRUST

[Exact Name of Registrant as Specified in Charter]

Area Code and Telephone Number: (800) 243-1574

101 Munson Street

Greenfield, Massachusetts 01301

(Address of Principal Executive Offices)

Jennifer S. Fromm, Esq.

Chief Legal Officer

Virtus Asset Trust

One Financial Plaza

Hartford, Connecticut 06103

(Name and Address of Agent for Service)

Copies of All Correspondence to:

Mark D. Perlow Esq.

Dechert LLP

45 Fremont Street, 26th Floor

San Francisco, CA 94105

It is proposed that this filing will become effective immediately upon filing pursuant to paragraph 485(b).

May 1, 2026

Dear Shareholder:

The Boards of Trustees of Virtus Asset Trust (“VAT”) and Virtus Opportunities Trust (“VOT” and each of VAT and VOT, a “Trust”) have approved the reorganization of Virtus Seix Tax-Exempt Bond Fund, a series of VOT, and Virtus Seix High Grade Municipal Bond Fund, a series of VAT (Virtus Seix Tax-Exempt Bond Fund and Virtus Seix High Grade Municipal Bond Fund each, a “Target Fund”), into Virtus Seix Investment Grade Tax-Exempt Bond Fund (the “Acquiring Fund” and each Target Fund and Acquiring Fund, a “Fund”), a separate series of VAT. The reorganizations are expected to be completed on or about June 12, 2026. Once your respective reorganization is completed, you will become a shareholder of the Acquiring Fund and will receive shares of the corresponding class of the Acquiring Fund with an aggregate net asset value equal to the aggregate net asset value of your investment in your respective Target Fund. You will not incur any sales charges in connection with your reorganization.

The Board of Trustees (“Board”) of each Trust has carefully considered and unanimously approved the respective reorganization for its Target Fund, as set forth in each Agreement and Plan of Reorganization and described in the accompanying materials, and each Board believes that such reorganization is in the best interests of the applicable Target Fund and its shareholders. Each Board believes that such reorganization offers you the opportunity to pursue your investment goals in a larger fund with reduced expenses, similar investment strategies and the same portfolio manager as your existing Fund. The Acquiring Fund’s investment objective and its investment strategies are similar to those of each Target Fund. The expenses associated with each reorganization will be paid by the Target Fund and the Acquiring Fund, and will be allocated pro rata based on their assets under management.

You are not being asked to vote on, or take any other action in connection with, the reorganization.

If you have any questions, please call (800) 243-1574 between 8:30 a.m. and 6:00 p.m. Eastern time, Monday through Thursday, Friday until 5:00 p.m. We are committed to serving you and appreciate your continued investment in Virtus Mutual Funds.

Sincerely,

George R. Aylward

President, Virtus Mutual Funds

Mutual Funds distributed by VP Distributors, LLC

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ACQUISITION OF ASSETS OF

VIRTUS SEIX TAX-EXEMPT BOND FUND

a series of

Virtus Opportunities Trust

c/o VP Distributors, LLC

101 Munson Street

Greenfield, Massachusetts 01301

(800) 243-1574

AND

VIRTUS SEIX HIGH GRADE MUNICIPAL BOND FUND

a series of

Virtus Asset Trust

c/o VP Distributors, LLC

101 Munson Street

Greenfield, Massachusetts 01301

(800) 243-1574

BY AND IN EXCHANGE FOR SHARES OF

VIRTUS SEIX INVESTMENT GRADE TAX-EXEMPT BOND FUND

a series of

Virtus Asset Trust

c/o VP Distributors, LLC

101 Munson Street

Greenfield, Massachusetts 01301

(800) 243-1574

PROSPECTUS/INFORMATION STATEMENT

DATED May 1, 2026

This Prospectus/Information Statement is being furnished in connection with the reorganization of Virtus Seix Tax-Exempt Bond Fund (“Tax-Exempt Bond Fund”), a series of Virtus Opportunities Trust (“VOT”), and Virtus Seix High Grade Municipal Bond Fund (“High Grade Municipal Bond Fund” and each of Tax-Exempt Bond Fund and High Grade Municipal Bond Fund, a “Target Fund”), a series of Virtus Asset Trust (“VAT” and each of VOT and VAT, a “Trust”) with and into Virtus Seix Investment Grade Tax-Exempt Bond Fund (“Investment Grade Tax-Exempt Bond Fund” or the “Acquiring Fund”), a separate series of VAT. This Prospectus/Information Statement is being mailed on or about May 14, 2026 to shareholders of each Target Fund as of April 2, 2026.

We are not asking you for a proxy, and you are requested not to send us a proxy.

GENERAL

The Board of Trustees of VAT has approved the reorganization of each Target Fund into the Acquiring Fund. The Target Funds and the Acquiring Fund are sometimes referred to in this Prospectus/Information Statement individually as a “Fund” and collectively as the “Funds.”

In the reorganization, all of the assets of each Target Fund will be acquired by the Acquiring Fund in exchange for Class A and Class I shares of the Acquiring Fund and the assumption by the Acquiring Fund of the liabilities of each Target Fund (the “Reorganization”). Class A and Class I shares of the Acquiring Fund will be distributed to each shareholder, as shown in the table below, in liquidation of each Target Fund, and each Target Fund will be

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terminated as a series of the applicable Trust. You will then hold that number of full and fractional shares of the Acquiring Fund which have an aggregate net asset value equal to the aggregate net asset value of your shares of the applicable Target Fund.

Target Fund Class	Acquiring Fund Class
Tax-Exempt Bond Fund, Class A	Investment Grade Tax-Exempt Bond Fund, Class A
Tax-Exempt Bond Fund, Class I	Investment Grade Tax-Exempt Bond Fund, Class I
High Grade Municipal Bond Fund, Class A	Investment Grade Tax-Exempt Bond Fund, Class I
High Grade Municipal Bond Fund, Class I	Investment Grade Tax-Exempt Bond Fund, Class I

Tax-Exempt Bond Fund is a diversified series of VOT, a Delaware statutory trust, which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). Each of High Grade Municipal Bond Fund and the Acquiring Fund is a separate diversified series of VAT, a Delaware statutory trust, which is registered as an open-end management investment company under the 1940 Act. The investment objective of each Target Fund is similar to that of the Acquiring Fund, as follows:

Fund	Investment Objective

Tax-Exempt Bond Fund	Providing a high level of current income that is exempt from federal income tax.

High Grade Municipal Bond Fund	Seeking to maximize total return through current income that is exempt from federal income taxes and capital appreciation consistent with capital preservation.

Acquiring Fund	Seeking to maximize high total return through current income that is exempt from federal income taxes and capital appreciation consistent with capital preservation.

The investment strategies for each Target Fund and the Acquiring Fund are similar with respect to investing in tax-exempt obligations such as municipal bonds. As a matter of fundamental policy, each Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in investment grade (BBB-/Baa3 or better) municipal bonds, the income from which is exempt from federal income tax and not subject to the federal alternative minimum tax. A comparison of the Funds’ investment strategies is included in this Prospectus/Information Statement under the heading, “How do the Funds’ investment objectives and principal investment strategies compare?”, beginning on page 7.

The fundamental investment restrictions of each Target Fund are materially the same as those of the Acquiring Fund, as discussed further in this Prospectus/Information Statement.

Virtus Investment Advisers, LLC (“VIA” or the “Adviser”) serves as the investment adviser for all three Funds, and Virtus Fixed Income Advisors, LLC (“VFIA” or the “Subadviser”), an affiliate of VIA, serves as the investment subadviser for all three Funds. As of the date of this Prospectus/Information Statement, VFIA operates through its division, Seix Investment Advisors (“Seix”), in providing services to the Funds; however, effective upon the date of the Reorganization, VFIA expects to transfer the employees involved in the day-to-day management of the Funds, and thus the management of the Acquiring Fund, to its Newfleet Asset Management (“Newfleet”) division. This change is not a change in subadviser and will not impact the management of the Funds.

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This Prospectus/Information Statement explains concisely the information about the Acquiring Fund that you should know. Please read it carefully and keep it for future reference. Additional information concerning each Fund and the Reorganization is contained in the documents described below, all of which have been filed with the Securities and Exchange Commission (“SEC”):

Information about Tax-Exempt Bond Fund:	How to Obtain this Information:

Prospectus of VOT relating to Tax-Exempt Bond Fund, dated January 28, 2026, as supplemented

Statement of Additional Information of VOT relating to Tax-Exempt Bond Fund, dated January 28, 2026, as supplemented

Annual Report of VOT relating to Tax-Exempt Bond Fund for the year ended September 30, 2025

Copies are available upon request and without charge if you:

•      Visit www.virtus.com on the Internet;

•      Write to VP Distributors, LLC

One Financial Plaza

Hartford, Connecticut 06103; or

•      Call (800) 243-1574 toll-free.

Information about High Grade Municipal Bond Fund:	How to Obtain this Information:

Prospectus of VAT relating to High Grade Municipal Bond Fund, dated April 28, 2026

Statement of Additional Information of VAT relating to High Grade Municipal Bond Fund, dated April 28, 2026

Annual Report of VAT relating to High Grade Municipal Bond Fund for the year ended December 31, 2025

Copies are available upon request and without charge if you:

•      Visit www.virtus.com on the Internet;

•      Write to VP Distributors, LLC

One Financial Plaza

Hartford, Connecticut 06103; or

•      Call (800) 243-1574 toll-free.

Information about the Acquiring Fund:	How to Obtain this Information:

Prospectus of VAT relating to the Acquiring Fund, dated April 28, 2026, which accompanies this Prospectus/Information Statement

Statement of Additional Information of VAT relating to the Acquiring Fund, dated April 28, 2026

Annual Report of VAT relating to the Acquiring Fund for the year ended December 31, 2025

Copies are available upon request and without charge if you:

•      Visit www.virtus.com on the Internet;

•      Write to VP Distributors, LLC

One Financial Plaza

Hartford, Connecticut 06103; or

•      Call (800) 243-1574 toll-free.

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Information about the Reorganization:	How to Obtain this Information:

Statement of Additional Information dated May 1, 2026, which relates to this Prospectus/Information Statement and the Reorganization	Copies are available upon request and without charge if you: • Write to VP Distributors, LLC One Financial Plaza Hartford, Connecticut 06103; or • Call (800) 243-1574 toll-free.

You can also obtain copies of any of these documents without charge on the EDGAR database on the SEC’s Internet site at http://www.sec.gov. Copies are available for a fee by electronic request at the following e-mail address: publicinfo@sec.gov.

Information relating to Tax-Exempt Bond Fund is contained in the Prospectus of VOT dated January 28, 2026, as supplemented (SEC File Nos. 811-07455; 033-65137), and information relating to both High Grade Municipal Bond Fund and the Acquiring Fund is contained in the Prospectus of VAT dated April 28, 2026 (SEC File Nos. 811-07705; 333-08045). Each of those documents is incorporated by reference in this document. (This means that such information is legally considered to be part of this Prospectus/Information Statement.) The Statement of Additional Information dated May 1, 2026, relating to this Prospectus/Information Statement and the Reorganization, which includes the financial statements of VOT relating to Tax-Exempt Bond Fund for the year ended September 30, 2025, and the financial statements of VAT relating to High Grade Municipal Bond Fund and the Acquiring Fund for the year ended December 31, 2025, is incorporated by reference in its entirety in this document.

The Securities and Exchange Commission has not determined that the information in this Prospectus/Information Statement is accurate or adequate, nor has it approved or disapproved these securities. ANY REPRESENTATION TO THE CONTRARY IS a criminal offense.

An investment in the Acquiring Fund:

•	is not a deposit of, or guaranteed by, any bank

•	is not insured by the FDIC, the Federal Reserve Board or any other government agency

•	is not endorsed by any bank or government agency

•	involves investment risk, including possible loss of the purchase payment of your original investment
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SUMMARY

THIS SECTION SUMMARIZES THE PRIMARY FEATURES AND CONSEQUENCES

OF THE REORGANIZATION. IT MAY NOT CONTAIN ALL OF THE

INFORMATION THAT IS IMPORTANT TO YOU. TO UNDERSTAND THE

REORGANIZATION, YOU SHOULD READ THIS ENTIRE

PROSPECTUS/INFORMATION STATEMENT AND THE EXHIBIT.

This summary is qualified in its entirety by reference to the additional information contained elsewhere in this Prospectus/Information Statement, the Prospectuses and Statements of Additional Information relating to the Funds and the Agreement and Plan of Reorganization for each Reorganization (each, a “Plan” and collectively, the “Plans”), which are attached to this Prospectus/Information Statement as Exhibit A and Exhibit B.

Why is the Reorganization happening?

The Reorganization will allow shareholders of the Target Funds to own a fund that is similar in style with the same portfolio management and with a greater amount of combined assets after the Reorganization. The Acquiring Fund has substantially similar investment objectives, and similar strategies and risks to those of the Target Funds, but the Acquiring Fund will have total fund operating expenses that are lower than the Target Funds on a pro forma basis after the Reorganization. The Reorganization is also expected to create better efficiencies for the portfolio manager and perhaps reduce operating expenses for the Acquiring Fund as assets grow, which will also benefit shareholders of the Target Funds.

What are the key features of the Reorganization?

The Plans set forth the key features of the Reorganization. For a complete description of the Reorganization, see Exhibit A and Exhibit B. The Plans generally provide for the following:

•	the transfer in-kind of all of the assets of the respective Target Fund to the Acquiring Fund in exchange for Class A or Class I shares of the Acquiring Fund;

•	the assumption by the Acquiring Fund of all of the liabilities of the Target Fund;

•	the liquidation of the Target Fund by distribution of Class A and Class I shares of the Acquiring Fund to the Target Fund’s shareholders; and

•	the structuring of the Reorganization in a manner intended to qualify as a tax-free reorganization for U.S. federal income tax purposes.

The Reorganization is expected to be completed on or about June 12, 2026.

After the Reorganization, what shares will I own?

Class A and Class I shares of the Acquiring Fund will be distributed to each shareholder, in accordance with the table below. The new shares you receive will have the same total value as your shares of the Target Funds, as of the close of business on the day immediately prior to the Reorganization. For more information, see “Distribution of Shares” below.

Target Fund Class	Acquiring Fund Class
High Grade Municipal Bond Fund – Class A	Investment Grade Tax-Exempt Bond Fund – Class I
High Grade Municipal Bond Fund – Class I	Investment Grade Tax-Exempt Bond Fund – Class I
Tax-Exempt Bond Fund – Class A	Investment Grade Tax-Exempt Bond Fund – Class A
Tax-Exempt Bond Fund – Class I	Investment Grade Tax-Exempt Bond Fund – Class I
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How will the Reorganization affect me?

It is anticipated that the Reorganization will result in better operating efficiencies. Upon the Reorganization, operating efficiencies may be achieved by the Acquiring Fund because it will have a greater level of assets. As of December 31, 2025, the Acquiring Fund’s net assets were approximately $123.1 million and the High Grade Municipal Bond Fund’s net assets were approximately $14.3 million. As of September 30, 2025, the Tax-Exempt Bond Fund’s net assets were approximately $47.9 million. It is believed that a larger, combined fund will have a greater likelihood of gaining additional assets, which may lead to greater economies of scale. The pro forma gross and net expense ratios of each share class of the Acquiring Fund are expected to be lower than the corresponding class of each Target Fund, which would benefit shareholders of the Target Funds. For more information, see “How do the Funds’ fees and expenses compare?” below.

After the Reorganization, the value of your shares will depend on the performance of the Acquiring Fund rather than that of the Target Funds. The Board of Trustees of the Trusts believes that the Reorganization will benefit the Acquiring Fund and the Target Funds. The costs of the Reorganization, including the cost of mailing this Prospectus/Information Statement, are estimated to be $154,200 and will be paid by the Acquiring Fund and the Target Funds, allocated pro rata based on assets under management.

Like the Target Funds, the Acquiring Fund pays dividends from net investment income on a monthly basis and distributes net realized capital gains, if any, at least annually. These dividends and distributions will continue to be automatically reinvested in additional Class A and Class I shares of the Acquiring Fund or distributed in cash, in accordance with your election.

Will I be able to purchase, exchange and redeem shares and receive distributions in the same way?

The Reorganization will not affect your right to purchase and redeem shares, to exchange shares or to receive distributions. After the Reorganization, you will be able to purchase additional Class A and Class I shares, as applicable, of the Acquiring Fund in the same manner as you did for your shares of the applicable Target Fund before the Reorganization. For more information, see “Purchase and Redemption Procedures,” “Exchange Privileges” and “Dividend Policy” below.

How do the Funds’ investment objectives and principal investment strategies compare?

As set forth in the table below, the Target Funds and the Acquiring Fund have similar investment objectives; however, there are some differences. All three Funds seek a high level of current income that is exempt from federal income taxes. However, only the High Grade Municipal Bond Fund and the Acquiring Fund have an investment objective to seek capital appreciation consistent with capital preservation. The investment objectives of the Target Funds and the Acquiring Fund are non-fundamental, which means that they may be changed by vote of the respective Fund’s Trustees without shareholder approval, upon 60 days’ notice to shareholders. The investment strategies of the Funds are also similar. As a matter of fundamental policy, each Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in investment grade (BBB-/Baa3 or better) municipal bonds, the income from which is exempt from federal income tax and not subject to the federal alternative minimum tax. However, there are some differences in investment strategies, as set forth in the table.

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The principal risks of the Funds are similar but include some differences. A principal risk applicable only to the Tax-Exempt Bond Fund is “High-Yield/High-Risk Fixed Income Securities (Junk Bonds) Risk.” A principal risk applicable to only the High Grade Municipal Bond Fund is “U.S. Government Securities Risk.” Principal Risks applicable to both High Grade Municipal Bond Fund and the Acquiring Fund but not the Tax-Exempt Bond Fund are “Derivatives and Other Similar Transactions Risk,” “Portfolio Turnover Risk,” and “Unrated Fixed Income Securities Risk.” For a discussion of the Funds’ principal risks, see the section entitled “Risks” below.

The following tables summarize a comparison of the Target Funds and the Acquiring Fund with respect to their investment objectives and principal investment strategies, as set forth in the Prospectuses and Statements of Additional Information relating to the Funds.

	Tax-Exempt Bond Fund	High Grade Municipal Bond Fund	Acquiring Fund	Material Differences

Investment Objective	The fund has an investment objective of providing a high level of current income that is exempt from federal income tax.	The fund has an investment objective of seeking to maximize total return through (i) current income that is exempt from federal income taxes and (ii) capital appreciation consistent with capital preservation.	The fund has an investment objective of seeking to maximize high total return through (i) current income that is exempt from federal income taxes and (ii) capital appreciation consistent with capital preservation.	Although all three Funds seek a high level of current income that is exempt from federal income taxes, only the High Grade Municipal Bond Fund and the Acquiring Fund have an investment objective to also seek capital appreciation consistent with capital preservation.

Principal Investment Strategies

The fund seeks to generate current income exempt from federal income taxes by investing in a diversified portfolio with municipal bonds of varying maturities. The management team focuses on higher quality tax-exempt municipal bonds, gauging the value of a security by issue type, credit quality, and bond structure; however, the fund may invest up to 20% of its net assets in below investment grade tax-exempt municipal bonds. Below investment grade tax-exempt municipal bonds are considered high-yield/high-risk fixed income securities (so-called “junk bonds”).

The fund invests at least 80% of its assets in investment grade (BBB-/Baa3 or better) municipal bonds, the income from which is exempt from

The fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in investment grade (BBB-/Baa3 or better) municipal bonds, the income from which is exempt from federal income tax and not subject to the federal alternative minimum tax. The fund may invest its remaining assets in cash, cash equivalents and certain taxable debt instruments. There are no limits on the fund’s effective maturity or on the remaining maturities of individual securities in which the fund may invest. As a result of its investment strategy, the fund’s portfolio turnover rate may be 100% or more.

In selecting investments for purchase and sale, the subadviser tries to manage risk as much as possible. Based on the subadviser’s analysis of

The fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in investment grade (BBB-/Baa3 or better) municipal bonds, the income from which is exempt from federal income tax and not subject to the federal alternative minimum tax. The issuers of these securities may be located in any U.S. state, territory or possession. The fund may invest up to 20% of its assets in securities subject to the U.S. federal income tax. The fund may also invest a portion of its net assets in certain taxable debt instruments. As a result of its investment strategy, the fund’s portfolio turnover rate may be 100% or more.

In selecting investments for purchase and sale, the subadviser tries to manage risk as much as possible. Based on the subadviser’s analysis of municipalities, credit risk,

Each of the High Grade Municipal Bond Fund and the Acquiring Fund may buy or sell derivative instruments (such as treasury futures) to use as part of a strategy designed to reduce exposure to other risks, such as interest rate or credit risks.

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federal income tax and not subject to the federal alternative minimum tax. The portion of the fund’s assets not invested in tax-exempt securities may be invested in taxable fixed income securities. Income from these taxable investments may be subject to federal, state, and local taxes.	municipalities, credit risk, market trends and investment cycles, the subadviser attempts to invest more of the fund’s assets in undervalued municipal securities and less in overvalued municipal securities taking into consideration maturity, sector, credit, state and supply and demand levels.

The subadviser also attempts to identify and invest in municipal issuers with improving credit and avoid those with deteriorating credit. The fund invests in securities rated investment grade by at least one nationally recognized statistical rating organization or unrated securities that the subadviser believes are of comparable quality. The subadviser may retain securities if the rating of the security falls below investment grade and the subadviser deems retention of the security to be in the best interests of the fund.

In addition, to implement its investment strategy, the fund may buy or sell derivative instruments (such as treasury futures) to use as part of a strategy designed to reduce exposure to other risks, such as interest rate or credit risks market trends and investment cycles, the subadviser attempts to invest more of the fund’s assets in undervalued municipal securities and less in overvalued municipal securities taking into consideration maturity, sector, credit, state and supply and demand levels.

The subadviser also attempts to identify and invest in municipal issuers with improving credit and avoid those with deteriorating credit. The subadviser anticipates that the fund’s effective maturity will range from 4 to 10 years but there is no limit on the maturities of individual securities in which the fund may invest. The fund invests in securities rated investment grade by at least one nationally recognized statistical rating organization or unrated securities that the subadviser believes are of comparable quality. The subadviser may retain securities if the rating of the security falls below investment grade and the subadviser deems retention of the security to be in the best interests of the fund.

In addition, to implement its investment strategy, the fund may buy or sell derivative instruments (such as treasury futures) to use as part of a strategy designed to reduce exposure to other risks, such as interest rate or credit risks

The Funds have other investment policies, practices and restrictions which, together with their related risks, are also set forth in the Prospectuses and Statements of Additional Information of the Funds.

Fundamental Investment Limitations

Each Fund is subject to the investment limitations enumerated in this section, which may be changed with respect to a particular Fund only by a vote of the holders of a majority of such Fund’s outstanding shares. A “majority of the outstanding shares” of a Fund means the lesser of (a) 67% of the shares of the particular Fund represented at a

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meeting at which the holders of more than 50% of the outstanding shares of such Fund are present in person or by proxy, or (b) more than 50% of the outstanding shares of such Fund.

The following table compares the fundamental investment restrictions of the Funds before and after the Reorganization. The Funds’ fundamental investment restrictions do not materially differ.

Tax-Exempt Bond Fund	High Grade Municipal Bond Fund and Acquiring Fund	Acquiring Fund After Reorganization

With respect to 75% of its total assets, purchase securities of an issuer (other than the U.S. Government, its agencies, instrumentalities or authorities or repurchase agreements collateralized by U.S. Government securities and other investment companies), if: (a) such purchase would, at the time, cause more than 5% of the Fund’s total assets taken at market value to be invested in the securities of such issuer; or (b) such purchase would, at the time, result in more than 10% of the outstanding voting securities of such issuer being held by the Fund.

Purchase securities if, after giving effect to the purchase, more than 25% of its total assets would be invested in the securities of one or more issuers conducting their principal business activities in the same industry (excluding the U.S. Government or its agencies or instrumentalities).

Borrow money, except (i) in amounts not to exceed one-third of the value of the Fund’s total assets (including the amount borrowed) from banks, and (ii) up to an additional 5% of its total assets from banks or other lenders for temporary purposes. For purposes of this restriction, (a) investment techniques such as margin purchases, short sales, forward commitments, and roll transactions, (b) investments in instruments such as futures contracts, swaps, and options and (c) short-term credits extended in connection with trade clearance and settlement, shall not constitute borrowing.

With respect to 75% of its total assets, purchase securities of an issuer (other than the U.S. Government, its agencies, instrumentalities or authorities or repurchase agreements collateralized by U.S. Government securities and other investment companies), if: (a) such purchase would, at the time, cause more than 5% of the Fund’s total assets taken at market value to be invested in the securities of such issuer; or (b) such purchase would, at the time, result in more than 10% of the outstanding voting securities of such issuer being held by the Fund.

Purchase such securities if, after giving effect to the purchase, more than 25% of its total assets would be invested in the securities of one or more issuers conducting their principal business activities in the same industry (excluding the U.S. Government or its agencies or instrumentalities).

Borrow money, except (i) in amounts not to exceed one-third of the value of the Fund’s total assets (including the amount borrowed) from banks, and (ii) up to an additional 5% of its total assets from banks or other lenders for temporary purposes. For purposes of this restriction, (a) investment techniques such as margin purchases, short sales, forward commitments, and roll transactions, (b) investments in instruments such as futures contracts, swaps, and options and (c) short-term credits extended in connection with trade clearance and settlement, shall not constitute borrowing.

With respect to 75% of its total assets, purchase securities of an issuer (other than the U.S. Government, its agencies, instrumentalities or authorities or repurchase agreements collateralized by U.S. Government securities and other investment companies), if: (a) such purchase would, at the time, cause more than 5% of the Fund’s total assets taken at market value to be invested in the securities of such issuer; or (b) such purchase would, at the time, result in more than 10% of the outstanding voting securities of such issuer being held by the Fund.

Purchase such securities if, after giving effect to the purchase, more than 25% of its total assets would be invested in the securities of one or more issuers conducting their principal business activities in the same industry (excluding the U.S. Government or its agencies or instrumentalities).

Borrow money, except (i) in amounts not to exceed one-third of the value of the Fund’s total assets (including the amount borrowed) from banks, and (ii) up to an additional 5% of its total assets from banks or other lenders for temporary purposes. For purposes of this restriction, (a) investment techniques such as margin purchases, short sales, forward commitments, and roll transactions, (b) investments in instruments such as futures contracts, swaps, and options and (c) short-term credits extended in connection with trade clearance and settlement, shall not constitute borrowing.

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Issue “senior securities” in contravention of the 1940 Act. Activities permitted by SEC exemptive orders or staff interpretations of the SEC shall not be deemed to be prohibited by this restriction.

Underwrite the securities issued by other persons, except to the extent that, in connection with the disposition of portfolio securities, the Fund may be deemed to be an underwriter under applicable law.

Purchase or sell real estate, except that the Fund may (i) acquire or lease office space for its own use, (ii) invest in securities of issuers that invest in real estate or interests therein, (iii) invest in mortgage-related securities and other securities that are secured by real estate or interests therein, and (iv) hold and sell real estate acquired by the Fund as a result of the ownership of securities.

Purchase or sell commodities or commodity contracts, except the Fund may purchase and sell derivatives (including, but not limited to, options, futures contracts and options on futures contracts) not requiring the delivery of physical commodities and whose value is tied to the value of a financial index or a financial instrument or other asset (including, but not limited to, securities indexes, interest rates, securities, currencies and physical commodities).

Make loans, but this restriction shall not prevent the Fund from (a) investing in debt obligations, (b) investing in money market instruments or repurchase agreements, (c) participating in an interfund lending program among Funds having a common investment adviser or distributor to the extent permitted by applicable law or (d) lending its portfolio securities. The total assets loaned pursuant to (c) and (d) will not exceed 33 1/3% of the Fund’s assets, including collateral received for loaned securities (valued at the time of any loan).

Change its 80% investment policy.

Issue “senior securities” in contravention of the 1940 Act. Activities permitted by SEC exemptive orders or staff interpretations of the SEC shall not be deemed to be prohibited by this restriction.

Underwrite the securities issued by other persons, except to the extent that, in connection with the disposition of portfolio securities, the Fund may be deemed to be an underwriter under applicable law.

Purchase or sell real estate, except that the Fund may (i) acquire or lease office space for its own use, (ii) invest in securities of issuers that invest in real estate or interests therein, (iii) invest in mortgage-related securities and other securities that are secured by real estate or interests therein, and (iv) hold and sell real estate acquired by the Fund as a result of the ownership of securities.

Purchase or sell commodities or commodity contracts, except the Fund may purchase and sell derivatives (including, but not limited to, options, futures contracts and options on futures contracts) not requiring the physical delivery of commodities and whose value is tied to the value of a financial index or a financial instrument or other asset (including, but not limited to, securities indexes, interest rates, securities, currencies and physical commodities).

Make loans, but this restriction shall not prevent the Fund from (a) investing in debt obligations, (b) investing in money market instruments or repurchase agreements, (c) participating in an interfund lending program among Funds having a common investment adviser or distributor to the extent permitted by applicable law or (d) lending its portfolio securities. The total assets loaned pursuant to (c) and (d) will not exceed 33 1/3% of the Fund’s assets, including collateral received for loaned securities (valued at the time of any loan).

Change its 80% investment policy.

Issue “senior securities” in contravention of the 1940 Act. Activities permitted by SEC exemptive orders or staff interpretations of the SEC shall not be deemed to be prohibited by this restriction.

Underwrite the securities issued by other persons, except to the extent that, in connection with the disposition of portfolio securities, the Fund may be deemed to be an underwriter under applicable law.

Purchase or sell real estate, except that the Fund may (i) acquire or lease office space for its own use, (ii) invest in securities of issuers that invest in real estate or interests therein, (iii) invest in mortgage-related securities and other securities that are secured by real estate or interests therein, and (iv) hold and sell real estate acquired by the Fund as a result of the ownership of securities.

Purchase or sell commodities or commodity contracts, except the Fund may purchase and sell derivatives (including, but not limited to, options, futures contracts and options on futures contracts) not requiring the physical delivery of commodities and whose value is tied to the value of a financial index or a financial instrument or other asset (including, but not limited to, securities indexes, interest rates, securities, currencies and physical commodities).

Make loans, but this restriction shall not prevent the Fund from (a) investing in debt obligations, (b) investing in money market instruments or repurchase agreements, (c) participating in an interfund lending program among Funds having a common investment adviser or distributor to the extent permitted by applicable law or (d) lending its portfolio securities. The total assets loaned pursuant to (c) and (d) will not exceed 33 1/3% of the Fund’s assets, including collateral received for loaned securities (valued at the time of any loan).

Change its 80% investment policy.

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How do the Funds’ fees and expenses compare?

Each Fund offers two classes of shares (Class A and Class I). You will not pay any initial or deferred sales charge in connection with the Reorganization.

The following tables allow you to compare the various fees and expenses that you may pay for buying and holding shares of each of the Funds. The columns entitled “Acquiring Fund (Pro Forma)” show estimated fees and expenses assuming the Reorganization takes place. Fees and expenses of Class A shares of the High Grade Municipal Bond Fund are shown in the table with Class I shares of the other Funds because shareholders of Class A shares of the High Grade Municipal Bond Fund will receive Class I shares of the Acquiring Fund in the Reorganization.

The amounts for the shares of the Acquiring Fund and the Target Funds, set forth in the following tables and in the examples, are based on the expenses for the year ended September 30, 2025 for the Tax-Exempt Bond Fund and for the year ended December 31, 2025 for the High Grade Municipal Bond Fund and the Acquiring Fund. The amounts for Class A and Class I shares of the Acquiring Fund (Pro Forma) set forth in the following tables and in the examples are based on what the estimated expenses of the Acquiring Fund would have been for the year ended December 31, 2025, assuming the Reorganization had taken place on January 1, 2025.

Shareholder Fees (fees paid directly from your investment)

	Tax-Exempt Bond Fund Class A	Acquiring Fund Class A	Acquiring Fund (Pro Forma) Class A
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	2.75%	2.75%	2.75%
Maximum Deferred Sales Charge (Load)	None	None	None

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 Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Tax-Exempt Bond Fund Class A	Acquiring Fund Class A	Acquiring Fund (Pro Forma) Class A
Management Fees	0.45%	0.50%	0.45%(b)
Distribution and Shareholder Servicing (12b-1) Fees	0.25%	0.25%	0.25%
Other Expenses	0.46%	0.32%	0.30%
Total Annual Fund Operating Expenses	1.16%	1.07%	1.00%
Less: Fee Waiver and/or Expense Reimbursement(a)	(0.33)%	(0.40)%	(0.33)%
Total Annual Fund Operating Expenses After Expense Reimbursement(a)	0.83%	0.67%	0.67%

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(a) The Funds’ investment adviser has contractually agreed to limit each Fund’s total operating expenses (excluding certain expenses, such as front-end or contingent deferred sales charges, taxes, leverage and borrowing expenses (such as commitment, amendment and renewal expenses on credit or redemption facilities), interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, unusual or infrequently occurring expenses (such as litigation), acquired fund fees and expenses, and dividend expenses, if any) so that such expenses for the Tax-Exempt Bond Fund do not exceed 0.83% for Class A Shares through January 31, 2027; such expenses for the High Grade Municipal Bond Fund do not exceed 0.73% for Class A Shares through April 30, 2027; and such expenses for the Acquiring Fund do not exceed 0.67% for Class A Shares through April 30, 2027. Prior to the respective expiration date of these expense limitations, only the Funds’ Board may modify or terminate the expense limitation agreement. Following the contractual period, the adviser may discontinue these expense reimbursement arrangements at any time. Under certain conditions, the adviser may recapture operating expenses reimbursed and/or fees waived under these arrangements for a period of three years following the date such waiver or reimbursement occurred, provided that the recapture does not cause a Fund to exceed its expense limit in effect at the time of the waiver or reimbursement, and any in effect at the time of recapture, after repayment is taken into account.

(b) Effective upon the Reorganization of the Tax-Exempt Bond Fund into the Acquiring Fund, the Funds’ investment adviser has agreed to a reduction in the advisory fee for the Acquiring Fund to 0.45% on the first billion of the Acquiring Fund’s net assets and to 0.40% on net assets over $1 billion.

Shareholder Fees (fees paid directly from your investment)

	Tax-Exempt Bond Fund Class I	High Grade Municipal Bond Fund Class A	High Grade Municipal Bond Fund Class I	Acquiring Fund Class I	Acquiring Fund (Pro Forma) Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	2.75%	None	None	None
Maximum Deferred Sales Charge (Load)	None	None	None	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Tax-Exempt Bond Fund Class I	High Grade Municipal Bond Fund Class A	High Grade Municipal Bond Fund Class I	Acquiring Fund Class I	Acquiring Fund (Pro Forma) Class I
Management Fees	0.45%	0.50%	0.50%	0.50%	0.45%(b)
Distribution and Shareholder Servicing (12b-1) Fees	None	0.15%	None	None	None
Other Expenses	0.45%	0.72%	0.76%	0.37%	0.34%
Total Annual Fund Operating Expenses	0.90%	1.37%	1.26%	0.87%	0.79%
Less: Fee Waiver and/or Expense Reimbursement(a)	(0.32)%	(0.64)%	(0.68)%	(0.37)%	(0.29)%
Total Annual Fund Operating Expenses After Expense Reimbursement(a)	0.58%	0.73%	0.58%	0.50%	0.50%

(a) The Funds’ investment adviser has contractually agreed to limit each Fund’s total operating expenses (excluding certain expenses, such as front-end or contingent deferred sales charges, taxes, leverage and borrowing expenses (such as commitment, amendment and renewal expenses on credit or redemption facilities), interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, unusual or infrequently occurring expenses (such as litigation), acquired fund fees and expenses, and dividend expenses, if any) so that such expenses for the Tax-Exempt Bond Fund do not exceed 0.58% for Class I Shares through January 31, 2027; such expenses for the High Grade Municipal Bond

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Fund do not exceed 0.73% for Class A Shares and 0.58% for Class I Shares through April 30, 2027; and such expenses for the Acquiring Fund do not exceed 0.50% for Class I Shares through April 30, 2027. Prior to the respective expiration date of these expense limitations, only the Funds’ Board may modify or terminate the expense limitation agreement. Following the contractual period, the adviser may discontinue these expense reimbursement arrangements at any time. Under certain conditions, the adviser may recapture operating expenses reimbursed and/or fees waived under these arrangements for a period of three years following the date such waiver or reimbursement occurred, provided that the recapture does not cause a Fund to exceed its expense limit in effect at the time of the waiver or reimbursement, and any in effect at the time of recapture, after repayment is taken into account.

(b) Effective upon the Reorganization of the Tax-Exempt Bond Fund into the Acquiring Fund, the Funds’ investment adviser has agreed to a reduction in the advisory fee for the Acquiring Fund to 0.45% on the first billion of the Acquiring Fund’s net assets and to 0.40% on net assets over $1 billion.

The tables below show examples of the total expenses you would pay on a $10,000 investment over one-, three-, five- and ten-year periods. The examples are intended to help you compare the cost of investing in the Funds and the Acquiring Fund (Pro Forma), assuming the Reorganization takes place, with the cost of investing in other funds. They show your costs if you sold your shares at the end of the period or continued to hold them. The examples also assume that your investment has a 5% return each year, that each Fund’s operating expenses remain the same and that the expense reimbursement arrangement remains in place for the contractual period. The examples are for illustration only, and your actual costs may be higher or lower.

Examples of Fund Expenses

Fund	One Year	Three Years	Five Years	Ten Years
Tax-Exempt Bond Fund
Class A Shares	$357	$602	$865	$1,617

High Grade Municipal Bond Fund
Class A Shares	$348	$636	$945	$1,822

Acquiring Fund
Class A Shares	$342	$567	$811	$1,510

Acquiring Fund (Pro Forma)
Class A Shares	$342	$553	$781	$1,437

Fund	One Year	Three Years	Five Years	Ten Years
Tax-Exempt Bond Fund
Class I Shares	$59	$255	$467	$1,078

High Grade Municipal Bond Fund
Class I Shares	$59	$322	$626	$1,463

Acquiring Fund
Class I Shares	$51	$241	$446	$1,038

Acquiring Fund (Pro Forma)
Class I Shares	$51	$223	$410	$951

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Portfolio Turnover

Each Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the examples, affect the Funds’ performance. During the most recent fiscal year, the Tax-Exempt Bond Fund’s portfolio turnover rate was 35% of the average value of its portfolio, the High Grade Municipal Bond Fund’s portfolio turnover rate was 51% of the average value of its portfolio, and the Acquiring Fund’s portfolio turnover rate was 51% of the average value of its portfolio.

How do the Funds’ performance records compare?

The following charts show how the shares of each Target Fund and the Acquiring Fund have performed in the past. Past performance, before and after taxes, is not an indication of future results.

Year-by-Year Total Return (%)

The charts below show the percentage gain or loss year to year over a 10-year period (or since inception) for the Class I shares of each Target Fund and of the Acquiring Fund.

These charts should give you a general idea of the risks of investing in each Fund by showing how each Fund’s return has varied from year to year. These charts include the effects of fund expenses. Each Fund’s average annual returns in the charts below do not reflect the deduction of any sales charges. The returns would have been less than those shown if sales charges were deducted. Each Fund can also experience short-term performance swings as indicated in the high and low quarter information at the bottom of each chart.

Tax-Exempt Bond Fund – Class I

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High Grade Municipal Bond Fund – Class I

Acquiring Fund – Class I

The next set of tables lists the average annual total return by share class of each Target Fund and the Acquiring Fund for the past one, five and ten years (through December 31, 2025). The after-tax returns shown are for Class I shares of the Target Funds and the Acquiring Fund; after-tax returns for other classes of the Funds will vary. These tables include the effects of sales charges (where applicable) and fund expenses and are intended to provide you with some indication of the risks of investing in each Fund by comparing its performance with one or more broad-based securities market indexes and, if applicable, a benchmark that reflects the target allocation of the fund, a description of each of which can be found following the table. An index does not reflect fees, expenses or any taxes. It is not possible to invest directly in an index.

Average Annual Total Returns (for the period ended 12/31/2025)(1)

Tax-Exempt Bond Fund

Class	1 Year	5 Years	10 Years
Class I Shares
Return Before Taxes	4.21%	0.67%	1.97%
Return After Taxes on Distributions	4.21%	0.65%	1.91%
Return After Taxes on Distributions and Sale of Fund Shares	3.75%	1.12%	2.13%
Class A Shares
Return Before Taxes	1.10%	-0.14%	1.43%
Index
Bloomberg Municipal Bond Index (reflects no deduction for fees, expenses or taxes)	4.25%	0.80%	2.34%
ICE BofA 1-22 Year U.S. Municipal Securities Index (reflects no deduction for fees, expenses or taxes)	4.65%	1.15%	2.33%

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High Grade Municipal Bond Fund

Class	1 Year	5 Years	10 Years
Class I Shares
Return Before Taxes	3.65%	0.34%	2.30%
Return After Taxes on Distributions	2.33%	-0.04%	1.77%
Return After Taxes on Distributions and Sale of Fund Shares	2.14%	0.48%	1.99%
Class A Shares
Return Before Taxes	0.65%	-0.37%	1.86%
Index
Bloomberg Municipal Bond Index (reflects no deduction for fees, expenses or taxes)	4.25%	0.80%	2.34%

Acquiring Fund

Class	1 Year	5 Years	10 Years
Class I Shares
Return Before Taxes	3.88%	0.70%	2.05%
Return After Taxes on Distributions	2.74%	0.36%	1.60%
Return After Taxes on Distributions and Sale of Fund Shares	2.28%	0.72%	1.80%
Class A Shares
Return Before Taxes	0.85%	0.00%	1.61%
Index
Bloomberg Municipal Bond Index (reflects no deduction for fees, expenses or taxes)	4.25%	0.80%	2.34%
Bloomberg Municipal 1-15 Yr Blend (1-17) Index (reflects no deduction for fees, expenses or taxes)	5.18%	1.16%	2.27%

(1) Returns reflect deduction of maximum sales charges and full redemption at end of periods shown.

The Bloomberg Municipal Bond Index is a market capitalization-weighted index that measures the long-term tax-exempt bond market. The index is calculated on a total return basis. The index is unmanaged and not available for direct investment.

The ICE BofA 1-22 Year US Municipal Securities Index is a subset of the ICE BofA US Municipal Securities Index including all securities with a remaining term to final maturity less than 22 years, calculated on a total return basis. The index is unmanaged and not available for direct investment.

The Bloomberg Municipal 1-15 Year Blend (1-17) Index is a market capitalization-weighted index of investment grade tax-exempt bonds with maturities of 1-17 years. The index includes investment grade bonds, general obligations, revenue bonds, insured bonds, and pre-refunded bonds. The index is calculated on a total return basis. The index is unmanaged and not available for direct investment.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns are shown only for Class I Shares; after-tax returns for other classes will vary. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold fund shares in tax-deferred accounts or to shares held by non-taxable entities. In certain cases, the Return After Taxes on Distributions and Sale of Fund Shares for a period may be higher than other return figures for the same period. This will occur when a capital loss is realized upon the sale of fund shares and provides an assumed tax benefit that increases the return. For a detailed discussion of the manner of calculating total return, please see the Funds’ Statements of Additional Information. Generally, the calculations of total return assume the reinvestment of all dividends and capital gain distributions on the reinvestment date and the deduction of all recurring expenses that were charged to shareholders’ accounts.

Who will be the Adviser and Subadviser of my Fund after the Reorganization? What will the advisory and subadvisory fees be after the Reorganization?

Management of the Funds

The overall management of the Acquiring Fund and the Target Funds is the responsibility of, and is supervised by, the Board of Trustees of the Trusts.

Adviser

VIA is the investment adviser for the Funds and is responsible for managing each Fund’s investment program and for the general operations of the Funds, including oversight of the Funds’ Subadviser and recommending their hiring, termination and replacement.

Facts about VIA:

•	VIA is an indirect, wholly-owned subsidiary of Virtus Investment Partners, Inc. (“Virtus”)

•	VIA acts as the investment adviser for over 100 open- and closed-end funds, with assets under management of approximately $51.7 billion as of December 31, 2025.

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•	VIA is located at One Financial Plaza, Hartford, CT 06103

Subadviser

The Funds’ subadviser is VFIA, an affiliate of VIA. VFIA’s offices are located at One Financial Plaza, Hartford, CT 06103; One Maynard Drive, Suite 3200, Park Ridge, New Jersey 07656; and 1301 Avenue of the Americas, 14th, New York, New York 10019. VFIA operates through its Seix division in subadvising the Funds. At the time of the Reorganization, VFIA expects to transfer the employees involved in the day-to-day management of the Funds, and thus the management of the Acquiring Fund, to its Newfleet division. This change is not a change in subadviser.

As of December 31, 2025, the three divisions that make up VFIA had approximately $35.1 billion in aggregate assets under management. Pursuant to separate Subadvisory Agreements with VIA, the Subadviser is responsible for the day-to-day management of the Funds’ portfolios.

Facts about the Subadviser:

The Seix division of VFIA is a fundamental, credit driven fixed income boutique specializing in investment grade and high yield bond and leveraged loan management. Seix has employed its bottom-up, research-oriented approach to fixed income management for over 20 years. The entity that is now VFIA, and the former portfolio management team of which now operates as the Seix division of VFIA, was established in 2008. Its predecessor, Seix Investment Advisors, Inc., was founded in 1992 and was independently owned until 2004 when the firm joined the entity now known as Virtus Capital Advisers, LLC, as the institutional fixed income management division. As of December 31, 2025, the Seix division of VFIA had approximately $11.5 billion in assets under management.

The Newfleet division of VFIA acts as subadviser to mutual funds and as adviser to institutions and individuals. Newfleet Asset Management, LLC, which merged with and into VFIA on July 1, 2022, and the former portfolio management team of which now operates as the Newfleet division of VFIA, had been an investment adviser since 1989. As of December 31, 2025, the Newfleet division of VFIA had approximately $16.8 billion in assets under management.

The Funds operate under a “manager of managers” structure, in which the Adviser provides general management services to the Funds, including overall supervisory responsibility for the general management and investment of the Funds’ assets, and the Adviser has the ultimate responsibility, subject to oversight by the Funds’ Board of Trustees, to oversee the Funds’ subadvisers and recommend their hiring, termination and replacement.

The High Grade Municipal Bond Fund and VIA have received shareholder approval to rely on an exemptive order from the SEC that permits the Adviser, subject to certain conditions and without the approval of shareholders to: (a) select both unaffiliated subadvisers and certain wholly-owned affiliated subadvisers to manage all or a portion of the assets of a fund, and enter into subadvisory agreements with such subadvisers; (b) materially amend subadvisory agreements with such subadvisers; and (c) continue the employment of an existing subadviser on the same subadvisory agreement terms where an agreement has been assigned because of a change in control of the subadviser. In such circumstances, shareholders would receive notice of such action, including, if applicable, instructions regarding how to obtain the information concerning the new subadviser that normally is provided in a proxy statement.

The Acquiring Fund and VIA have received shareholder approval to rely on an exemptive order and additional exemptive relief from the SEC that permits the Adviser, subject to certain conditions, and without the approval of shareholders, to: (a) select unaffiliated subadvisers, partially-owned affiliated subadvisers, and wholly-owned affiliated subadvisers, to manage all or a portion of the assets of the fund, and enter into subadvisory agreements with such subadvisers; (b) materially amend subadvisory agreements with such subadvisers; and (c) to continue the employment of existing subadvisers after events that under the Investment Company Act of 1940, as amended (the “1940 Act”), and the relevant subadvisory agreements would otherwise cause an automatic termination of the subadvisory agreements. In such circumstances, shareholders would receive notice of such action. In addition, the exemptive relief permits the fund to disclose its advisory fees as follows: (a) advisory fees paid by the fund to the Adviser and the subadvisory fees paid by the Adviser to wholly-owned affiliated subadvisers for the fund may be

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disclosed on an aggregate basis, rather than disclosing the amounts paid to each individually; and (b) subadvisory fees paid by the Adviser to multiple unaffiliated and partially-owned affiliated subadvisers for the fund may be disclosed on an aggregate basis, rather than disclosing the amounts paid to each such subadviser individually.

The Tax-Exempt Bond Fund has not received any such exemptive relief. In addition, the relief on which the High Grade Municipal Bond Fund relies, as described above, is narrower than the Acquiring Fund’s relief in that it does not apply to subadvisers that are partially-owned affiliates of the Adviser. As such, to the extent that the Tax-Exempt Bond Fund were to appoint subadvisers (whether affiliated or unaffiliated) or materially amend subadvisory agreements with such subadvisers, and to the extent that the High Grade Municipal Bond Fund were to appoint a partially-owned affiliated subadviser, shareholders of the applicable Target Fund generally have the right to vote on such appointment or material amendment. Following the Reorganization, the Target Funds’ shareholders will become subject to the relief afforded to the Acquiring Fund, and therefore will no longer have the right to vote on any of the foregoing actions.

Portfolio Management

The following individual is primarily responsible for the day-to-day management of the Funds’ portfolios:

Dusty Self. Ms. Self joined Seix Investment Advisors, Inc., the predecessor to Seix, in 1992 and serves as Senior Portfolio Manager, Managing Director and Head of Tax-Exempt at Seix and provides analysis for all the Investment Grade Tax-Exempt Bond Funds. Ms. Self began her career as a portfolio specialist and then as a performance analyst at Seix Investment Advisors’ predecessor firm. She has worked in investment management since 1992.

Please refer to the Statement of Additional Information for additional information about the Acquiring Fund’s portfolio manager, including the structure of and method of computing compensation, other accounts managed and ownership of shares of the Acquiring Fund.

Advisory Fees

For its management and supervision of the daily business affairs of the Acquiring Fund, VIA is currently entitled to receive a monthly fee that is accrued daily against the value of the Acquiring Fund’s net assets at the annual rate of 0.50%. Effective upon the Reorganization of the Tax-Exempt Bond Fund with and into the Acquiring Fund, VIA has agreed to decrease its investment advisory fee so that VIA will be entitled to receive a monthly fee that is accrued daily against the value of the Acquiring Fund’s net assets at the following annual rates:

1st $1 Billion	$1+ Billion

0.45%	0.40%

Subadvisory Fees

Under the terms of the Subadvisory Agreement, the Subadviser is paid by VIA for providing advisory services to the Acquiring Fund. The Acquiring Fund does not pay fees to the Subadviser. VIA pays the Subadviser a subadvisory fee at the rate of 50% of the net advisory fee.

What will be the primary federal tax consequences of the Reorganization?

Prior to or at the completion of the Reorganization, the Funds will have received an opinion from the law firm of Dechert LLP that, for U.S. federal income tax purposes, the Reorganization contemplated by the Plan will qualify as a tax-free reorganization described in section 368(a) of the Internal Revenue Code of 1986, as amended (the “Code”), and that each Fund should be “a party to a reorganization,” within the meaning of section 368(b) of the Code.

If the Reorganization qualifies as a tax-free reorganization and each of the Funds is a party to a reorganization, as described above, then, as a result, for U.S. federal income tax purposes, no gain or loss will be recognized by the Target Fund or its shareholders as a result of receiving shares of the Acquiring Fund in connection with the

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Reorganization. The holding period and aggregate tax basis of the shares of the Acquiring Fund that are received by the shareholders of the Target Fund will be the same as the holding period and aggregate tax basis of the shares of the Target Fund previously held by such shareholders, provided that such shares of the Target Fund are held as capital assets. In addition, no gain or loss will be recognized by the Acquiring Fund upon the receipt of the assets of the Target Fund in exchange for shares of the Acquiring Fund and the assumption by the Acquiring Fund of the Target Fund’s liabilities, and the holding period and tax basis of the assets of the Target Fund in the hands of the Acquiring Fund as a result of the Reorganization will be the same as in the hands of the Target Fund immediately prior to the Reorganization. The Acquiring Fund will be the accounting survivor after the Reorganization occurs.

Prior to the closing of the Reorganization, each Target Fund will declare a distribution of all of its previously undistributed net investment income and net capital gains, if any. All or a portion of such distribution may be taxable to the shareholders of the Target Fund for U.S. federal income tax purposes.

Even if the Reorganization is a tax-free reorganization for federal income tax purposes, repositioning of the Acquiring Fund’s portfolio after the Reorganization may result in net realized capital gains, which may result in taxable distributions to shareholders of the Acquiring Fund after the date of the Reorganization (including shareholders who previously held shares of the Target Funds).

RISKS

Are the risk factors for the Funds similar?

Yes. The risk factors are similar due to the similar investment objectives and investment policies of the Funds. The risks of the Acquiring Fund are described in greater detail in that Fund’s Prospectus and Statement of Additional Information.

What are the primary risks of investing in each Fund?

An investment in each Fund is subject to certain risks. There is no assurance that investment performance of a Fund will be positive or that the Funds will meet their investment objectives. The following disclosure highlights the primary risks associated with investment in each of the Funds.

Each of the Funds is subject to Credit Risk, Interest Rate Risk, Municipal Securities Risk, Market Volatility Risk, Income Risk, Prepayment/Call Risk, Redemption Risk, Tax-Exempt Securities Risk, and Tax Liability Risk.

•	Credit Risk: If the issuer of a debt instrument fails to pay interest or principal in a timely manner, or negative perceptions exist in the market of the issuer’s ability to make such payments, the price of the security may decline.
•	Interest Rate Risk: The values of debt instruments may rise or fall in response to changes in interest rates, and this risk may be enhanced for securities with longer maturities.
•	Municipal Securities Risk: Events negatively impacting a municipality, municipal security, or the municipal bond market in general, may cause the Fund to decrease in value, perhaps significantly.
•	Market Volatility Risk: The value of the securities in the fund may go up or down in response to the prospects of individual companies and/or general economic conditions. Price changes may be short- or long-term. Local, regional or global events such as war or military conflict (e.g., Russia’s invasion of Ukraine), acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on the Fund and its investments, including hampering the ability of the Fund’s portfolio manager(s) to invest the Fund’s assets as intended.
•	Income Risk: Income received from the fund may vary widely over the short- and long-term and/or be less than anticipated if the proceeds from maturing securities in the Fund are reinvested in lower-yielding securities.
•	Prepayment/Call Risk: Issuers may prepay or call their fixed rate obligations when interest rates fall, forcing the fund to reinvest in obligations with lower interest rates and the Fund may not benefit fully from the increase in value that other fixed income investments experience when interest rates decline.

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•	Redemption Risk: One or more large shareholders or groups of shareholders may redeem their holdings in the fund, resulting in an adverse impact on remaining shareholders in the Fund by causing the Fund to take actions it would not otherwise have taken.
•	Tax-Exempt Securities Risk: Tax-exempt securities may not provide a higher after-tax return than taxable securities, and/or the tax-exempt status may be lost or limited.
•	Tax Liability Risk: Noncompliant conduct by a municipal bond issuer, or certain adverse interpretations or actions by a government or tax authority, could cause interest from a security to become taxable, possibly retroactively, subjecting shareholders to increased tax liability.

Applicable only to the Tax-Exempt Bond Fund:

•	High-Yield/High-Risk Fixed Income Securities (Junk Bonds) Risk: There is a greater risk of issuer default, less liquidity, and increased price volatility related to high-yield/high-risk securities than investment grade securities, and high-yield/high-risk securities are generally considered to be speculative.

Applicable only to the High Grade Municipal Bond Fund and the Acquiring Fund:

•	Derivatives Risk: Derivatives and other similar instruments (collectively referred to in this section as “derivatives”) may include, among other things, futures, options, forwards and swap agreements and may be used in order to hedge portfolio risks, create leverage or attempt to increase returns. Investments in derivatives may result in increased volatility and the fund may incur a loss greater than its principal investment.
•	Portfolio Turnover Risk: The fund’s principal investment strategies may result in a consistently high portfolio turnover rate. See the “Portfolio Turnover” section above for more information about the impact that portfolio turnover can have on your investment.

Please refer to each Fund’s Prospectus and Statement of Additional Information for more information on risks.

INFORMATION ABOUT THE REORGANIZATION

Reasons for the Reorganization

The Reorganization will allow shareholders of the Target Funds to own a fund that is similar in style with the same portfolio management, and with a greater amount of assets. The Reorganization could create better efficiencies for the portfolio manager and perhaps reduce operating expenses for the Acquiring Fund as assets grow, which will also benefit shareholders of the Target Funds. For example, certain operating expenses such as audit fees are charged to the Funds at a flat rate per Fund, so the consolidation from three Funds to one initially will reduce the audit fees on a dollar basis and then if assets grow the applicable dollar amount being spread over a larger asset base will reduce the cost on an expense ratio basis to shareholders of the Acquiring Fund after the Reorganization.

At a Board meeting held on November 17–18, 2025, all of the Trustees of each Trust on behalf of the Target Funds, including the Trustees who are not interested persons of each Trust as defined in Section 2(a)(19) of the 1940 Act (the “Disinterested Trustees”), considered and approved the Reorganization as set forth in the applicable Plan. They determined that the Reorganization was in the best interests of each Target Fund and its shareholders, and that the interests of existing shareholders of each Target Fund will not be diluted as a result of the transactions contemplated by the Reorganization.

Before approving the Plans, the Trustees evaluated information provided with respect to the management of the Funds and reviewed various factors about the Funds and the proposed Reorganization. The Trustees noted that the Acquiring Fund has similar investment objectives and investment strategies as the Target Funds. They further noted that each class of the Acquiring Fund’s operating expenses were expected to be lower than those for the Target Funds on a pro forma basis after the Reorganization.

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The Trustees considered the relative asset size of each Fund, including the benefits of investing in a fund with a higher combined level of assets for current shareholders of the Target Funds. In addition, the Trustees considered, among other things:

•	the terms and conditions of the Reorganization;

•	the fact that the Reorganization would not result in the dilution of shareholders’ interests;

•	the fact that the Target Funds and the Acquiring Fund have similar investment objectives and similar principal investment strategies, and the Board desired to reduce redundancies in having multiple funds that were substantially similar operating as separate series;

•	the performance history of the Target Funds and the Acquiring Fund;

•	the fact that the Funds will share the expenses incurred in connection with the Reorganization pro rata based on assets under management;

•	the benefits to shareholders, including from operating efficiencies, which may be achieved from combining the Funds;

•	the fact that the Acquiring Fund will assume all of the liabilities of the Target Funds;

•	the fact that the Reorganization is expected to be a tax-free transaction for U.S. federal income tax purposes; and

•	alternatives available to shareholders of the Target Funds, including the ability to redeem their shares.

During their consideration of the Reorganization, the Disinterested Trustees consulted with their independent legal counsel, as appropriate.

After consideration of the factors noted above, together with other factors and information considered to be relevant, and recognizing that there can be no assurance that any operating efficiencies or other benefits will in fact be realized, the Trustees of the Trust concluded that the proposed Reorganization would be in the best interests of each Target Fund and its shareholders. Consequently, they unanimously approved the Plans.

The Trustees of VAT have also approved the Plans on behalf of the Acquiring Fund, after concluding that the proposed Reorganization would be in the best interests of the Acquiring Fund and its shareholders and would not result in dilution of the interests of the Acquiring Fund’s shareholders.

Agreements and Plans of Reorganization

The following summary is qualified in its entirety by reference to the Plans (the forms of which are attached as Exhibit A and Exhibit B to this Prospectus/Information Statement). For the purpose of this section, “the Plan” refers to each Plan. It is intended that each Plan will be effected at the same time, such that the Reorganization of both Target Funds occurs at the same time.

The reorganization of each of the Tax-Exempt Bond Fund and the High Grade Municipal Bond Fund with and into the Acquiring Fund is not subject to shareholder approval. The Plan provides that all of the assets of the Target Funds will be acquired by the Acquiring Fund in exchange for Class A and Class I shares of the Acquiring Fund and the assumption by the Acquiring Fund of all of the liabilities of the Target Funds on or about June 12, 2025, or such other date as may be agreed upon by the parties (the “Closing Date”). Prior to the Closing Date, each Target Fund will endeavor to discharge all of its known liabilities and obligations.

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At or prior to the Closing Date, each Target Fund will declare and pay a distribution or distributions that, together with all previous distributions, shall have the effect of distributing to its shareholders (i) substantially all of its investment company taxable income, all of its net tax-exempt income and all of its realized net capital gain, if any, for the period from the close of its last taxable year to 4:00 p.m. Eastern time on the Closing Date; and (ii) any undistributed investment company taxable income, net tax-exempt income and net realized capital gains from any period to the extent not otherwise already distributed.

The number of full and fractional shares of each class of the Acquiring Fund to be received by the shareholders of each Target Fund will be determined by dividing the net assets of the Target Fund by the net asset value of a share of the Acquiring Fund. These computations will take place as of immediately after the close of business on the New York Stock Exchange and after the declaration of any dividends at or prior to the Closing Date (the “Valuation Date”). The net asset value per share of each class will be determined by adding the values of all securities and other assets of the fund, subtracting liabilities, and dividing the result by the total number of outstanding shares of that class.

Virtus Fund Services, LLC (“Virtus Fund Services”), the administrator for both Funds, will make or oversee all computations of the value of each Fund’s respective portfolio of securities. The method of valuation employed will be consistent with the procedures set forth in the Prospectus and Statement of Additional Information of the Acquiring Fund, Rule 22c-1 under the 1940 Act, and with the interpretations of that Rule by the SEC’s Division of Investment Management.

Immediately after the transfer of its assets to the Acquiring Fund, each Target Fund will liquidate and distribute pro rata to its shareholders as of the close of business on the Closing Date the full and fractional shares of the Acquiring Fund received by the Target Fund. The liquidation and distribution will be accomplished by the establishment of accounts in the names of each Target Fund’s shareholders on the share records of the Acquiring Fund or its transfer agent. Each account will represent the respective pro rata number of full and fractional shares of the Acquiring Fund due to the Target Fund’s shareholders. All issued and outstanding shares of the Target Fund will be canceled. The shares of the Acquiring Fund to be issued will have no preemptive or conversion rights and no share certificates will be issued. After these distributions and the winding up of its affairs, each Target Fund will be terminated as a series of the Trust.

The consummation of the Reorganization is subject to the conditions set forth in the Plan, including accuracy of various representations and warranties, and receipt of opinions of counsel. The Plan may be terminated (a) by the mutual agreement of the Funds; (b) by either the Acquiring Fund or the Target Funds if the Reorganization has not occurred on or before December 14, 2026, unless such date is extended by mutual agreement of the Acquiring Fund and the Target Funds; or (c) by either party if the other party materially breaches its obligations under the Plan or made a material and intentional misrepresentation in the Plan or in connection with the Plan.

If the Reorganization is not consummated, then the officers of the Funds, or an affiliate, shall, based on the reasons for not consummating the transaction, agree on a reasonable allocation of expenses. For example, if VIA were to determine not to consummate the Reorganization, VIA could be responsible for the expenses.

If the Reorganization is not consummated with respect to either Target Fund or both Target Funds, the Board will consider other possible courses of action in the best interests of the affected Funds and their shareholders.

Federal Income Tax Consequences

The Reorganization is intended to qualify for U.S. federal income tax purposes as a tax-free reorganization under section 368 of the Code. As a condition to the closing of the Reorganization, the Funds will receive an opinion from the law firm of Dechert LLP to the effect that, for U.S. federal income tax purposes and based upon certain facts, assumptions, and representations, the Reorganization contemplated by the Plan will qualify as a tax-free reorganization described in section 368(a) of the Code, and that each Fund will be “a party to a reorganization,” within the meaning of section 368(b) of the Code.

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If the Reorganization qualifies as a tax-free reorganization and each of the Funds is a party to a reorganization, as described above, then, as a result:

1.	No gain or loss will be recognized by the Acquiring Fund upon the receipt of the assets of the Target Funds solely in exchange for the shares of the Acquiring Fund and the assumption by the Acquiring Fund of the liabilities of the Target Funds;

2.	No gain or loss will be recognized by the Target Funds on the transfer of their assets to the Acquiring Fund in exchange for the Acquiring Fund’s shares and the assumption by the Acquiring Fund of the liabilities of the Target Funds or upon the distribution of the Acquiring Fund’s shares to the Target Funds’ shareholders in exchange for their shares of the applicable Target Fund, except that the Target Funds may be required to recognize gain or loss with respect to contracts described in Section 1256(b) of the Code or stock in a passive foreign investment company, as defined in Section 1297(a) of the Code;

3.	No gain or loss will be recognized by the Target Funds’ shareholders upon the exchange of their shares of the Target Funds for shares of the Acquiring Fund in liquidation of the Target Funds;

4.	The aggregate tax basis of the shares of the Acquiring Fund received by each shareholder of the Target Funds pursuant to the Reorganization will be the same as the aggregate tax basis of the shares of the applicable Target Fund held by such shareholder immediately prior to the Reorganization, and the holding period of the shares of the Acquiring Fund received by each shareholder of the Target Funds will include the period during which the shares of the applicable Target Fund exchanged therefor were held by such shareholder (provided that the shares of the applicable Target Fund are held as capital assets on the date of the Reorganization); and

5.	The tax basis of the assets of the Target Funds acquired by the Acquiring Fund will be the same as the tax basis of such assets to the Target Funds immediately prior to the Reorganization, and the holding period of such assets in the hands of the Acquiring Fund will include the period during which the assets were held by the Target Funds (except where the investment activities of the Acquiring Fund have the effect of reducing or eliminating such periods with respect to a Target Fund asset).

Notwithstanding the foregoing, no opinion will be expressed as to the tax consequences of the Reorganization on contracts or securities on which gain or loss is recognized upon the transfer of an asset regardless of whether such transfer would otherwise be a nonrecognition transaction under the Code. Opinions of counsel are not binding upon the Internal Revenue Service or the courts. If the Reorganization is consummated, but does not qualify as a tax-free reorganization under the Code, the Target Funds would recognize gain or loss on the transfer of their assets to the Acquiring Fund and each shareholder of the Target Funds would recognize a taxable gain or loss equal to the difference between their tax basis in the Target Fund shares and the fair market value of the shares of the Acquiring Fund it received.

The capital loss carryforwards of each Target Fund are carried forward without expiration and generally retain their short-term and/or long-term tax character, as applicable. The Acquiring Fund can use the Target Funds’ capital loss carryforwards to offset future realized capital gains, if any, to the extent permitted by the Code. As of September 30, 2025, the Tax-Exempt Bond Fund had capital loss carryforwards of approximately $974,000, the High Grade Municipal Bond Fund had capital loss carryforwards of approximately $2,110,000 and the Acquiring Fund had capital loss carryforwards of approximately $8,066,000. After the Reorganization, the Acquiring Fund’s ability to use each Fund’s pre-Reorganization losses (if any) to offset income or gain realized by the Acquiring Fund may be limited under the loss limitation rules of Sections 382, 383 and 384 of the Code. A Fund’s “pre-acquisition losses” (including capital loss carryforwards, net current-year capital losses, and unrealized losses that exceed certain thresholds) cannot be used to offset unrealized gains in another Fund that are “built in” (unrealized) at the time of the Reorganization and that exceed certain thresholds (“non-de minimis built-in gains”) for five calendar years. Further, a portion of a Fund’s pre-acquisition losses may become subject to an annual limitation on the amount that may be used to offset future gain. Any remaining pre-acquisition losses will offset capital gains realized after the Reorganization and this will reduce subsequent capital gain distributions to a broader group of shareholders than would have been the case absent such Reorganization. Therefore, in certain circumstances, shareholders of a Fund may be subject to tax sooner, or incur more taxes as a result of the transactions that would take place as part of the Reorganization than they would have had the Reorganization not occurred.

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Each Target Fund’s tax year is expected to end as a result of the Reorganization. Each Target Fund generally will be required to declare to its shareholders of record one or more distributions of all of its previously undistributed net investment income, net tax-exempt income and net realized capital gain (if any), including capital gain realized on any securities disposed of in connection with the Reorganization, in order to maintain its treatment as a regulated investment company under Subchapter M of the Code during its tax year ending with the date of the Reorganization and to eliminate any U.S. federal income tax on its taxable income in respect of such tax year.

Shareholders of the Target Funds should consult their tax advisers regarding the effect of the Reorganization in light of their individual circumstances.

Pro Forma Capitalization

The following table sets forth the capitalization of the Funds as of March 31, 2026, and the capitalization of the Acquiring Fund on a pro forma basis as of that date, giving effect to the proposed acquisition of assets at net asset value. The pro forma data reflects an exchange ratio as shown in the table below:

Fund Class	Exchange Ratio
Tax-Exempt Bond Fund Class A → Acquiring Fund Class A	0.9300
Tax-Exempt Bond Fund Class I → Acquiring Fund Class I	0.9248
High Grade Municipal Bond Fund Class A → Acquiring Fund Class I	0.9976
High Grade Municipal Bond Fund Class I → Acquiring Fund Class I	0.9972

Capitalization of the Tax-Exempt Bond Fund, the High Grade Municipal Bond Fund, the Acquiring Fund and
the Acquiring Fund (Pro Forma)

	Tax-Exempt Bond Fund	High Grade Municipal Bond Fund	Acquiring Fund	Adjustments	Acquiring Fund (Pro Forma) After Reorganization
Net Assets (in 000s)

A Class	$21,085	$3,536	$5,683	$(3,560)(a)	$26,745

I Class	$24,497	$10,456	$109,923	$3,405(a)	$148,282

Total Net Assets	$45,583	$13,992	$115,606	$(154)	$175,026

Net Asset Value Per Share

A Class	$10.21	$10.94	$10.98		$10.97

I Class	$10.21	$10.93	$10.96		$10.95

Shares Outstanding (in 000s)

A Class	2,065	323	518	(468)(b)	2,438

I Class	2,399	956	10,026	156(b)	13,538

Total Shares Outstanding	4,465	1,280	10,544	(312)	15,976

(a)	Reflects Reorganization costs to be borne by the Funds and the reorganization of Class A shares of High Grade Municipal Bond Fund into Class I shares of the Acquiring Fund.

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(b)	Reflects change in shares outstanding due to the increase of Class A and Class I shares of the Acquiring Fund in exchange for Class A and Class I shares of the Target Funds at the respective exchange ratios shown above the table based on the net asset value of the Acquiring Fund’s Class A and Class I shares, respectively, at March 31, 2026.

The table set forth above should not be relied upon to reflect the number of shares to be received in the Reorganization; the actual number of shares to be received will depend upon the net asset value and number of shares outstanding of each Fund at the time of the Reorganization.

Distribution of Shares

VP Distributors, LLC (“VP Distributors” or the “Distributor”), an affiliate of Virtus and VIA, serves as the national distributor of the Funds’ shares. VP Distributors distributes the Funds’ shares either directly or through securities dealers or agents or bank-affiliated securities brokers. Each class of shares of the Funds has a separate distribution arrangement and bears its own distribution expenses, if any.

In the Reorganization, shareholders owning Class A and Class I shares of the Tax-Exempt Bond Fund and Class I shares of the High Grade Municipal Bond Fund will receive the same corresponding share class of the Acquiring Fund. Shareholders owning Class A shares of the High Grade Municipal Bond Fund will receive Class I shares of the Acquiring Fund. No sales charges will be incurred as a result of the Reorganization.

Distribution and Service Plans

Each Fund offers multiple classes of shares. Each class of shares has different sales and distribution charges. For certain classes of shares, the Funds have adopted distribution and service plans allowed under Rule 12b-1 of the 1940 Act, that authorize the Funds to pay distribution and service fees (“Rule 12b-1 Fees”) for the sale of their shares and for services provided to shareholders.

The Rule 12b-1 Fees for each class of each Fund are as follows:

Fund	Class A Shares	Class I Shares
Tax-Exempt Bond Fund	0.25%	None
High Grade Municipal Bond Fund	0.15%	None
Acquiring Fund	0.25%	None

Other Significant Fees

Each of the Funds pays additional fees in connection with their operations, including legal, auditing, transfer agent and custodial fees. See “Summary – How do the Funds’ fees and expenses compare?” above for the percentage of average net assets represented by such “Other Expenses.”

Purchases, Exchanges and Redemptions

Class A shares of the Funds

Minimum Investments. The minimum initial investment for Class A shares of each Fund is $2,500 and the minimum subsequent investment is $100. However, both the initial and subsequent investment amounts are $100 for investments pursuant to the Systematic Purchase plan, a bank draft investing program administered by the Transfer Agent, or pursuant to the Systematic Exchange privilege or for an IRA. In addition, there are no subsequent minimum investment amounts in connection with the reinvestment of dividend or capital gain distributions.

Sales Charges. No sales charges will be incurred as a result of the Reorganization. If a shareholder purchases additional Class A shares, the shareholder may pay a sales charge at the time of purchase of up to 2.75% of the offering price (2.83% of the amount invested). The sales charges may be reduced or waived under certain conditions. Generally, Class A shares are not subject to any charges by each Fund when redeemed; however, a

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contingent deferred sales charge (“CDSC”) may be imposed on certain redemptions on which a finder’s fee has been paid. The CDSC may be imposed on redemptions within 18 months of finder’s fee being paid. For each Fund, you may pay a 0.50% CDSC if you purchase $1,000,000 or more of Class A shares (and therefore pay no initial sales charge) and then redeem the shares during the first 18 months after your initial purchase. The 18-month period begins on the last day of the month preceding the month in which the purchase was made, and shares not subject to a finder’s fee will be deemed to be redeemed first. In addition, certain purchases of Class A shares qualify for reduced initial sales charges, as further discussed in each Fund’s Statement of Additional Information.

Class I shares of the Funds

Class I shares are offered primarily to clients of financial intermediaries that (i) charge such clients an ongoing fee for advisory, investment, consulting, or similar services; or (ii) have entered into an agreement with the fund’s distributor to offer Class I shares through a no-load network or platform. Such clients may include pension and profit sharing plans, other employee benefit trusts, endowments, foundations and corporations. Class I shares are also offered to private and institutional clients of, or referred by, the adviser, a subadviser or their affiliates, and to Trustees of the fund and trustees/directors of affiliated open- and closed-end funds, and directors, officers and employees of Virtus and its affiliates.

Minimum Investments. The minimum initial investment for Class I shares of the Funds is $100,000, and there is no subsequent minimum investment. For purchases of Class I shares (i) by private clients of VIA, the Subadviser and their affiliates, (ii) through certain programs and defined contribution plans with which the Distributor or Transfer Agent has an arrangement, or (iii) by Trustees of the Virtus Mutual Funds and directors, officers and employees of Virtus and its affiliates, the minimum initial investment is waived.

Sales Charges. If you are eligible to purchase and do purchase Class I shares, you will pay no sales charge at any time. If you transact in Class I shares through a financial intermediary, your financial intermediary may charge you a fee outside of the fund, such as brokerage commission or an investment advisory fee. You should consult your financial intermediary regarding the different share classes available to you, how their fees and expenses differ, and whether the fees charged by your financial intermediary differ depending upon which share class you choose.

More detailed descriptions of the Class A and Class I shares of the Acquiring Fund and the distribution arrangements applicable to these classes of shares are contained in the Prospectus and Statement of Additional Information relating to the Acquiring Fund.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Acquiring Fund through a broker-dealer or other financial intermediary (such as a bank), the Acquiring Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your financial professional to recommend the Acquiring Fund over another investment. Ask your financial professional or visit your financial intermediary’s website for more information.

Purchase and Redemption Procedures

Information concerning applicable sales charges and distribution-related fees is provided above. Investments in the Funds are not insured. For information about minimum purchase requirements, see “Your Account” and “How to Buy Shares” in the Funds’ Prospectuses. Each Fund, subject to certain restrictions, provides for telephone or mail redemption of shares at net asset value, less any applicable CDSC, as next determined after receipt of a redemption order on each day the New York Stock Exchange is open for trading. Each Fund reserves the right to redeem in kind, under certain circumstances, by paying you the proceeds of a redemption in securities rather than in cash. Additional information concerning purchases and redemptions of shares, including how each Fund’s net asset value is determined, is contained in the Funds’ Prospectuses. Each Fund may involuntarily redeem shareholders’ accounts that have a balance below $200 as a result of redemption activity, subject to written notice within 60 days. All investments are invested in full and fractional shares. The Funds reserve the right to reject any purchase order.

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Exchange Privileges

The Funds currently offer shareholders identical exchange privileges. Shareholders of each Fund may exchange their shares for shares of a corresponding class of shares of other affiliated Virtus Mutual Funds (e.g., Class A shares for Class A shares). On exchanges with corresponding classes of shares that carry a contingent deferred sales charge, the contingent deferred sales charge schedule of the original shares purchased continues to apply.

Financial intermediaries are permitted to initiate exchanges from one class of a Fund into another class of the same Fund if, among other things, the financial intermediary agrees to follow procedures established by the Fund, the Distributor or the Transfer Agent, which generally will require that (i) the exchanges be carried out within accounts that are maintained and controlled by the intermediary and meet investor eligibility requirements, if applicable, for the share class or account type, and (ii) no contingent deferred sales charges are outstanding, or the applicable intermediary agrees to cause any outstanding contingent deferred sales charges to be paid in a manner agreed to by the Fund, the Distributor or the Transfer Agent. The Fund’s ability to make this type of exchange may be limited by operational or other limitations, requiring the Fund or its agent to process the transaction as a liquidation and purchase, at the same closing net asset value. The financial intermediary will be ultimately responsible for reporting the transaction in accordance with their instruction.

Shareholders owning shares of a Fund through accounts established directly with the Transfer Agent (i.e., not established with a financial intermediary who deals with the Transfer Agent exclusively on the investor’s behalf) may be permitted to exchange shares of one class of the Fund into another class of the same Fund, if they meet the investor eligibility requirements associated with the class into which they wish to exchange, at the discretion of the fund or the Transfer Agent. A shareholder’s ability to make this type of exchange may be limited by operational or other limitations of his or her financial intermediary or the Fund.

Under the Code, generally if a shareholder exchanges shares from one class of a Fund into another class of the same fund, the transaction should not be subject to U.S. federal income taxes; however, each shareholder should consult both the relevant financial intermediary (if applicable) and the shareholder’s tax professional regarding the treatment of any specific exchange.

Additional information concerning the Funds’ exchange privileges is contained in the Funds’ Prospectuses.

Dividend Policy

The Funds distribute net investment income monthly. The Funds distribute net realized capital gains, if any, at least annually.

All dividends and distributions of the Funds are paid in additional shares of the respective Fund unless a shareholder has elected to receive distributions in cash. See the Funds’ Prospectuses for further information concerning dividends and distributions.

Each Fund has qualified, and the Acquiring Fund intends to continue to qualify, to be treated as a regulated investment company under the Code. To remain qualified as a regulated investment company, a Fund must distribute 90% of its net investment company taxable and tax-exempt income, if any, and diversify its holdings as required by the 1940 Act and the Code. While so qualified, so long as each Fund distributes all of its net investment company taxable and tax-exempt income, if any, and any net realized gains to its shareholders, it is expected that a Fund will not be required to pay any U.S. federal income taxes on the amounts distributed to its shareholders.

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COMPARATIVE INFORMATION ON SHAREHOLDERS’ RIGHTS

Form of Organization

The Tax-Exempt Bond Fund is a series of VOT, an open-end management investment company registered with the SEC under the 1940 Act and organized as a Delaware statutory trust. The High Grade Municipal Bond Fund and the Acquiring Fund are separate series of VAT, an open-end management investment company registered with the SEC under the 1940 Act and organized as a Delaware statutory trust. Each Trust is governed by its respective Declaration of Trust and By-Laws, Board of Trustees, Delaware law, and U.S. federal law. Each Trust is organized as a “series company” as that term is used in Rule 18f-2 under the 1940 Act. The series of VOT currently consists of the Tax-Exempt Bond Fund and seventeen other mutual funds of various asset classes. The series of VAT currently consist of the High Grade Municipal Bond Fund, the Acquiring Fund and eleven other mutual funds of various asset classes. There are no material differences between the governing instruments of VOT and VAT. Further information about each Fund’s governance structure is contained in their respective SAIs. In addition, the governing documents of the Trusts are on file with the SEC.

Capitalization

The beneficial interests in each Trust are represented by an unlimited number of transferable shares of beneficial interest of one or more series, with or without par value. The Declaration of Trust of each Trust permits the Trustees to allocate shares into one or more series, and classes thereof, with rights determined by the Trustees, all without shareholder approval. Fractional shares may be issued by each Fund.

Shares of the classes of each Fund represent an equal pro rata interest in the Fund and generally have identical voting, dividend, liquidation and other rights, other than the payment of distribution fees and other class-specific expenses. Shareholders of each Fund are entitled to receive dividends and other amounts as determined by the Trustees. Shareholders of each Fund vote separately, by Fund, as to matters, such as changes in fundamental investment restrictions, that affect only their particular Fund. Shareholders of each Fund vote by class as to matters, such as approval of or amendments to Rule 12b-1 distribution plans, that affect only their particular class.

Shareholder Liability

Under Delaware law, shareholders of a Delaware statutory trust are entitled to the same limitation of personal liability extended to stockholders of Delaware corporations. To the extent that a Trust or a shareholder of a Trust is subject to the jurisdiction of courts in other states, it is possible that a court may not apply Delaware law and may thereby subject shareholders of the Trust to liability. To guard against this risk, each Trust’s Declaration of Trust (a) provides that any written obligation of the Trust may contain a statement that such obligation may only be enforced against the assets of the Trust or the particular series in question and the obligation is not binding upon the shareholders of the Trust; however, the omission of such a disclaimer will not operate to create personal liability for any shareholder; and (b) provides for indemnification out of trust property of any shareholder held personally liable for the obligations of a Trust. Accordingly, the risk of a shareholder of the Trust incurring financial loss beyond that shareholder’s investment because of shareholder liability is limited to circumstances in which: (1) a court refuses to apply Delaware law; (2) no contractual limitation of liability was in effect; and (3) the Trust itself is unable to meet its obligations. In light of Delaware law, the nature of the Trust’s business, and the nature of its assets, the risk of personal liability to a shareholder of the Trust is remote.

Shareholder Meetings and Voting Rights

Each Trust, on behalf of its respective Fund(s), is not required to hold annual meetings of shareholders. However, a meeting of shareholders for the purpose of voting upon the question of removal of a Trustee must be called when requested in writing by the holders of at least 10% of the outstanding shares of the Trust. In addition, the Trust is required to call a meeting of shareholders for the purpose of electing Trustees if, at any time, less than a majority of

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the Trustees then holding office were elected by shareholders. The Trust currently does not intend to hold regular shareholder meetings. Cumulative voting is not permitted in the election of Trustees of the Trust.

Except when a larger quorum is required by applicable law or the applicable governing documents, 33 1/3% of the eligible votes constitutes a quorum for consideration of a matter at a shareholders’ meeting. When a quorum is present at a meeting, a majority (greater than 50%) of the shares voted is sufficient to act on a matter and a plurality of the shares voted is required to elect a Trustee (unless otherwise specifically required by the applicable governing documents or other law, including the 1940 Act).

A Trustee of a Trust may be removed with or without cause at a meeting of shareholders by a vote of two-thirds of the outstanding shares of the Trust, or with or without cause by the vote of two-thirds of the number of Trustees prior to removal.

Under each Trust’s Declaration of Trust, each shareholder is entitled to one vote for each dollar of net asset value of each share owned by such shareholder and each fractional dollar amount is entitled to a proportionate fractional vote.

Each Trust’s Declaration of Trust provides that unless otherwise required by applicable law (including the 1940 Act), the Board of Trustees may, without obtaining a shareholder vote: (1) reorganize the Trust as a corporation or other entity, (2) merge the Trust into another entity, or merge, consolidate or transfer the assets and liabilities or class of shares to another entity, and (3) combine the assets and liabilities held with respect to two or more series or classes into assets and liabilities held with respect to a single series or class.

Under certain circumstances, the Trustees of a Trust may also terminate the Trust, a series, or a class of shares, upon written notice to the shareholders.

Liquidation

In the event of the liquidation of a Trust, a Fund, or a class of shares, the shareholders are entitled to receive, when and as declared by the Trustees, the excess of the assets belonging to the Trust, the Fund or attributable to the class over the liabilities belonging to the Trust, the Fund or attributable to the class. The assets so distributable to shareholders of the Fund will be distributed among the shareholders in proportion to the dollar value of shares of such Fund or class of the Fund held by them on the date of distribution.

Liability and Indemnification of Trustees

Under each Trust’s Declaration of Trust, a Trustee is generally personally liable only for willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of the office of Trustee. As provided in the Declaration of Trust and By-Laws of the Trust, each Trustee of the Trust, as the case may be, is entitled to be indemnified against all liabilities and all expenses reasonably incurred or paid by him or her in connection with any proceeding in which he or she becomes involved as a party or otherwise by virtue of his or her office of Trustee, unless the Trustee (1) shall have been adjudicated by the court or other body before which the proceeding was brought to be liable to the Trust, as the case may be, or its shareholders by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his or her office of Trustee (collectively, “disabling conduct”) or (2) with respect to any proceeding disposed of without an adjudication by the court or other body before which the proceeding was brought that such Trustee was liable to the Trust, as the case may be, or its shareholders by reason of disabling conduct, unless there has been a determination that the Trustee did not engage in disabling conduct. This determination may be made by (a) the court or other body before which the proceeding was brought, (b) a vote of a majority of those Trustees who are neither “interested persons” within the meaning of the 1940 Act nor parties to the proceeding or (c) an independent legal counsel in a written opinion. The Trust may also advance money in connection with the preparation and presentation of a defense to any proceeding provided that the Trustee undertakes to repay the Trust, if his or her conduct is later determined to preclude indemnification and certain other conditions are met.

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The foregoing is only a summary of certain characteristics of the operations of the Declaration of Trust and By-Laws of each Trust, and Delaware and U.S. federal law, as applicable, and is not a complete description of those documents or law. Shareholders should refer to the provisions of such Declarations of Trust, By-Laws and Delaware and U.S. federal law, as applicable law, directly for more complete information.

The advisory agreement between VIA and VOT with respect to the Tax-Exempt Bond Fund contains a choice of law provision specifying Massachusetts, does not contain a forum selection clause and does not explicitly state that there are no third-party beneficiaries of the agreement, while the advisory agreement between VIA and VAT with respect to the High Grade Municipal Bond Fund and the Acquiring Fund specifies Delaware for both choice of law and forum selection purposes and explicitly states that there are no third-party beneficiaries. The advisory fee applicable to the Tax-Exempt Bond Fund is currently lower than that of the Acquiring Fund; however, VIA has agreed to reduce the advisory fee applicable to the Acquiring Fund to match that of the Tax-Exempt Bond Fund effective upon the Reorganization of the Tax-Exempt Bond Fund with and into the Acquiring Fund.

Shareholder Information

As of April 2, 2026, the total number of shares of the Target Funds and the Acquiring Fund outstanding was as follows:

	Number of Shares
	Tax-Exempt Bond Fund	High Grade Municipal Bond Fund	Acquiring Fund
Class A	2,042,415.657	323,564.433	518,508.006
Class I	2,390,113.250	956,970.537	10,028,829.617
Total	4,432,528.907	1,280,534.970	10,547,337.623

As of April 2, 2026, the officers and Trustees of the Trusts, as a group, owned beneficially or of record less than 1% of the outstanding shares of the Target Funds and less than 1% of the outstanding shares of the Acquiring Funds.

Control Persons and Principal Holders of Securities

The control persons and beneficial owners or record owners of more than 5% of the shares of the Target Fund and the Acquiring Fund as of April 2, 2026, were as follows:

Tax-Exempt Bond Fund

Name and Address	Class	No. of Shares	% of Class of Shares of Target Fund Before Reorganization	% of Class of Shares of Acquiring Fund After Reorganization
Control Persons
None	N/A	N/A	N/A	N/A
Principal Shareholders
Morgan Stanley Smith Barney LLC* for the Exclusive Benefit of Its Customers 1 New York Plaza Fl 12 New York NY 10004-1901	A	219,237.101	10.73%	7.96%
Charles Schwab & Co Inc* Special Custody Account for the Exclusive Benefit of Customers 101 Montgomery St San Francisco CA 94104-4151	A	159,918.147	7.83%	5.81%
Wells Fargo Clearing Svcs LLC* Special Custody Acct for the Exclusive Benefit of Customer 2801 Market Street St Louis MO 63103	A	153,798.748	7.53%	11.44%
American Enterprise Investment Svc* FBO #41999970 707 2nd Ave South Minneapolis MN 55402-2405	A	149,369.395	7.31%	5.42%
National Financial Services LLC* For Exclusive Benefit of Our Customers Attn Mutual Funds Dept, 4th Floor 499 Washington Blvd Jersey City NJ 07310	A	120,081.427	5.88%	11.79%
Raymond James* Omnibus for Mutual Funds House Acct Firm 92500015 Attn Mutual Fund Reconciliation 14G 880 Carillon Parkway St Petersburg FL 33716	A	116,059.270	5.68%	4.21%
National Financial Services LLC* For Exclusive Benefit of Our Customers Attn Mutual Funds Dept, 4th Floor 499 Washington Blvd Jersey City NJ 07310	I	559,465.670	23.41%	29.76%
UBS WM USA* 0O0 11011 6100 Omni Account M/F Attn: Department Manager 1000 Harbor Blvd Weehawken NJ 07086-6761	I	548,565.768	22.95%	4.30%
LPL Financial* A/C 1000-0005 4707 Executive Drive San Diego CA 92121-3091	I	459,000.831	19.20%	4.01%
Charles Schwab & Co Inc.* Special Custody Acct FBO Customers Attn Mutual Funds 211 Main Street San Francisco CA 94105	I	311,274.775	13.02%	2.51%

32

High Grade Municipal Bond Fund

Control Persons
Name and Address		No. of Shares	% of Shares of Target Fund Before Reorganization	% of Shares of Acquiring Fund After Reorganization
National Financial Services LLC* For Exclusive Benefit of Our Customers Attn Mutual Funds Dept, 4th Floor 499 Washington Blvd Jersey City NJ 07310		440,851.16	34.43%	25.94%
American Enterprise Investment Svc* FBO #41999970 707 2nd Ave South Minneapolis MN 55402-2405		325,752.16	25.44%	2.91%
Principal Shareholders
Name and Address	Class	No. of Shares	% of Class of Shares of Target Fund Before Reorganization	% of Class of Shares of Acquiring Fund After Reorganization
American Enterprise Investment Svc* FBO #41999970 707 2nd Ave South Minneapolis MN 55402-2405	A	105,040.891	32.46%	5.42%
National Financial Services LLC* for Exclusive Benefit of Our Customers Attn Mutual Funds Dept 4th Floor 499 Washington Blvd Jersey City NJ 07310	A	65,182.770	20.15%	28.35%
Wells Fargo Clearing Svcs LLC* Special Custody Acct for the Exclusive Benefit of Customer 2801 Market Street St Louis MO 63103	A	40,215.210	12.43%	7.31%
Pershing LLC* 1 Pershing Plaza Jersey City NJ 07399-0002	A	38,893.898	12.02%	0.29%
LPL Financial* A/C 1000-0005 4707 Executive Drive San Diego CA 92121-3091	A	27,317.853	8.44%	9.42%
Raymond James* Omnibus for Mutual Funds House Acct Firm 92500015 Attn Mutual Fund Reconciliation 14G 880 Carillon Parkway St Petersburg FL 33716	A	24,598.229	7.60%	5.66%
National Financial Services LLC* for Exclusive Benefit of Our Customers Attn Mutual Funds Dept 4th Floor 499 Washington Blvd Jersey City NJ 07310	I	375,668.391	39.26%	28.35%
American Enterprise Investment Svc* FBO #41999970 707 2nd Ave South Minneapolis MN 55402-2405	I	220,711.272	23.06%	2.40%
LPL Financial* A/C 1000-0005 4707 Executive Drive San Diego CA 92121-3091	I	90,246.584	9.43%	9.42%
UBS WM USA* 0O0 11011 6100 Omni Account M/F Attn: Department Manager 1000 Harbor Blvd Weehawken NJ 07086-6761	I	79,263.725	8.28%	4.30%
Charles Schwab & Co Inc.* Special Custody Acct FBO Customers Attn Mutual Funds 211 Main Street San Francisco CA 94105	I	51,765.561	5.41%	21.41%
Raymond James* Omnibus for Mutual Funds House Acct Firm 92500015 Attn Mutual Fund Reconciliation 14G 880 Carillon Parkway St Petersburg FL 33716	I	51,197.773	5.35%	5.66%

33

Acquiring Fund

Control Persons
Name and Address		No. of Shares	% of Shares of Acquiring Fund Before Reorganization	% of Shares of Acquiring Fund After Reorganization
National Financial Services LLC* for Exclusive Benefit of Our Customers Attn Mutual Funds Dept 4th Floor 499 Washington Blvd Jersey City NJ 07310		3,065,401.97	29.06%	25.94%
Principal Shareholders
Name and Address	Class	No. of Shares	% of Class of Shares of Fund Before Reorganization	% of Class of Shares of Fund After Reorganization
National Financial Services LLC* for Exclusive Benefit of Our Customers Attn Mutual Funds Dept 4th Floor 499 Washington Blvd Jersey City NJ 07310	A	190,439.776	36.72%	11.79%
Wells Fargo Clearing Svcs LLC* Special Custody Acct for the Exclusive Benefit of Customer 2801 Market Street St Louis MO 63103	A	149,951.176	28.92%	11.44%
Raymond James* Omnibus for Mutual Funds House Acct Firm 92500015 Attn Mutual Fund Reconciliation 14G 880 Carillon Parkway St Petersburg FL 33716	A	37,061.438	7.15%	5.66%
National Financial Services LLC* for Exclusive Benefit of Our Customers Attn Mutual Funds Dept 4th Floor 499 Washington Blvd Jersey City NJ 07310	I	2,880,375.998	28.67%	28.35%
Charles Schwab & Co Inc.* Special Custody Acct FBO Customers Attn Mutual Funds 211 Main Street San Francisco CA 94105	I	2,554,607.136	25.47%	21.41%
Sei Private Trust Company* c/o Security National ID 261 Attn: Mutual Fund Administrator One Freedom Valley Drive Oaks PA 19456	I	1,544,398.992	14.64%	11.43%
Wells Fargo Clearing Svcs LLC* Special Custody Acct for the Exclusive Benefit of Customer 2801 Market Street St Louis MO 63103	I	948,741.278	9.45%	7.31%
LPL Financial* A/C 1000-0005 4707 Executive Drive San Diego CA 92121-3091	I	614,563.942	5.83%	9.42%

* These entities are omnibus accounts for many individual shareholder accounts. The Funds are not aware of the size or identity of the underlying individual accounts.

34

FINANCIAL STATEMENTS AND EXPERTS

The Annual Report of Virtus Opportunities Trust relating to the Tax-Exempt Bond Fund for the year ended September 30, 2025, including the financial statements and financial highlights for the periods indicated therein, has been incorporated by reference herein and in the Registration Statement in reliance upon the report of PricewaterhouseCoopers LLP, independent registered public accounting firm, incorporated by reference herein, and upon the authority of said firm as experts in accounting and auditing.

The Annual Report of Virtus Asset Trust relating to the High Grade Municipal Bond Fund for the year ended December 31, 2025, including the financial statements and financial highlights for the periods indicated therein, has been incorporated by reference herein and in the Registration Statement in reliance upon the report of PricewaterhouseCoopers LLP, independent registered public accounting firm, incorporated by reference herein, and upon the authority of said firm as experts in accounting and auditing.

The Annual Report of Virtus Asset Trust relating to the Acquiring Fund for the year ended December 31, 2025, including the financial statements and financial highlights for the periods indicated therein, has been incorporated by reference herein and in the Registration Statement in reliance upon the report of PricewaterhouseCoopers LLP, independent registered public accounting firm, incorporated by reference herein, and upon the authority of said firm as experts in accounting and auditing.

LEGAL MATTERS

Certain legal matters concerning the issuance of shares of the Acquiring Fund will be passed upon by Jennifer S. Fromm, Esq., Vice President, Chief Legal Officer, Counsel and Secretary of the Trust.

ADDITIONAL INFORMATION

The Trusts are subject to the informational requirements of the Securities Exchange Act of 1934, as amended, and the 1940 Act, and in accordance therewith files reports and other information including proxy material and charter documents with the SEC. These materials can be obtained electronically from the EDGAR database on the SEC’s Internet site (http://www.sec.gov) or, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov.

May 1, 2026

35

EXHIBIT A

AGREEMENT AND PLAN OF REORGANIZATION (TAX-EXEMPT BOND FUND)

THIS AGREEMENT AND PLAN OF REORGANIZATION (the “Agreement”) is made as of this 7th day of April, 2026, by and among Virtus Asset Trust (“VAT”), a Delaware statutory trust, with its principal place of business at 101 Munson Street, Greenfield, Massachusetts 01301, on behalf of Virtus Seix Investment Grade Tax-Exempt Bond Fund (the “Acquiring Fund”) (to be renamed Virtus Newfleet Intermediate Municipal Bond Fund), a series of VAT and Virtus Opportunities Trust (“VOT”), a Delaware statutory trust, with its principal place of business at 101 Munson Street, Greenfield, Massachusetts 01301, on behalf of Virtus Seix Tax-Exempt Bond Fund (the “Acquired Fund”), a series of VOT (VOT and VAT are each a “Trust” and collectively, sometimes hereafter referred to as the “Trusts”).

This Agreement is intended to be and is adopted as a plan of reorganization and liquidation within the meaning of Section 368(a)(1) of the United States Internal Revenue Code of 1986, as amended (the “Code”). The reorganization (the “Reorganization”) will consist of the transfer of all of the assets of the Acquired Fund to the Acquiring Fund in exchange solely for voting shares of beneficial interest of the Acquiring Fund, the assumption by the Acquiring Fund of all liabilities of the Acquired Fund, and the distribution of the Acquiring Fund Shares (as defined below) to the shareholders of the Acquired Fund in complete liquidation of the Acquired Fund as provided herein, all upon the terms and conditions hereinafter set forth in this Agreement.

Schedule A shows the Acquiring Fund and its classes of shares of beneficial interest (“Acquiring Fund Shares”) and the Acquired Fund with its corresponding classes of shares of beneficial interest (“Acquired Fund Shares”). Throughout this Agreement, the term Acquiring Fund Shares should be read to include each class of shares of the Acquiring Fund and each reference to Acquiring Fund Shares in connection with the Acquired Fund should be read to include each class of the Acquiring Fund that corresponds to the relevant class of the Acquired Fund as shown on Schedule A.

The Acquired Fund is a series of VOT, which is an open-end, registered investment company of the management type, and the Acquiring Fund is a series of VAT, which is an open-end, registered investment company of the management type. The Acquired Fund owns securities that generally are assets of the character in which the Acquiring Fund is permitted to invest.

The Board of Trustees of VAT, including a majority of the Trustees who are not “interested persons” of VAT, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), has determined, with respect to the Acquiring Fund, that the exchange of all of the assets of the Acquired Fund for Acquiring Fund Shares and the assumption of all liabilities of the Acquired Fund by the Acquiring Fund is in the best interests of the Acquiring Fund and its shareholders, and that the interests of the existing shareholders of the Acquiring Fund would not be diluted as a result of this transaction.

The Board of Trustees of VOT, including a majority of the Trustees who are not “interested persons” of VOT, as defined in the 1940 Act, has also determined, with respect to the Acquired Fund, that the exchange of all of the assets of the Acquired Fund for Acquiring Fund Shares and the assumption of all liabilities of the Acquired Fund by the Acquiring Fund is in the best interests of the Acquired Fund and its shareholders and that the interests of the existing shareholders of the Acquired Fund would not be diluted as a result of this transaction.

NOW, THEREFORE, in consideration of the premises and of the covenants and agreements hereinafter set forth, the parties hereto covenant and agree as follows:

1.	TRANSACTION

1.1 Subject to the terms and conditions set forth herein and on the basis of the representations and warranties contained herein, the Acquired Fund agrees to transfer all of the Acquired Fund’s assets, as set forth in paragraph 1.2, to the Acquiring Fund, and the Acquiring Fund agrees in exchange therefor: (i) to deliver to the Acquired Fund the number of full and fractional Acquiring Fund Shares of each class equal in value to the net value of each corresponding class of the Acquired Fund outstanding on the date for closing of the Reorganization, determined as set forth in paragraphs 2.1 and 2.2; and (ii) to assume all liabilities of the Acquired Fund, as set forth in paragraph 1.3. Such transactions shall take place at the closing provided for in paragraph 3.1 (the “Closing Date”).

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1.2 The assets of the Acquired Fund to be acquired by the Acquiring Fund shall consist of all assets and property, including, without limitation, all cash, securities, commodities and futures interests and dividends or interests receivable, that are owned by the Acquired Fund, and any deferred or prepaid expenses shown as an asset on the books of the Acquired Fund, on the Closing Date (collectively, the “Assets”).

1.3 The Acquired Fund will endeavor to discharge or accrue for all of its known liabilities and obligations prior to the Closing Date. The Acquiring Fund shall also assume all of the liabilities of the Acquired Fund, whether accrued or contingent, known or unknown, existing at the Valuation Date, as defined in paragraph 2.1 (collectively, “Liabilities”). On or as soon as practicable prior to the Closing Date, the Acquired Fund will declare and pay to its shareholders of record one or more dividends and/or other distributions so that it will have distributed substantially all of (i) its investment company taxable income (computed without regard to any deduction for dividends paid), (ii) the excess, if any, of (x) its investment income excludible from gross income under Section 103 of the Code over (y) its deductions disallowed under Sections 265 and 171 of the Code (“net tax-exempt income”), and (iii) realized net capital gain, if any, in the case of each of (i), (ii) and (iii), for all of its taxable years, including its final taxable year ending on the Closing Date.

1.4 Immediately after the transfer of Assets provided for in paragraph 1.1, the Acquired Fund will distribute to the Acquired Fund’s shareholders of record, determined as of immediately after the close of business on the Closing Date (the “Acquired Fund Shareholders”), on a pro rata basis, the Acquiring Fund Shares received by the Acquired Fund pursuant to paragraph 1.1, and will completely liquidate. Such distribution and liquidation will be accomplished, with respect to the Acquired Fund’s shares, by the transfer of the Acquiring Fund Shares then credited to the account of the Acquired Fund on the books of the Acquiring Fund to open accounts on the share records of the Acquiring Fund in the names of the Acquired Fund Shareholders. The aggregate net asset value of Acquiring Fund Shares to be so credited to Acquired Fund Shareholders shall be equal to the aggregate net asset value of the Acquired Fund shares owned by such shareholders on the Closing Date. All issued and outstanding shares of the Acquired Fund will simultaneously be canceled on the books of the Acquired Fund.

1.5 Ownership of Acquiring Fund Shares will be shown on the books of the Acquiring Fund or its Transfer Agent, as defined in paragraph 3.3.

1.6 Any reporting responsibility of the Acquired Fund including, but not limited to, the responsibility for filing of regulatory reports, tax returns, or other documents with the U.S. Securities and Exchange Commission (the “Commission”), any state securities commission, and any federal, state or local tax authorities or any other relevant regulatory authority, is and shall remain the responsibility of the Acquired Fund.

2.	VALUATION

2.1 The value of the Assets shall be the value computed as of immediately after the close of business of the New York Stock Exchange and after the declaration of any dividends at or prior to the Closing Date (such time and date being hereinafter called the “Valuation Date”), using the valuation procedures established by VOT’s Board of Trustees, which shall be described in the then-current prospectus and statement of additional information with respect to the Acquired Fund.

2.2 The net asset value of each class of the Acquiring Fund Shares shall be the net asset value per share computed as of the Valuation Date, using the valuation procedures established by VAT’s Board of Trustees which shall be described in the Acquiring Fund’s then-current prospectus and statement of additional information.

2.3 The number of each class of Acquiring Fund Shares to be issued (including fractional shares, if any) in exchange for the Acquired Fund’s Assets shall be determined by dividing the value of the net assets with respect to the shares of the respective class of the Acquired Fund determined using the same valuation procedures referred to in paragraph 2.1, by the net asset value of an Acquiring Fund Share of the corresponding class, determined in accordance with paragraph 2.2.

2.4 Virtus Fund Services, LLC (“VFS”) shall make or oversee all computations of value, in its capacity as administrator for the Trusts.

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3.	CLOSING AND CLOSING DATE

3.1 The Closing Date shall be June 12, 2026, or such other date as the parties may agree. All acts taking place at the closing of the transaction (the “Closing”) shall be deemed to take place simultaneously as of immediately after the close of business on the Closing Date unless otherwise agreed to by the parties. The close of business on the Closing Date shall be as of 4:00 p.m., Eastern Time. The Closing shall be held at the offices of VFS, or at such other time and/or place as the parties may agree.

3.2 VAT shall direct The Bank of New York Mellon, as custodian for the Acquired Fund (the “Custodian”), to deliver, on the next business day after the Closing, a certificate of an authorized officer stating that the Assets shall have been delivered in proper form to the Acquiring Fund. The Acquired Fund shall have delivered to the Acquiring Fund a certificate executed in the Acquired Fund’s name by its Treasurer or Assistant Treasurer, in a form reasonably satisfactory to the Acquiring Fund, and dated as of the Closing Date, to the effect that all necessary taxes in connection with the delivery of the Assets, including all applicable federal and state stock transfer stamps, if any, have been paid or provision for payment has been made. The Acquired Fund’s portfolio securities represented by a certificate or other written instrument shall be presented by the Acquired Fund’s Custodian to the custodian for the Acquiring Fund for examination no later than on the next business day following the Closing Date, and shall be transferred and delivered by the Acquired Fund on the next business day following the Closing Date for the account of the Acquiring Fund duly endorsed in proper form for transfer in such condition as to constitute good delivery thereof. The Custodian shall deliver as of the Closing Date by book entry, in accordance with the customary practices of such depositories and the Custodian, the Acquired Fund’s portfolio securities and instruments deposited with a “securities depository”, as defined in Rule 17f-4 under the 1940 Act. The cash to be transferred by the Acquired Fund shall be delivered by wire transfer of federal funds on the Closing Date.

3.3 VOT shall direct VFS in its capacity as transfer agent for VOT (the “Transfer Agent”), on behalf of the Acquired Fund, to deliver on the next business day following the Closing, a certificate of an authorized officer stating that its records contain the names and addresses of the Acquired Fund Shareholders, and the number and percentage ownership of outstanding shares of each class owned by each such shareholder immediately prior to the Closing. The Acquiring Fund shall issue and deliver a confirmation evidencing the Acquiring Fund Shares to be credited on the Closing Date to the Secretary of the Acquired Fund, or provide evidence satisfactory to the Acquired Fund that such Acquiring Fund Shares have been credited to the Acquired Fund’s account on the books of the Acquiring Fund. At the Closing each party shall deliver to the other such bills of sale, checks, assignments, share certificates, if any, receipts or other documents as such other party or its counsel may reasonably request.

3.4 In the event that on the Valuation Date (a) the New York Stock Exchange or another primary trading market for portfolio securities of the Acquired Fund shall be closed to trading or trading thereupon shall be restricted, or (b) trading or the reporting of trading on such Exchange or elsewhere shall be disrupted so that accurate appraisal of the value of the net assets of the Acquired Fund is impracticable, the Closing Date shall be postponed until the first Friday after the day when trading shall have been fully resumed and reporting shall have been restored.

4.	REPRESENTATIONS AND WARRANTIES

4.1 VOT, on behalf of the Acquired Fund, represents and warrants as follows:

(a) The Acquired Fund is duly organized as a series of VOT, which is a Delaware trust duly organized, validly existing and in good standing under the laws of the State of Delaware with power under VOT’s Declaration of Trust (the “Trust Instrument”) to own all of its assets and to carry on its business as it is now being conducted;

(b) VOT is a registered investment company classified as a management company of the open-end type, and its registration with the Commission as an investment company under the 1940 Act, and the registration of shares of the Acquired Fund under the Securities Act of 1933, as amended (“1933 Act”), is in full force and effect;

(c) No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by the Acquired Fund of the transactions contemplated herein, except such as have been obtained under the 1933 Act, the Securities Exchange Act of 1934, as amended (the “1934 Act”) and the 1940 Act and such as may be required by state securities laws;

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(d) The current prospectus and statement of additional information of the Acquired Fund and each prospectus and statement of additional information of the Acquired Fund used at all times previous to the date of this Agreement conforms or conformed at the time of its use in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder, and does not or did not at the time of its use include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading;

(e) On the Closing Date, VOT, on behalf of the Acquired Fund, will have good and marketable title to the Assets and full right, power, and authority to sell, assign, transfer and deliver such Assets hereunder free of any liens or other encumbrances, and upon delivery and payment for such Assets, VAT, on behalf of the Acquiring Fund, will acquire good and marketable title thereto, subject to no restrictions on the full transfer thereof, including such restrictions as might arise under the 1933 Act, other than as disclosed to the Acquiring Fund;

(f) The Acquired Fund is not engaged currently, and the execution, delivery and performance of this Agreement will not result, in (i) a material violation of VOT’s Trust Instrument or of any agreement, indenture, instrument, contract, lease or other undertaking to which VOT, on behalf of the Acquired Fund, is a party or by which it is bound, or (ii) the acceleration of any obligation, or the imposition of any penalty, under any agreement, indenture, instrument, contract, lease, judgment or decree to which VOT, on behalf of the Acquired Fund, is a party or by which it is bound;

(g) All material contracts or other commitments of the Acquired Fund (other than this Agreement and certain investment contracts, including options, futures and forward contracts) will terminate without liability to the Acquired Fund on or prior to the Closing Date;

(h) Except as otherwise disclosed in writing to and accepted by VAT, on behalf of the Acquiring Fund, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or, to its knowledge, threatened against VOT, on behalf of the Acquired Fund, or any of its properties or assets that, if adversely determined, would materially and adversely affect its financial condition or the conduct of its business. VOT, on behalf of the Acquired Fund, knows of no facts which might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects its business or its ability to consummate the transactions herein contemplated;

(i) The audited Statement of Assets and Liabilities, Statements of Operations and Changes in Net Assets, and Schedule of Investments of the Acquired Fund at September 30, 2025 are in accordance with generally accepted accounting principles (“GAAP”) consistently applied, and such statements (copies of which have been furnished to the Acquiring Fund) present fairly, in all material respects, the financial condition of the Acquired Fund as of such date in accordance with GAAP, and there are no known contingent liabilities of the Acquired Fund required to be reflected on a balance sheet (including the notes thereto) in accordance with GAAP as of such date not disclosed therein;

(j) Since September 30, 2025, there has not been any material adverse change in the Acquired Fund’s financial condition, assets, liabilities or business, other than changes occurring in the ordinary course of business, or any incurrence by the Acquired Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by the Acquiring Fund. For the purposes of this subparagraph (j), a decline in net asset value per share of the Acquired Fund due to declines in market values of securities in the Acquired Fund’s portfolio, the discharge of Acquired Fund liabilities, or the redemption of Acquired Fund shares by shareholders of the Acquired Fund shall not constitute a material adverse change;

(k) On the Closing Date, all Federal and other tax returns, dividend reporting forms, and other tax-related reports of the Acquired Fund required by law to have been filed by such date (including any extensions) shall have been filed and are or will be correct in all material respects, and all Federal and other taxes shown as due or required to be shown as due on said returns and reports shall have been paid or provision shall have been made for the payment thereof, and to the best of the Acquired Fund’s knowledge, no such return is currently under audit and no assessment has been asserted with respect to such returns;

(l) For each taxable year of its operation (including the taxable year ending on the Closing Date), the Acquired Fund has met (or will meet) the requirements of Subchapter M of the Code for qualification as a regulated investment company, has been (or will be) eligible to and has computed (or will compute) its Federal income tax

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under Section 852 of the Code, and will have distributed all of its investment company taxable income, net tax-exempt income and net capital gain (as defined in the Code) that has accrued through the Closing Date, and before the Closing Date will have declared dividends sufficient to distribute all of its investment company taxable income, net tax-exempt income and net capital gain for the period ending on the Closing Date;

(m) All issued and outstanding Acquired Fund Shares of each class are, and on the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable (recognizing that, under Delaware law, it is theoretically possible that shareholders of the Acquired Fund could under certain circumstances, be held personally liable for obligations of the Acquired Fund) and have been offered and sold in every state and the District of Columbia in compliance in all material respects with applicable registration requirements of the 1933 Act and state securities laws. All of the issued and outstanding shares of each class of the Acquired Fund will, at the time of Closing, be held by the persons and in the amounts set forth in the records of the Transfer Agent, on behalf of the Acquired Fund, as provided in paragraph 3.3. The Acquired Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any of the shares of the Acquired Fund, nor is there outstanding any security convertible into any of the Acquired Fund shares;

(n) The execution, delivery and performance of this Agreement will have been duly authorized prior to the Closing Date by all necessary action, if any, on the part of the Board of Trustees of VOT, on behalf of the Acquired Fund, and this Agreement will constitute a valid and binding obligation of the Acquired Fund, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors’ rights and to general equity principles; and

(o) The information to be furnished by the Acquired Fund for use in registration statements and other documents filed or to be filed with any Federal, state or local regulatory authority (including the Financial Industry Regulatory Authority), which may be necessary in connection with the transactions contemplated hereby, shall be accurate and complete in all material respects and shall comply in all material respects with Federal securities and other laws and regulations thereunder applicable thereto.

4.2 VAT, on behalf of the Acquiring Fund, represents and warrants as follows:

(a) The Acquiring Fund is duly organized as a series of VAT, which is a trust duly organized, validly existing and in good standing under the laws of the State of Delaware with power under its Trust Instrument to own all of its assets and to carry on its business as it is now being conducted;

(b) VAT is a registered investment company classified as a management company of the open-end type, and its registration with the Commission as an investment company under the 1940 Act and the registration of shares of the Acquiring Fund under the 1933 Act, is in full force and effect;

(c) No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by the Acquiring Fund of the transactions contemplated herein, except such as have been obtained under the 1933 Act, the 1934 Act and the 1940 Act and such as may be required by state securities laws;

(d) The current prospectus and statement of additional information of the Acquiring Fund and each prospectus and statement of additional information of the Acquiring Fund used at all times previous to the date of this Agreement conforms or conformed at the time of its use in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and does not or did not at the time of its use include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading;

(e) The Acquiring Fund is not engaged currently, and the execution, delivery and performance of this Agreement will not result, in (i) a material violation of VAT’s Trust Instrument or of any agreement, indenture, instrument, contract, lease or other undertaking to which VAT, on behalf of the Acquiring Fund, is a party or by which it is bound, or (ii) the acceleration of any obligation, or the imposition of any penalty, under any agreement, indenture, instrument, contract, lease, judgment or decree to which VAT, on behalf of the Acquiring Fund, is a party or by which it is bound;

(f) Except as otherwise disclosed in writing to and accepted by VOT, on behalf of the Acquired Fund, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or, to its knowledge, threatened against VAT, on behalf of the Acquiring Fund, or any of the Acquiring Fund’s properties or assets that, if adversely determined, would materially and adversely affect the Acquiring Fund’s

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financial condition or the conduct of the Acquiring Fund’s business. VAT, on behalf of the Acquiring Fund, knows of no facts which might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects the Acquiring Fund’s business or the Acquiring Fund’s ability to consummate the transactions herein contemplated;

(g) On the Closing Date, the Acquiring Fund will have good and marketable title to its assets;

(h) The audited financial statements of the Acquiring Fund at December 31, 2025 are in accordance with GAAP consistently applied, and such statements (copies of which have been furnished to the Acquired Fund) fairly reflect the financial condition of the Acquiring Fund as of such date, and there are no known contingent liabilities of the Acquiring Fund as of such date not disclosed therein;

(i) Since December 31, 2025, there has not been any material adverse change in the Acquiring Fund’s financial condition, assets, liabilities, or business other than changes occurring in the ordinary course of business, or any incurrence by the Acquiring Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by the Acquired Fund. For the purposes of this subparagraph (i), a decline in the net asset value of the Acquiring Fund shall not constitute a material adverse change;

(j) On the Closing Date, all Federal and other tax returns, dividend reporting forms, and other tax-related reports of the Acquiring Fund required by law to have been filed by such date (including any extensions) shall have been filed and are or will be correct in all material respects, and all Federal and other taxes shown as due or required to be shown as due on said returns and reports shall have been paid or provision shall have been made for the payment thereof, and to the best of the Acquiring Fund’s knowledge no such return is currently under audit and no assessment has been asserted with respect to such returns;

(k) For each fiscal year of its operation, the Acquiring Fund has met the requirements of Subchapter M of the Code for qualification and treatment as a regulated investment company, has distributed in each such year all net investment company taxable income (computed without regard to any deduction for dividends paid), net tax-exempt income and net realized capital gains (after reduction for any capital loss carryforward) and has met the diversification requirements of the Code and the regulations thereunder;

(l) All issued and outstanding Acquiring Fund Shares of each class are, and on the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable (recognizing that, under Delaware law, it is theoretically possible that shareholders of the Acquiring Fund could, under certain circumstances, be held personally liable for obligations of the Acquiring Fund) and have been offered and sold in every state and the District of Columbia in compliance in all material respects with applicable registration requirements of the 1933 Act. The Acquiring Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any Acquiring Fund Shares, nor is there outstanding any security convertible into any Acquiring Fund Shares;

(m) The execution, delivery and performance of this Agreement will have been fully authorized prior to the Closing Date by all necessary action, if any, on the part of the Trustees of VAT, on behalf of the Acquiring Fund, and this Agreement will constitute a valid and binding obligation of VAT, on behalf of the Acquiring Fund, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors’ rights and to general equity principles;

(n) Acquiring Fund Shares of each class to be issued and delivered to the Acquired Fund, for the account of the Acquired Fund Shareholders, pursuant to the terms of this Agreement, will on the Closing Date have been duly authorized and, when so issued and delivered, will be duly and validly issued Acquiring Fund Shares of each class, and will be fully paid and non-assessable (recognizing that, under Delaware law, it is theoretically possible that shareholders of the Acquiring Fund could, under certain circumstances, be held personally liable for obligations of the Acquiring Fund);

(o) The information to be furnished by the Acquiring Fund for use in the registration statements, proxy materials and other documents that may be necessary in connection with the transactions contemplated hereby shall be accurate and complete in all material respects and shall comply in all material respects with Federal securities and other laws and regulations applicable thereto; and

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(p) The Acquiring Fund agrees to use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act and such of the state blue sky or securities laws as may be necessary in order to continue its operations after the Closing Date.

5.	COVENANTS OF VOT ON BEHALF OF THE ACQUIRED FUND

5.1 The Acquired Fund will operate its business in the ordinary course between the date hereof and the Closing Date except as contemplated by this Agreement.

5.2 If necessary, VOT will call a meeting of the shareholders of the Acquired Fund to consider and act upon this Agreement and to take all other actions necessary to obtain approval of the transactions contemplated herein.

5.3 The Acquired Fund covenants that the Acquiring Fund Shares of each class to be issued hereunder are not being acquired for the purpose of making any distribution thereof, other than in accordance with the terms of this Agreement.

5.4 The Acquired Fund shall assist the Acquiring Fund in obtaining such information as the Acquiring Fund reasonably requests concerning the holders of the Acquired Fund’s shares of each class.

5.5 Subject to the provisions of this Agreement, the Acquired Fund will take, or cause to be taken, all action, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Agreement.

5.6 As soon as is reasonably practicable after the Closing, the Acquired Fund will make a liquidating distribution to its shareholders of each class consisting of the Acquiring Fund Shares of the corresponding class received at the Closing.

5.7 The Acquired Fund shall use its reasonable best efforts to fulfill or obtain the fulfillment of the conditions precedent to effect the transactions contemplated by this Agreement as promptly as practicable.

5.8 VOT, on behalf of the Acquired Fund, covenants that it will, from time to time, as and when reasonably requested by VAT, on behalf of the Acquiring Fund, execute and deliver or cause to be executed and delivered all such assignments and other instruments, and will take or cause to be taken such further action as VAT, on behalf of the Acquiring Fund, may reasonably deem necessary or desirable in order to vest in and confirm (a) VOT’s, on behalf of the Acquired Fund’s, title to and possession of the Acquiring Fund Shares to be delivered hereunder, and (b) VAT’s, on behalf of the Acquiring Fund’s, title to and possession of all the assets, and to carry out the intent and purpose of this Agreement.

6.	COVENANTS OF VAT ON BEHALF OF THE ACQUIRING FUND

6.1 The Acquiring Fund will operate its business in the ordinary course between the date hereof and the Closing Date except as contemplated by this Agreement.

6.2 Subject to the provisions of this Agreement, the Acquiring Fund will take, or cause to be taken, all action, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Agreement.

6.3 The Acquiring Fund shall use its reasonable best efforts to fulfill or obtain the fulfillment of the conditions precedent to effect the transactions contemplated by this Agreement as promptly as practicable.

6.4 The registration statement on Form N-14 (the “Registration Statement”) which the Acquiring Fund shall have prepared and filed for the registration under the 1933 Act of the Acquiring Fund Shares to be distributed to the Acquired Fund Shareholders pursuant hereto, shall have become effective under the 1933 Act and no stop orders suspending the effectiveness thereof shall have been issued and, to the knowledge of the parties thereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act.

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6.5 The Acquiring Fund will use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act and such of the state blue sky or securities laws as may be necessary in order to continue its operations after the Closing Date.

7.	CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRED FUND

The obligations of VOT, on behalf of the Acquired Fund, to consummate the transactions provided for herein shall be subject, at VOT’s election, to the performance by VAT, on behalf of the Acquiring Fund, of all the obligations to be performed by it hereunder on or before the Closing Date, and, in addition thereto, the following further conditions:

7.1 All representations and warranties of VAT, on behalf of the Acquiring Fund, contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date, with the same force and effect as if made on and as of the Closing Date;

7.2 VAT, on behalf of the Acquiring Fund, shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by VAT, on behalf of the Acquiring Fund on or before the Closing Date; and

7.3 The Acquiring Fund shall have delivered to the Acquired Fund a certificate executed in the Acquiring Fund’s name by its President or Vice President, and its Treasurer or Assistant Treasurer, in a form reasonably satisfactory to the Acquired Fund, and dated as of the Closing Date, to the effect that the representations and warranties of the Acquiring Fund made in this Agreement are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement and as to such other matters as the Acquired Fund shall reasonably request.

7.4 The investment advisory agreement applicable to management of the Acquiring Fund shall have been amended to the extent required for the advisory fee rate applicable to the Acquiring Fund beginning on the Closing Date to be no higher than the advisory fee rate applicable to the Acquired Fund prior to the Closing Date.

8.	CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUND

The obligations of VAT, on behalf of the Acquiring Fund, to consummate the transactions provided for herein shall be subject, at the VAT’s election, to the performance by the Trust, on behalf of the Acquired Fund, of all of the obligations to be performed by it hereunder on or before the Closing Date and, in addition thereto, the following further conditions:

8.1 All representations and warranties of VOT, on behalf of the Acquired Fund, contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date, with the same force and effect as if made on and as of the Closing Date;

8.2 VOT shall have delivered to the Acquiring Fund a statement of the Acquired Fund’s assets and liabilities, as of the Closing Date, certified by the Treasurer of VOT;

8.3. VOT, on behalf of the Acquired Fund, shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by VOT, on behalf of the Acquired Fund, on or before the Closing Date;

8.4 The Acquired Fund shall have declared and paid a distribution or distributions prior to the Closing Date that, together with all previous distributions, shall have the effect of distributing to its shareholders (i) all of its investment company taxable income, all of its net tax-exempt income and all of its net realized capital gains, if any, for the period from the close of its last fiscal year to 4:00 p.m. Eastern time on the Closing Date; and (ii) any undistributed investment company taxable income, net tax-exempt income and net realized capital gains from any period to the extent not otherwise already distributed; and

8.5 The Acquired Fund shall have delivered to the Acquiring Fund a certificate executed in the Acquired Fund’s name by its President or Vice President, and its Treasurer or Assistant Treasurer, in a form reasonably satisfactory to the Acquiring Fund, and dated as of the Closing Date, to the effect that the representations and warranties of the Acquired Fund made in this Agreement are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement and as to such other matters as the Acquiring Fund shall reasonably request.

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9.	FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUND AND THE ACQUIRED FUND

If any of the conditions set forth below have not been satisfied on or before the Closing Date with respect to either the Acquired Fund or the Acquiring Fund, the other party to this Agreement shall, at its option, not be required to consummate the transactions contemplated by this Agreement:

9.1 This Agreement and the transactions contemplated herein shall not require a vote of the holders of the outstanding shares of the Acquired Fund pursuant to VOT’s Trust Instrument, applicable Delaware law or the 1940 Act. If the transactions contemplated herein require a vote of the holders of the outstanding shares of the Acquired Fund, the parties shall not be obligated to proceed with the transactions but may proceed by mutual agreement only if this Agreement and the transactions contemplated herein have been approved by the requisite vote of the holders of the outstanding shares of the Acquired Fund. Notwithstanding anything herein to the contrary, neither the Acquired Fund nor the Acquiring Fund, may waive the conditions set forth in this paragraph 9.1;

9.2 On the Closing Date no action, suit or other proceeding shall be pending or, to its knowledge, threatened before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or the transactions contemplated herein;

9.3 All consents of other parties and all other consents, orders and permits of Federal, state and local regulatory authorities deemed necessary by each Trust, on behalf of both the Acquiring Fund and the Acquired Fund, to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order or permit would not involve a risk of a material adverse effect on the assets or properties of the Acquiring Fund or the Acquired Fund, provided that either party hereto may for itself waive any of such conditions;

9.4 The Registration Statement shall have become effective under the 1933 Act and no stop orders suspending the effectiveness thereof shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act; and

9.5 The parties shall have received the opinion of Dechert LLP or such other legal counsel mutually agreed by the parties (“Special Tax Counsel”), addressed to each Trust substantially to the effect that, based upon certain facts, assumptions, and representations, the transaction contemplated by this Agreement either should or will, for Federal income tax purposes, qualify as a tax-free reorganization described in Section 368(a) of the Code. The delivery of such opinion is conditioned upon receipt of representations Special Tax Counsel shall request of each Trust. Notwithstanding anything herein to the contrary, the Trusts may not waive the condition set forth in this paragraph 9.5.

10.	BROKERAGE FEES AND EXPENSES

10.1 Each Trust, on behalf of the Acquired Fund and the Acquiring Fund, as applicable, represents and warrants that there are no brokers or finders entitled to receive any payments in connection with the transactions provided for herein.

10.2 The expenses relating to the proposed Reorganization will be shared between the Acquired Fund and Acquiring Fund. The costs of the Reorganization shall include, but not be limited to, costs associated with obtaining any necessary order of exemption from the 1940 Act, preparation of the Registration Statement on Form N-14, printing and distributing the Acquiring Fund’s prospectus/proxy statement or information statement, legal fees, accounting fees, and securities registration fees. Notwithstanding any of the foregoing, expenses will in any event be paid by the party directly incurring such expenses if and to the extent that the payment by another person of such expenses would result in the disqualification of such party as a “regulated investment company” within the meaning of Section 851 of the Code.

10.3 In the event the transactions contemplated by this Agreement are not consummated, then the officers of the Acquired Fund and Acquiring Fund, or an affiliate, shall, based on the reasons for not consummating the transaction, agree on a reasonable allocation of expenses.

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11.	ENTIRE AGREEMENT; SURVIVAL OF WARRANTIES

11.1 The Trusts on behalf of the Acquiring Fund and the Acquired Fund have not made any representation, warranty or covenant not set forth herein; this Agreement constitutes the entire agreement between the parties.

11.2 The representations, warranties and covenants contained in this Agreement or in any document delivered pursuant hereto or in connection herewith shall not survive the consummation of the transactions contemplated hereunder. The covenants to be performed after the Closing shall survive the Closing.

12.	TERMINATION

This Agreement may be terminated and the transactions contemplated hereby may be abandoned by either party by (i) mutual agreement of the parties, or (ii) by either party if the Closing shall not have occurred on or before December 14, 2026 unless such date is extended by mutual agreement of the parties, or (iii) by either party if the other party shall have materially breached its obligations under this Agreement or made a material and intentional misrepresentation herein or in connection herewith. In the event of any such termination, this Agreement shall become void and there shall be no liability hereunder on the part of any party or their respective Trustees or officers, except for any such material breach or intentional misrepresentation, as to each of which all remedies at law or in equity of the party adversely affected shall survive.

13.	WAIVER

The Acquiring Fund and the Acquired Fund, after consultation with their respective counsel and by mutual consent of each of their Board of Trustees, may waive any condition to their respective obligations hereunder, except the conditions set forth in paragraphs 9.1 and 9.5.

14.	AMENDMENTS

This Agreement may be amended, modified or supplemented in such manner as may be deemed necessary or advisable and mutually agreed upon in writing by the authorized officers of each Trust; provided, however, that following the meeting of the shareholders, if necessary, of the Acquired Fund called by VOT pursuant to paragraph 5.2 of this Agreement, no such amendment may have the effect of changing the provisions for determining the number of Acquiring Fund Shares to be issued to Acquired Fund Shareholders under this Agreement to the detriment of such shareholders without their further approval.

15.	NOTICES

Any notice, report, statement or demand required or permitted by any provisions of this Agreement shall be in writing and shall be given by facsimile, personal service or prepaid or certified mail addressed to the receiving party in care of Virtus Fund Services, LLC, One Financial Plaza, Hartford, CT 06103, Attn: Counsel.

16.	HEADINGS; COUNTERPARTS; GOVERNING LAW; ASSIGNMENT; LIMITATION OF LIABILITY

16.1 The Article and paragraph headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

16.2 This Agreement may be executed in any number of counterparts, each of which shall be deemed an original.

16.3 This Agreement shall be governed by and construed in accordance with the laws of the State of Delaware without regard to its principles of conflicts of laws.

16.4 This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other party. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

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16.5 It is expressly agreed that the obligations of the respective parties hereunder shall not be binding upon any of the Trustees, shareholders, nominees, officers, agents, or employees of each such party personally, but shall bind only the property of the respective party, as provided in each Trust Instrument. The execution and delivery by such officers of the respective parties shall not be deemed to have been made by any of them individually or to impose any liability on any of them personally, but shall bind only the property of the each such party as provided in each Trust Instrument.

IN WITNESS WHEREOF, each of the parties hereto has caused this Agreement to be executed by its President, Vice President or Treasurer all as of the date first written above.

VIRTUS OPPORTUNITIES TRUST, on behalf of its series Virtus Seix Tax-Exempt Bond Fund

By:	/s/ W. Patrick Bradley
Name: W. Patrick Bradley
Title: Executive Vice President, Chief Financial Officer & Treasurer

VIRTUS ASSET TRUST, on behalf of its series Virtus Seix Investment Grade Tax-Exempt Bond Fund

By:	/s/ Richard W. Smirl
Name: Richard W. Smirl
Title: Executive Vice President

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SCHEDULE A

Acquired Fund	Acquiring Fund	Class Mapping for Reorganization
Virtus Seix Tax-Exempt Bond Fund, a series of Virtus Opportunities Trust Class A Class I	Virtus Seix Investment Grade Tax-Exempt Bond Fund Class A Class I	Class A to Class A Class I to Class I
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EXHIBIT B

AGREEMENT AND PLAN OF REORGANIZATION (HIGH GRADE MUNICIPAL BOND FUND)

THIS AGREEMENT AND PLAN OF REORGANIZATION (the “Agreement”) is made as of this 7th day of April, 2026, by and among Virtus Asset Trust (the “Trust”), a Delaware statutory trust, with its principal place of business at 101 Munson Street, Greenfield, Massachusetts 01301, on behalf of Virtus Seix Investment Grade Tax-Exempt Bond Fund (the “Acquiring Fund”) (to be renamed Virtus Newfleet Intermediate Municipal Bond Fund), a separate series of the Trust, and Virtus Seix High Grade Municipal Bond Fund (the “Acquired Fund”), a separate series of the Trust.

This Agreement is intended to be and is adopted as a plan of reorganization and liquidation within the meaning of Section 368(a)(1) of the United States Internal Revenue Code of 1986, as amended (the “Code”). The reorganization (the “Reorganization”) will consist of the transfer of all of the assets of the Acquired Fund to the Acquiring Fund in exchange solely for voting shares of beneficial interest of the Acquiring Fund, the assumption by the Acquiring Fund of all liabilities of the Acquired Fund, and the distribution of the Acquiring Fund Shares (as defined below) to the shareholders of the Acquired Fund in complete liquidation of the Acquired Fund as provided herein, all upon the terms and conditions hereinafter set forth in this Agreement.

Schedule A shows the Acquiring Fund and its classes of shares of beneficial interest (“Acquiring Fund Shares”) and the Acquired Fund with its corresponding classes of shares of beneficial interest (“Acquired Fund Shares”). Throughout this Agreement, the term Acquiring Fund Shares should be read to include each class of shares of the Acquiring Fund and each reference to Acquiring Fund Shares in connection with the Acquired Fund should be read to include each class of the Acquiring Fund that corresponds to the relevant class of the Acquired Fund as shown on Schedule A.

The Acquired Fund and the Acquiring Fund are separate series of the Trust, which is an open-end, registered investment company of the management type. The Acquired Fund owns securities that generally are assets of the character in which the Acquiring Fund is permitted to invest.

The Board of Trustees of the Trust, including a majority of the Trustees who are not “interested persons” of the Trust, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), has determined, with respect to the Acquiring Fund, that the exchange of all of the assets of the Acquired Fund for Acquiring Fund Shares and the assumption of all liabilities of the Acquired Fund by the Acquiring Fund is in the best interests of the Acquiring Fund and its shareholders, and that the interests of the existing shareholders of the Acquiring Fund would not be diluted as a result of this transaction.

The Board of Trustees of the Trust, including a majority of the Trustees who are not “interested persons” of the Trust, as defined in the 1940 Act, has also determined, with respect to the Acquired Fund, that the exchange of all of the assets of the Acquired Fund for Acquiring Fund Shares and the assumption of all liabilities of the Acquired Fund by the Acquiring Fund is in the best interests of the Acquired Fund and its shareholders and that the interests of the existing shareholders of the Acquired Fund would not be diluted as a result of this transaction.

NOW, THEREFORE, in consideration of the premises and of the covenants and agreements hereinafter set forth, the parties hereto covenant and agree as follows:

1.	TRANSACTION

1.1 Subject to the terms and conditions set forth herein and on the basis of the representations and warranties contained herein, the Acquired Fund agrees to transfer all of the Acquired Fund’s assets, as set forth in paragraph 1.2, to the Acquiring Fund, and the Acquiring Fund agrees in exchange therefor: (i) to deliver to the Acquired Fund the number of full and fractional Acquiring Fund Shares of each class equal in value to the net value of each corresponding class of the Acquired Fund outstanding on the date for closing of the Reorganization, determined as set forth in paragraphs 2.1 and 2.2; and (ii) to assume all liabilities of the Acquired Fund, as set forth in paragraph 1.3. Such transactions shall take place at the closing provided for in paragraph 3.1 (the “Closing Date”).

1.2 The assets of the Acquired Fund to be acquired by the Acquiring Fund shall consist of all assets and property, including, without limitation, all cash, securities, commodities and futures interests and dividends or interests receivable, that are owned by

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the Acquired Fund, and any deferred or prepaid expenses shown as an asset on the books of the Acquired Fund, on the Closing Date (collectively, the “Assets”).

1.3 The Acquired Fund will endeavor to discharge or accrue for all of its known liabilities and obligations prior to the Closing Date. The Acquiring Fund shall also assume all of the liabilities of the Acquired Fund, whether accrued or contingent, known or unknown, existing at the Valuation Date, as defined in paragraph 2.1 (collectively, “Liabilities”). On or as soon as practicable prior to the Closing Date, the Acquired Fund will declare and pay to its shareholders of record one or more dividends and/or other distributions so that it will have distributed substantially all of (i) its investment company taxable income (computed without regard to any deduction for dividends paid), (ii) the excess, if any, of (x) its investment income excludible from gross income under Section 103 of the Code over (y) its deductions disallowed under Sections 265 and 171 of the Code (“net tax-exempt income”), and (iii) realized net capital gain, if any, in the case of each of (i), (ii) and (iii), for all of its taxable years, including its final taxable year ending on the Closing Date.

1.4 Immediately after the transfer of Assets provided for in paragraph 1.1, the Acquired Fund will distribute to the Acquired Fund’s shareholders of record, determined as of immediately after the close of business on the Closing Date (the “Acquired Fund Shareholders”), on a pro rata basis, the Acquiring Fund Shares received by the Acquired Fund pursuant to paragraph 1.1, and will completely liquidate. Such distribution and liquidation will be accomplished, with respect to the Acquired Fund’s shares, by the transfer of the Acquiring Fund Shares then credited to the account of the Acquired Fund on the books of the Acquiring Fund to open accounts on the share records of the Acquiring Fund in the names of the Acquired Fund Shareholders. The aggregate net asset value of Acquiring Fund Shares to be so credited to Acquired Fund Shareholders shall be equal to the aggregate net asset value of the Acquired Fund shares owned by such shareholders on the Closing Date. All issued and outstanding shares of the Acquired Fund will simultaneously be canceled on the books of the Acquired Fund.

1.5 Ownership of Acquiring Fund Shares will be shown on the books of the Acquiring Fund or its Transfer Agent, as defined in paragraph 3.3.

1.6 Any reporting responsibility of the Acquired Fund including, but not limited to, the responsibility for filing of regulatory reports, tax returns, or other documents with the U.S. Securities and Exchange Commission (the “Commission”), any state securities commission, and any federal, state or local tax authorities or any other relevant regulatory authority, is and shall remain the responsibility of the Acquired Fund.

2.	VALUATION

2.1 The value of the Assets shall be the value computed as of immediately after the close of business of the New York Stock Exchange and after the declaration of any dividends at or prior to the Closing Date (such time and date being hereinafter called the “Valuation Date”), using the valuation procedures established by the Trust’s Board of Trustees, which shall be described in the then-current prospectus and statement of additional information with respect to the Acquired Fund.

2.2 The net asset value of each class of the Acquiring Fund Shares shall be the net asset value per share computed as of the Valuation Date, using the valuation procedures established by the Trust’s Board of Trustees which shall be described in the Acquiring Fund’s then-current prospectus and statement of additional information.

2.3 The number of each class of Acquiring Fund Shares to be issued (including fractional shares, if any) in exchange for the Acquired Fund’s Assets shall be determined by dividing the value of the net assets with respect to the shares of the respective class of the Acquired Fund determined using the same valuation procedures referred to in paragraph 2.1, by the net asset value of an Acquiring Fund Share of the corresponding class, determined in accordance with paragraph 2.2.

2.4 Virtus Fund Services, LLC (“VFS”) shall make or oversee all computations of value, in its capacity as administrator for the Trusts.

3.	CLOSING AND CLOSING DATE

3.1 The Closing Date shall be June 12, 2026, or such other date as the parties may agree. All acts taking place at the closing of the transaction (the “Closing”) shall be deemed to take place simultaneously as of immediately after the close of business on the

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Closing Date unless otherwise agreed to by the parties. The close of business on the Closing Date shall be as of 4:00 p.m., Eastern Time. The Closing shall be held at the offices of VFS, or at such other time and/or place as the parties may agree.

3.2 The Trust shall direct The Bank of New York Mellon, as custodian for the Acquired Fund (the “Custodian”), to deliver, on the next business day after the Closing, a certificate of an authorized officer stating that the Assets shall have been delivered in proper form to the Acquiring Fund. The Acquired Fund shall have delivered to the Acquiring Fund a certificate executed in the Acquired Fund’s name by its Treasurer or Assistant Treasurer, in a form reasonably satisfactory to the Acquiring Fund, and dated as of the Closing Date, to the effect that all necessary taxes in connection with the delivery of the Assets, including all applicable federal and state stock transfer stamps, if any, have been paid or provision for payment has been made. The Acquired Fund’s portfolio securities represented by a certificate or other written instrument shall be presented by the Acquired Fund’s Custodian to the custodian for the Acquiring Fund for examination no later than on the next business day following the Closing Date, and shall be transferred and delivered by the Acquired Fund on the next business day following the Closing Date for the account of the Acquiring Fund duly endorsed in proper form for transfer in such condition as to constitute good delivery thereof. The Custodian shall deliver as of the Closing Date by book entry, in accordance with the customary practices of such depositories and the Custodian, the Acquired Fund’s portfolio securities and instruments deposited with a “securities depository”, as defined in Rule 17f-4 under the 1940 Act. The cash to be transferred by the Acquired Fund shall be delivered by wire transfer of federal funds on the Closing Date.

3.3 The Trust shall direct VFS in its capacity as transfer agent for the Trust (the “Transfer Agent”), on behalf of the Acquired Fund, to deliver on the next business day following the Closing, a certificate of an authorized officer stating that its records contain the names and addresses of the Acquired Fund Shareholders, and the number and percentage ownership of outstanding shares of each class owned by each such shareholder immediately prior to the Closing. The Acquiring Fund shall issue and deliver a confirmation evidencing the Acquiring Fund Shares to be credited on the Closing Date to the Secretary of the Acquired Fund, or provide evidence satisfactory to the Acquired Fund that such Acquiring Fund Shares have been credited to the Acquired Fund’s account on the books of the Acquiring Fund. At the Closing each party shall deliver to the other such bills of sale, checks, assignments, share certificates, if any, receipts or other documents as such other party or its counsel may reasonably request.

3.4 In the event that on the Valuation Date (a) the New York Stock Exchange or another primary trading market for portfolio securities of the Acquired Fund shall be closed to trading or trading thereupon shall be restricted, or (b) trading or the reporting of trading on such Exchange or elsewhere shall be disrupted so that accurate appraisal of the value of the net assets of the Acquired Fund is impracticable, the Closing Date shall be postponed until the first Friday after the day when trading shall have been fully resumed and reporting shall have been restored.

4.	REPRESENTATIONS AND WARRANTIES

4.1 The Trust, on behalf of the Acquired Fund, represents and warrants as follows:

(a) The Acquired Fund is duly organized as a series of the Trust, which is a Delaware trust duly organized, validly existing and in good standing under the laws of the State of Delaware with power under its Declaration of Trust (the “Trust Instrument”) to own all of its assets and to carry on its business as it is now being conducted;

(b) The Trust is a registered investment company classified as a management company of the open-end type, and its registration with the Commission as an investment company under the 1940 Act, and the registration of shares of the Acquired Fund under the Securities Act of 1933, as amended (“1933 Act”), is in full force and effect;

(c) No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by the Acquired Fund of the transactions contemplated herein, except such as have been obtained under the 1933 Act, the Securities Exchange Act of 1934, as amended (the “1934 Act”) and the 1940 Act and such as may be required by state securities laws;

(d) The current prospectus and statement of additional information of the Acquired Fund and each prospectus and statement of additional information of the Acquired Fund used at all times previous to the date of this Agreement conforms or conformed at the time of its use in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder, and does not or did not at the time of its use include any untrue statement of a material

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fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading;

(e) On the Closing Date, the Trust, on behalf of the Acquired Fund, will have good and marketable title to the Assets and full right, power, and authority to sell, assign, transfer and deliver such Assets hereunder free of any liens or other encumbrances, and upon delivery and payment for such Assets, the Trust, on behalf of the Acquiring Fund, will acquire good and marketable title thereto, subject to no restrictions on the full transfer thereof, including such restrictions as might arise under the 1933 Act, other than as disclosed to the Acquiring Fund;

(f) The Acquired Fund is not engaged currently, and the execution, delivery and performance of this Agreement will not result, in (i) a material violation of Trust’s Trust Instrument or of any agreement, indenture, instrument, contract, lease or other undertaking to which the Trust, on behalf of the Acquired Fund, is a party or by which it is bound, or (ii) the acceleration of any obligation, or the imposition of any penalty, under any agreement, indenture, instrument, contract, lease, judgment or decree to which the Trust, on behalf of the Acquired Fund, is a party or by which it is bound;

(g) All material contracts or other commitments of the Acquired Fund (other than this Agreement and certain investment contracts, including options, futures and forward contracts) will terminate without liability to the Acquired Fund on or prior to the Closing Date;

(h) Except as otherwise disclosed in writing to and accepted by the Trust, on behalf of the Acquiring Fund, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or, to its knowledge, threatened against the Trust, on behalf of the Acquired Fund, or any of its properties or assets that, if adversely determined, would materially and adversely affect its financial condition or the conduct of its business. The Trust, on behalf of the Acquired Fund, knows of no facts which might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects its business or its ability to consummate the transactions herein contemplated;

(i) The audited Statement of Assets and Liabilities, Statements of Operations and Changes in Net Assets, and Schedule of Investments of the Acquired Fund at December 31, 2025 are in accordance with generally accepted accounting principles (“GAAP”) consistently applied, and such statements (copies of which have been furnished to the Acquiring Fund) present fairly, in all material respects, the financial condition of the Acquired Fund as of such date in accordance with GAAP, and there are no known contingent liabilities of the Acquired Fund required to be reflected on a balance sheet (including the notes thereto) in accordance with GAAP as of such date not disclosed therein;

(j) Since December 31, 2025, there has not been any material adverse change in the Acquired Fund’s financial condition, assets, liabilities or business, other than changes occurring in the ordinary course of business, or any incurrence by the Acquired Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by the Acquiring Fund. For the purposes of this subparagraph (j), a decline in net asset value per share of the Acquired Fund due to declines in market values of securities in the Acquired Fund’s portfolio, the discharge of Acquired Fund liabilities, or the redemption of Acquired Fund shares by shareholders of the Acquired Fund shall not constitute a material adverse change;

(k) On the Closing Date, all Federal and other tax returns, dividend reporting forms, and other tax-related reports of the Acquired Fund required by law to have been filed by such date (including any extensions) shall have been filed and are or will be correct in all material respects, and all Federal and other taxes shown as due or required to be shown as due on said returns and reports shall have been paid or provision shall have been made for the payment thereof, and to the best of the Acquired Fund’s knowledge, no such return is currently under audit and no assessment has been asserted with respect to such returns;

(l) For each taxable year of its operation (including the taxable year ending on the Closing Date), the Acquired Fund has met (or will meet) the requirements of Subchapter M of the Code for qualification as a regulated investment company, has been (or will be) eligible to and has computed (or will compute) its Federal income tax under Section 852 of the Code, and will have distributed all of its investment company taxable income, net tax-exempt income and net capital gain (as defined in the Code) that has accrued through the Closing Date, and before the Closing Date will have declared dividends sufficient to distribute all of its investment company taxable income, net tax-exempt income and net capital gain for the period ending on the Closing Date;

(m) All issued and outstanding Acquired Fund Shares of each class are, and on the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable (recognizing that, under Delaware law, it is theoretically possible that

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shareholders of the Acquired Fund could under certain circumstances, be held personally liable for obligations of the Acquired Fund) and have been offered and sold in every state and the District of Columbia in compliance in all material respects with applicable registration requirements of the 1933 Act and state securities laws. All of the issued and outstanding shares of each class of the Acquired Fund will, at the time of Closing, be held by the persons and in the amounts set forth in the records of the Transfer Agent, on behalf of the Acquired Fund, as provided in paragraph 3.3. The Acquired Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any of the shares of the Acquired Fund, nor is there outstanding any security convertible into any of the Acquired Fund shares;

(n) The execution, delivery and performance of this Agreement will have been duly authorized prior to the Closing Date by all necessary action, if any, on the part of the Board of Trustees of the Trust, on behalf of the Acquired Fund, and this Agreement will constitute a valid and binding obligation of the Acquired Fund, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors’ rights and to general equity principles; and

(o) The information to be furnished by the Acquired Fund for use in registration statements and other documents filed or to be filed with any Federal, state or local regulatory authority (including the Financial Industry Regulatory Authority), which may be necessary in connection with the transactions contemplated hereby, shall be accurate and complete in all material respects and shall comply in all material respects with Federal securities and other laws and regulations thereunder applicable thereto.

4.2 The Trust, on behalf of the Acquiring Fund, represents and warrants as follows:

(a) The Acquiring Fund is duly organized as a series of the Trust, which is a trust duly organized, validly existing and in good standing under the laws of the State of Delaware with power under its Trust Instrument to own all of its assets and to carry on its business as it is now being conducted;

(b) The Trust is a registered investment company classified as a management company of the open-end type, and its registration with the Commission as an investment company under the 1940 Act and the registration of shares of the Acquiring Fund under the 1933 Act, is in full force and effect;

(c) No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by the Acquiring Fund of the transactions contemplated herein, except such as have been obtained under the 1933 Act, the 1934 Act and the 1940 Act and such as may be required by state securities laws;

(d) The current prospectus and statement of additional information of the Acquiring Fund and each prospectus and statement of additional information of the Acquiring Fund used at all times previous to the date of this Agreement conforms or conformed at the time of its use in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and does not or did not at the time of its use include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading;

(e) The Acquiring Fund is not engaged currently, and the execution, delivery and performance of this Agreement will not result, in (i) a material violation of the Trust’s Trust Instrument or of any agreement, indenture, instrument, contract, lease or other undertaking to which the Trust, on behalf of the Acquiring Fund, is a party or by which it is bound, or (ii) the acceleration of any obligation, or the imposition of any penalty, under any agreement, indenture, instrument, contract, lease, judgment or decree to which the Trust, on behalf of the Acquiring Fund, is a party or by which it is bound;

(f) Except as otherwise disclosed in writing to and accepted by the Trust, on behalf of the Acquired Fund, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or, to its knowledge, threatened against the Trust, on behalf of the Acquiring Fund, or any of the Acquiring Fund’s properties or assets that, if adversely determined, would materially and adversely affect the Acquiring Fund’s financial condition or the conduct of the Acquiring Fund’s business. The Trust, on behalf of the Acquiring Fund, knows of no facts which might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental

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body which materially and adversely affects the Acquiring Fund’s business or the Acquiring Fund’s ability to consummate the transactions herein contemplated;

(g) On the Closing Date, the Acquiring Fund will have good and marketable title to its assets;

(h) The audited financial statements of the Acquiring Fund at December 31, 2025 are in accordance with GAAP consistently applied, and such statements (copies of which have been furnished to the Acquired Fund) fairly reflect the financial condition of the Acquiring Fund as of such date, and there are no known contingent liabilities of the Acquiring Fund as of such date not disclosed therein;

(i) Since December 31, 2025, there has not been any material adverse change in the Acquiring Fund’s financial condition, assets, liabilities, or business other than changes occurring in the ordinary course of business, or any incurrence by the Acquiring Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by the Acquired Fund. For the purposes of this subparagraph (i), a decline in the net asset value of the Acquiring Fund shall not constitute a material adverse change;

(j) On the Closing Date, all Federal and other tax returns, dividend reporting forms, and other tax-related reports of the Acquiring Fund required by law to have been filed by such date (including any extensions) shall have been filed and are or will be correct in all material respects, and all Federal and other taxes shown as due or required to be shown as due on said returns and reports shall have been paid or provision shall have been made for the payment thereof, and to the best of the Acquiring Fund’s knowledge no such return is currently under audit and no assessment has been asserted with respect to such returns;

(k) For each fiscal year of its operation, the Acquiring Fund has met the requirements of Subchapter M of the Code for qualification and treatment as a regulated investment company, has distributed in each such year all net investment company taxable income (computed without regard to any deduction for dividends paid), net tax-exempt income and net realized capital gains (after reduction for any capital loss carryforward) and has met the diversification requirements of the Code and the regulations thereunder;

(l) All issued and outstanding Acquiring Fund Shares of each class are, and on the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable (recognizing that, under Delaware law, it is theoretically possible that shareholders of the Acquiring Fund could, under certain circumstances, be held personally liable for obligations of the Acquiring Fund) and have been offered and sold in every state and the District of Columbia in compliance in all material respects with applicable registration requirements of the 1933 Act. The Acquiring Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any Acquiring Fund Shares, nor is there outstanding any security convertible into any Acquiring Fund Shares;

(m) The execution, delivery and performance of this Agreement will have been fully authorized prior to the Closing Date by all necessary action, if any, on the part of the Trustees of the Trust, on behalf of the Acquiring Fund, and this Agreement will constitute a valid and binding obligation of the Trust, on behalf of the Acquiring Fund, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors’ rights and to general equity principles;

(n) Acquiring Fund Shares of each class to be issued and delivered to the Acquired Fund, for the account of the Acquired Fund Shareholders, pursuant to the terms of this Agreement, will on the Closing Date have been duly authorized and, when so issued and delivered, will be duly and validly issued Acquiring Fund Shares of each class, and will be fully paid and non-assessable (recognizing that, under Delaware law, it is theoretically possible that shareholders of the Acquiring Fund could, under certain circumstances, be held personally liable for obligations of the Acquiring Fund);

(o) The information to be furnished by the Acquiring Fund for use in the registration statements, proxy materials and other documents that may be necessary in connection with the transactions contemplated hereby shall be accurate and complete in all material respects and shall comply in all material respects with Federal securities and other laws and regulations applicable thereto; and

(p) The Acquiring Fund agrees to use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act and such of the state blue sky or securities laws as may be necessary in order to continue its operations after the Closing Date.

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5.	COVENANTS OF THE TRUST ON BEHALF OF THE ACQUIRED FUND

5.1 The Acquired Fund will operate its business in the ordinary course between the date hereof and the Closing Date except as contemplated by this Agreement.

5.2 If necessary, the Trust will call a meeting of the shareholders of the Acquired Fund to consider and act upon this Agreement and to take all other actions necessary to obtain approval of the transactions contemplated herein.

5.3 The Acquired Fund covenants that the Acquiring Fund Shares of each class to be issued hereunder are not being acquired for the purpose of making any distribution thereof, other than in accordance with the terms of this Agreement.

5.4 The Acquired Fund shall assist the Acquiring Fund in obtaining such information as the Acquiring Fund reasonably requests concerning the holders of the Acquired Fund’s shares of each class.

5.5 Subject to the provisions of this Agreement, the Acquired Fund will take, or cause to be taken, all action, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Agreement.

5.6 As soon as is reasonably practicable after the Closing, the Acquired Fund will make a liquidating distribution to its shareholders of each class consisting of the Acquiring Fund Shares of the corresponding class received at the Closing.

5.7 The Acquired Fund shall use its reasonable best efforts to fulfill or obtain the fulfillment of the conditions precedent to effect the transactions contemplated by this Agreement as promptly as practicable.

5.8 The Trust, on behalf of the Acquired Fund, covenants that it will, from time to time, as and when reasonably requested by the Trust, on behalf of the Acquiring Fund, execute and deliver or cause to be executed and delivered all such assignments and other instruments, and will take or cause to be taken such further action as the Trust, on behalf of the Acquiring Fund, may reasonably deem necessary or desirable in order to vest in and confirm (a) Trust’s, on behalf of the Acquired Fund’s, title to and possession of the Acquiring Fund Shares to be delivered hereunder, and (b) the Trust’s, on behalf of the Acquiring Fund’s, title to and possession of all the assets, and to carry out the intent and purpose of this Agreement.

6.	COVENANTS OF THE TRUST ON BEHALF OF THE ACQUIRING FUND

6.1 The Acquiring Fund will operate its business in the ordinary course between the date hereof and the Closing Date except as contemplated by this Agreement.

6.2 Subject to the provisions of this Agreement, the Acquiring Fund will take, or cause to be taken, all action, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Agreement.

6.3 The Acquiring Fund shall use its reasonable best efforts to fulfill or obtain the fulfillment of the conditions precedent to effect the transactions contemplated by this Agreement as promptly as practicable.

6.4 The registration statement on Form N-14 (the “Registration Statement”) which the Acquiring Fund shall have prepared and filed for the registration under the 1933 Act of the Acquiring Fund Shares to be distributed to the Acquired Fund Shareholders pursuant hereto, shall have become effective under the 1933 Act and no stop orders suspending the effectiveness thereof shall have been issued and, to the knowledge of the parties thereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act.

6.5 The Acquiring Fund will use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act and such of the state blue sky or securities laws as may be necessary in order to continue its operations after the Closing Date.

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7.	CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRED FUND

The obligations of the Trust, on behalf of the Acquired Fund, to consummate the transactions provided for herein shall be subject, at the Trust’s election, to the performance by the Trust, on behalf of the Acquiring Fund, of all the obligations to be performed by it hereunder on or before the Closing Date, and, in addition thereto, the following further conditions:

7.1 All representations and warranties of the Trust, on behalf of the Acquiring Fund, contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date, with the same force and effect as if made on and as of the Closing Date;

7.2 The Trust, on behalf of the Acquiring Fund, shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by the Trust, on behalf of the Acquiring Fund on or before the Closing Date; and

7.3 The Acquiring Fund shall have delivered to the Acquired Fund a certificate executed in the Acquiring Fund’s name by its President or Vice President, and its Treasurer or Assistant Treasurer, in a form reasonably satisfactory to the Acquired Fund, and dated as of the Closing Date, to the effect that the representations and warranties of the Acquiring Fund made in this Agreement are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement and as to such other matters as the Acquired Fund shall reasonably request.

8.	CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUND

The obligations of the Trust, on behalf of the Acquiring Fund, to consummate the transactions provided for herein shall be subject, at the Trust’s election, to the performance by the Trust, on behalf of the Acquired Fund, of all of the obligations to be performed by it hereunder on or before the Closing Date and, in addition thereto, the following further conditions:

8.1 All representations and warranties of the Trust, on behalf of the Acquired Fund, contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date, with the same force and effect as if made on and as of the Closing Date;

8.2 The Trust shall have delivered to the Acquiring Fund a statement of the Acquired Fund’s assets and liabilities, as of the Closing Date, certified by the Treasurer of the Trust;

8.3. The Trust, on behalf of the Acquired Fund, shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by the Trust, on behalf of the Acquired Fund, on or before the Closing Date;

8.4 The Acquired Fund shall have declared and paid a distribution or distributions prior to the Closing Date that, together with all previous distributions, shall have the effect of distributing to its shareholders (i) all of its investment company taxable income, all of its net tax-exempt income and all of its net realized capital gains, if any, for the period from the close of its last fiscal year to 4:00 p.m. Eastern time on the Closing Date; and (ii) any undistributed investment company taxable income, net tax-exempt income and net realized capital gains from any period to the extent not otherwise already distributed; and

8.5 The Acquired Fund shall have delivered to the Acquiring Fund a certificate executed in the Acquired Fund’s name by its President or Vice President, and its Treasurer or Assistant Treasurer, in a form reasonably satisfactory to the Acquiring Fund, and dated as of the Closing Date, to the effect that the representations and warranties of the Acquired Fund made in this Agreement are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement and as to such other matters as the Acquiring Fund shall reasonably request.

9.	FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUND AND THE ACQUIRED FUND

If any of the conditions set forth below have not been satisfied on or before the Closing Date with respect to either the Acquired Fund or the Acquiring Fund, the other party to this Agreement shall, at its option, not be required to consummate the transactions contemplated by this Agreement:

9.1 This Agreement and the transactions contemplated herein shall have been approved by the requisite vote of the holders of the outstanding shares of the Acquired Fund to the extent required by the Trust’s Trust Instrument, applicable Delaware law and

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the 1940 Act. Notwithstanding anything herein to the contrary, neither the Acquired Fund nor the Acquiring Fund, may waive the conditions set forth in this paragraph 9.1;

9.2 On the Closing Date no action, suit or other proceeding shall be pending or, to its knowledge, threatened before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or the transactions contemplated herein;

9.3 All consents of other parties and all other consents, orders and permits of Federal, state and local regulatory authorities deemed necessary by the Trust, on behalf of both the Acquiring Fund and the Acquired Fund, to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order or permit would not involve a risk of a material adverse effect on the assets or properties of the Acquiring Fund or the Acquired Fund, provided that either party hereto may for itself waive any of such conditions;

9.4 The Registration Statement shall have become effective under the 1933 Act and no stop orders suspending the effectiveness thereof shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act; and

9.5 The parties shall have received the opinion of Dechert LLP or such other legal counsel mutually agreed by the parties (“Special Tax Counsel”), addressed to the Trust substantially to the effect that, based upon certain facts, assumptions, and representations, the transaction contemplated by this Agreement either should or will, for Federal income tax purposes, qualify as a tax-free reorganization described in Section 368(a) of the Code. The delivery of such opinion is conditioned upon receipt of representations Special Tax Counsel shall request of the Trust. Notwithstanding anything herein to the contrary, the Trust may not waive the condition set forth in this paragraph 9.5.

10.	BROKERAGE FEES AND EXPENSES

10.1 The Trust, on behalf of the Acquired Fund and the Acquiring Fund, as applicable, represents and warrants that there are no brokers or finders entitled to receive any payments in connection with the transactions provided for herein.

10.2 The expenses relating to the proposed Reorganization will be shared between the Acquired Fund and Acquiring Fund. The costs of the Reorganization shall include, but not be limited to, costs associated with obtaining any necessary order of exemption from the 1940 Act, preparation of the Registration Statement on Form N-14, printing and distributing the Acquiring Fund’s prospectus/proxy statement or information statement, legal fees, accounting fees, and securities registration fees. Notwithstanding any of the foregoing, expenses will in any event be paid by the party directly incurring such expenses if and to the extent that the payment by another person of such expenses would result in the disqualification of such party as a “regulated investment company” within the meaning of Section 851 of the Code.

10.3 In the event the transactions contemplated by this Agreement are not consummated, then the officers of the Acquired Fund and Acquiring Fund, or an affiliate, shall, based on the reasons for not consummating the transaction, agree on a reasonable allocation of expenses.

11.	ENTIRE AGREEMENT; SURVIVAL OF WARRANTIES

11.1 The Trust on behalf of the Acquiring Fund and the Acquired Fund have not made any representation, warranty or covenant not set forth herein; this Agreement constitutes the entire agreement between the parties.

11.2 The representations, warranties and covenants contained in this Agreement or in any document delivered pursuant hereto or in connection herewith shall not survive the consummation of the transactions contemplated hereunder. The covenants to be performed after the Closing shall survive the Closing.

12.	TERMINATION

This Agreement may be terminated and the transactions contemplated hereby may be abandoned by either party by (i) mutual agreement of the parties, or (ii) by either party if the Closing shall not have occurred on or before December 14, 2026 unless such date is extended by mutual agreement of the parties, or (iii) by either party if the other party shall have materially breached its obligations under this Agreement or made a material and intentional misrepresentation herein or in connection herewith. In the event of any such termination, this Agreement shall become void and there shall be no liability hereunder on the part of any party

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or their respective Trustees or officers, except for any such material breach or intentional misrepresentation, as to each of which all remedies at law or in equity of the party adversely affected shall survive.

13.	WAIVER

The Acquiring Fund and the Acquired Fund, after consultation with their respective counsel and by mutual consent of each of their Board of Trustees, may waive any condition to their respective obligations hereunder, except the conditions set forth in paragraphs 9.1 and 9.5.

14.	AMENDMENTS

This Agreement may be amended, modified or supplemented in such manner as may be deemed necessary or advisable and mutually agreed upon in writing by the authorized officers of the Trust; provided, however, that following the meeting of the shareholders, if necessary, of the Acquired Fund called by the Trust pursuant to paragraph 5.2 of this Agreement, no such amendment may have the effect of changing the provisions for determining the number of Acquiring Fund Shares to be issued to Acquired Fund Shareholders under this Agreement to the detriment of such shareholders without their further approval.

15.	NOTICES

Any notice, report, statement or demand required or permitted by any provisions of this Agreement shall be in writing and shall be given by facsimile, personal service or prepaid or certified mail addressed to the receiving party in care of Virtus Fund Services, LLC, One Financial Plaza, Hartford, CT 06103, Attn: Counsel.

16.	HEADINGS; COUNTERPARTS; GOVERNING LAW; ASSIGNMENT; LIMITATION OF LIABILITY

16.1 The Article and paragraph headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

16.2 This Agreement may be executed in any number of counterparts, each of which shall be deemed an original.

16.3 This Agreement shall be governed by and construed in accordance with the laws of the State of Delaware without regard to its principles of conflicts of laws.

16.4 This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other party. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

16.5 It is expressly agreed that the obligations of the respective parties hereunder shall not be binding upon any of the Trustees, shareholders, nominees, officers, agents, or employees of each such party personally, but shall bind only the property of the respective party, as provided in the Trust Instrument. The execution and delivery by such officers of the respective parties shall not be deemed to have been made by any of them individually or to impose any liability on any of them personally, but shall bind only the property of the each such party as provided in the Trust Instrument.

IN WITNESS WHEREOF, each of the parties hereto has caused this Agreement to be executed by its President, Vice President or Treasurer all as of the date first written above.

VIRTUS ASSET TRUST, on behalf of its series Virtus Seix High Grade Municipal Bond

By:	/s/ W. Patrick Bradley

Name:	W. Patrick Bradley

Title:	Executive Vice President, Chief Financial Officer & Treasurer
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VIRTUS ASSET TRUST, on behalf of its series Virtus Seix Investment Grade Tax-Exempt Bond Fund

By:	/s/ Richard W. Smirl

Name:	Richard W. Smirl

Title:	Executive Vice President
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SCHEDULE A

Acquired Fund	Acquiring Fund	Class Mapping for Reorganization

Virtus Seix High Grade Municipal Bond Fund, a series of Virtus Asset Trust	Virtus Seix Investment Grade Tax-Exempt Bond Fund, a series of Virtus Asset Trust

Class A	Class A	Class A to Class I

Class I	Class I	Class I to Class I
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APPENDIX C

FINANCIAL HIGHLIGHTS

The tables below present financial information of the Target Funds and the Acquiring Fund. The tables are intended to help you understand each Fund’s financial performance for the past five years or since inception (if shorter). Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Funds (assuming reinvestment of all dividends and distributions).

The information for the Tax-Exempt Bond Fund for the fiscal periods ended September 30, 2025, 2024, 2023, 2022 and 2021 was audited by PricewaterhouseCoopers LLP, each Trust’s independent registered public accounting firm. PricewaterhouseCoopers LLP’s report, along with further detail on the Fund’s financial statements, is included in Virtus Opportunities Trust’s most recent Annual Report, which is available upon request. The information for the High Grade Municipal Bond Fund and the Acquiring Fund for the fiscal periods ended December 31, 2025, 2024, 2023, 2022, 2021 and 2020 was audited by PricewaterhouseCoopers LLP, each Trust’s independent registered public accounting firm. PricewaterhouseCoopers LLP’s report, along with further detail on the Funds’ financial statements, is included in Virtus Asset Trust’s most recent Annual Report, which is available upon request.

Tax-Exempt Bond Fund

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)		Total from Investment Operations	Dividends from Net Investment Income	Return of Capital	Distributions from Net Realized Gains	Total Distributions	Payment from Affiliate(1)	Change in Net Asset Value	Net Asset Value, End of Period	Total Return (2)(3)(4)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets (5)(6)		Ratio of Gross Expenses to Average Net Assets (5)(6)	Ratio of Net Investment Income (Loss) to Average Net Assets (5)(7)	Portfolio Turnover Rate(3)

Seix Tax-Exempt Bond Fund
Class A
10/1/24 to 9/30/25	$10.37	0.29	(0.17)		0.12	(0.28)	—	—	(0.28)	—	(0.16)	$10.21	1.25%	$21,660	0.83%		1.16%	2.82%	35%
10/1/23 to 9/30/24	9.89	0.28	0.47		0.75	(0.27)	—	—	(0.27)	—	0.48	10.37	7.70	24,927	0.83		1.11	2.73	31
10/1/22 to 9/30/23	9.94	0.27	(0.05)		0.22	(0.27)	—	—	(0.27)	—	(0.05)	9.89	2.14	27,621	0.83		1.08	2.69	23
10/1/21 to 9/30/22	11.36	0.23	(1.38)		(1.15)	(0.23)	—	(0.04)	(0.27)	—	(1.42)	9.94	(10.30)	29,594	0.85	(8)(10)	1.02	2.13	1
10/1/20 to 9/30/21	11.45	0.23	—	(11)	0.23	(0.23)	—	(0.09)	(0.32)	—	(0.09)	11.36	2.04	37,928	0.85		1.01	2.05	6
Class C
10/1/24 to 9/30/25	$10.37	0.21	(0.16)		0.05	(0.21)	—	—	(0.21)	—	(0.16)	$10.21	0.49%	$890	1.58%		1.90%	2.07%	35%
10/1/23 to 9/30/24	9.89	0.20	0.48		0.68	(0.20)	—	—	(0.20)	—	0.48	10.37	6.90	1,251	1.58		1.85	1.98	31
10/1/22 to 9/30/23	9.94	0.20	(0.06)		0.14	(0.19)	—	—	(0.19)	—	(0.05)	9.89	1.37	1,370	1.58		1.81	1.94	23
10/1/21 to 9/30/22	11.36	0.15	(1.38)		(1.23)	(0.15)	—	(0.04)	(0.19)	—	(1.42)	9.94	(10.97)	2,058	1.60	(8)(10)	1.77	1.37	1
10/1/20 to 9/30/21	11.45	0.15	—	(11)	0.15	(0.15)	—	(0.09)	(0.24)	—	(0.09)	11.36	1.28	3,561	1.60		1.75	1.31	6
Class I
10/1/24 to 9/30/25	$10.37	0.31	(0.16)		0.15	(0.31)	—	—	(0.31)	—	(0.16)	$10.21	1.50%	$25,369	0.58%		0.90%	3.07%	35%
10/1/23 to 9/30/24	9.89	0.30	0.48		0.78	(0.30)	—	—	(0.30)	—	0.48	10.37	7.96	27,765	0.58		0.87	2.98	31
10/1/22 to 9/30/23	9.94	0.30	(0.06)		0.24	(0.29)	—	—	(0.29)	—	(0.05)	9.89	2.39	36,821	0.58		0.83	2.94	23
10/1/21 to 9/30/22	11.36	0.26	(1.39)		(1.13)	(0.25)	—	(0.04)	(0.29)	—	(1.42)	9.94	(10.07)	43,793	0.60	(8)(10)	0.79	2.37	1
10/1/20 to 9/30/21	11.45	0.26	—	(11)	0.26	(0.26)	—	(0.09)	(0.35)	—	(0.09)	11.36	2.29	62,412	0.60		0.77	2.30	6

Footnote Legend:

(1)	Calculated using average shares outstanding.
(2)	Sales charges, where applicable, are not reflected in the total return calculation.
(3)	Not annualized for periods less than one year.
(4)	Total Return is calculated based on the NAV at which shareholder transactions were processed, but also takes into account certain adjustments that are necessary under generally accepted accounting principles required in the annual report.
(5)	Annualized for periods less than one year.
(6)	The Funds will also indirectly bear their prorated share of expenses of any underlying funds in which they invest. Such expenses are not included in the calculation of this ratio.
(7)	Net investment income ratios do not reflect the proportionate share of income and expenses of the underlying funds in which the fund invests.
(8)	Due to a change in expense cap, the ratio shown is a blended expense ratio.
(9)	Includes interest expense on borrowings.
(10)	Net expense ratio includes extraordinary proxy expenses.
(11)	Amount is less than $0.005 per share.
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High Grade Municipal Bond Fund and Acquiring Fund

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Return of Capital	Distributions from Net Realized Gains	Total Distributions	Change in Net Asset Value	Net Asset Value, End of Period	Total Return (2)(3)(4)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets (5)(6)		Ratio of Gross Expenses to Average Net Assets (5)(6)	Ratio of Net Investment Income (Loss) to Average Net Assets (5)(7)	Portfolio Turnover Rate(2)

Seix High Grade Municipal Bond Fund
Class A
1/1/25 to 12/31/25	$11.00	0.32	0.05	0.37	(0.32)	—	—	(0.32)	0.05	$11.05	3.50%	$3,391	0.74	%(12)	1.38%	2.98%	51%
1/1/24 to 12/31/24	11.31	0.30	(0.31)	(0.01)	(0.30)	—	—	(0.30)	(0.31)	11.00	(0.07)	3,558	0.73		1.14	2.70	44
1/1/23 to 12/31/23	10.90	0.29	0.41	0.70	(0.29)	—	—	(0.29)	0.41	11.31	6.53	4,215	0.73		1.05	2.65	64
1/1/22 to 12/31/22	12.18	0.18	(1.24)	(1.06)	(0.18)	—	(0.04)	(0.22)	(1.28)	10.90	(8.69)	5,217	0.74	(9)	1.03	1.60	99
1/1/21 to 12/31/21	12.42	0.11	(0.07)	0.04	(0.11)	—	(0.17)	(0.28)	(0.24)	12.18	0.35	6,711	0.73		0.94	0.91	48
Class I
1/1/25 to 12/31/25	$11.00	0.34	0.05	0.39	(0.34)	—	—	(0.34)	0.05	$11.05	3.65%	$10,885	0.59	%(12)	1.26%	3.11%	51%
1/1/24 to 12/31/24	11.30	0.32	(0.30)	0.02	(0.32)	—	—	(0.32)	(0.30)	11.00	0.16	22,498	0.58		1.03	2.85	44
1/1/23 to 12/31/23	10.90	0.31	0.40	0.71	(0.31)	—	—	(0.31)	0.40	11.30	6.60	33,307	0.58		0.96	2.80	64
1/1/22 to 12/31/22	12.18	0.19	(1.23)	(1.04)	(0.20)	—	(0.04)	(0.24)	(1.28)	10.90	(8.56)	37,813	0.59	(9)	0.94	1.73	99
1/1/21 to 12/31/21	12.42	0.13	(0.07)	0.06	(0.13)	—	(0.17)	(0.30)	(0.24)	12.18	0.50	51,358	0.58		0.85	1.06	48

Seix Investment Grade Tax-Exempt Bond Fund
Class A
1/1/25 to 12/31/25	$10.94	0.28	0.12	0.40	(0.28)	—	—	(0.28)	0.12	$11.06	3.70%	$5,937	0.68	%(12)	1.08%	2.55%	51%
1/1/24 to 12/31/24	11.08	0.26	(0.13)	0.13	(0.27)	—	—	(0.27)	(0.14)	10.94	1.15	5,881	0.67		1.06	2.39	41
1/1/23 to 12/31/23	10.79	0.25	0.29	0.54	(0.25)	—	—	(0.25)	0.29	11.08	5.04	6,902	0.66		1.03	2.28	56
1/1/22 to 12/31/22	11.73	0.15	(0.93)	(0.78)	(0.15)	—	(0.01)	(0.16)	(0.94)	10.79	(6.62)	7,086	0.69	(9)	1.04	1.37	71
1/1/21 to 12/31/21	11.99	0.07	(0.08)	(0.01)	(0.07)	—	(0.18)	(0.25)	(0.26)	11.73	(0.04)	7,592	0.71	(13)	1.01	0.58	95
Class I
1/1/25 to 12/31/25	$10.92	0.30	0.12	0.42	(0.30)	—	—	(0.30)	0.12	$11.04	3.88%	$117,154	0.51	%(12)	0.88%	2.71%	51%
1/1/24 to 12/31/24	11.07	0.28	(0.15)	0.13	(0.28)	—	—	(0.28)	(0.15)	10.92	1.21	123,508	0.52		0.87	2.54	41
1/1/23 to 12/31/23	10.78	0.26	0.29	0.55	(0.26)	—	—	(0.26)	0.29	11.07	5.19	134,074	0.51		0.83	2.42	56
1/1/22 to 12/31/22	11.72	0.16	(0.93)	(0.77)	(0.16)	—	(0.01)	(0.17)	(0.94)	10.78	(6.49)	152,491	0.53	(9)	0.84	1.48	71
1/1/21 to 12/31/21	11.98	0.09	(0.08)	0.01	(0.09)	—	(0.18)	(0.27)	(0.26)	11.72	0.11	249,172	0.56	(13)	0.80	0.73	95

Footnote Legend:

(1)	Calculated using average shares outstanding.
(2)	Sales charges, where applicable, are not reflected in the total return calculation.
(3)	Not annualized for periods less than one year.
(4)	Total Return is calculated based on the NAV at which shareholder transactions were processed, but also takes into account certain adjustments that are necessary under generally accepted accounting principles required in the annual report.
(5)	Annualized for periods less than one year.
(6)	The Funds will also indirectly bear their prorated share of expenses of any underlying funds in which they invest. Such expenses are not included in the calculation of this ratio.
(7)	Net investment income ratios do not reflect the proportionate share of income and expenses of the underlying funds in which the fund invests.
(8)	Net expense ratio includes extraordinary proxy expenses.
(9)	Ratio of total expenses excluding interest expense on borrowings for the year ended December 31, 2025 were 0.94% (Class A), 1.52% (Class C), 0.62% (Class I) and 0.52% (Class R6), for the year ended December 31, 2024 were 0.94% (Class A), 1.52% (Class C), 0.62% (Class I) and 0.52% (Class R6), for the year ended December 31, 2023 were 0.93% (Class A), 1.51% (Class C), 0.61% (Class I) and 0.51% (Class R6), for the year ended December 31, 2022 were 0.96% (Class A), 1.54% (Class C), 0.64% (Class I) and 0.54% (Class R6), for the year ended December 31, 2021 were 0.93% (Class A), 1.52% (Class C), 0.62% (Class I) and 0.52% (Class R6).
(10)	The share class is currently under its expense limitation.
(11)	See Note 4D in the Notes to Financial Statements for information on recapture of expenses previously reimbursed.
(12)	Net expense ratio includes extraordinary reorganization expenses.
(13)	Due to a change in expense cap, the ratio shown is a blended expense ratio.

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STATEMENT OF ADDITIONAL INFORMATION

Acquisition of Assets of

VIRTUS SEIX TAX-EXEMPT BOND FUND

a series of

VIRTUS OPPORTUNITIES TRUST
101 Munson Street
Greenfield, Massachusetts 01301
(800) 243-1574

And

VIRTUS SEIX HIGH GRADE MUNICIPAL BOND FUND

a series of

VIRTUS ASSET TRUST

101 Munson Street

Greenfield, Massachusetts 01301

(800) 243-1574

By and In Exchange For Shares of

VIRTUS SEIX INVESTMENT GRADE TAX-EXEMPT BOND FUND

a series of

VIRTUS ASSET TRUST

101 Munson Street
Greenfield, Massachusetts 01301
(800) 243-1574

This Statement of Additional Information, dated May 1, 2026, relating specifically to the proposed transfer of the assets and liabilities of Virtus Seix Tax-Exempt Bond Fund (the “Tax-Exempt Bond Fund”), a series of Virtus Opportunities Trust, and Virtus Seix High Grade Municipal Bond Fund (the “High Grade Municipal Bond Fund”), a series of Virtus Asset Trust (each, a “Target Fund” and together, the “Target Funds”), to Virtus Seix Investment Grade Tax-Exempt Bond Fund (the “Acquiring Fund”), a separate series of Virtus Asset Trust, in exchange for Class A and Class I shares of beneficial interest, no par value, of the Acquiring Fund (to be issued to holders of shares of the Target Funds)(the “Reorganization”), consists of the information set forth below pertaining to each Target Fund and the Acquiring Fund and the following described documents, each of which is incorporated by reference herein:

(1)	Statement of Additional Information of Virtus Opportunities Trust relating to the Tax-Exempt Bond Fund, dated January 28, 2026;

(2)	Statement of Additional Information of Virtus Asset Trust relating to the High Grade Municipal Bond Fund and the Acquiring Fund, dated April 28, 2026;

(3)	Annual Report of Virtus Opportunities Trust relating to the Tax-Exempt Bond Fund for the year ended September 30, 2025; and

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(4)	Annual Report of Virtus Asset Trust relating to the High Grade Municipal Bond Fund and the Acquiring Fund, for the year ended December 31, 2025.

This Statement of Additional Information, which is not a prospectus, supplements, and should be read in conjunction with, the Prospectus/Information Statement of the Target Funds and the Acquiring Fund dated May 1, 2026. A copy of the Prospectus/Information Statement may be obtained without charge by calling or writing to the Trust at the telephone number or address set forth above.

SUPPLEMENTAL FINANCIAL INFORMATION

A table showing the fees of each Target Fund and the Acquiring Fund, and the fees and expenses of the Acquiring Fund on a pro forma basis after giving effect to the Reorganization, is included in the sub-section entitled “How do the Funds’ fees and expenses compare?” of the Prospectus/Information Statement.

The Reorganization will not result in a material change to the Target Funds’ investment portfolios due to the investment restrictions of the Acquiring Fund. As a result, a schedule of investments of the Acquired Fund modified to show the effects of the Reorganization is not required and is not included. Notwithstanding the foregoing, changes may be made to the Acquired Fund’s portfolio in advance of the Reorganization and/or to the Acquiring Fund’s portfolio following the Reorganization.

The Acquiring Fund will be the surviving fund for accounting purposes. There are no material differences in accounting policies of the Acquiring Fund as compared to those of the Acquired Fund.

2

VIRTUS ASSET TRUST

PART C

OTHER INFORMATION

Item 15.	Indemnification.

The indemnification of Registrant’s principal underwriter against certain losses is provided for in Section 16 of the Underwriting Agreement incorporated herein by reference to Exhibit 7.a. Indemnification of Registrant’s Custodian is provided for in Section 9.9, among others, of the Custody Agreement incorporated herein by reference to Exhibits 9.a through 9.u. The indemnification of Registrant’s Transfer Agent is provided for in Article 6 of the Transfer Agency and Service Agreement incorporated herein by reference to Exhibit 13.a. The Trust has entered into Indemnification Agreements with each trustee, the form of which is incorporated herein by reference to Exhibits 13.jjjj through 13.oooo whereby the Registrant shall indemnify the trustee for expenses incurred in any proceeding in connection with the trustee’s service to the Registrant subject to certain limited exceptions.

Section 17(i) of the Investment Company Act of 1940, as amended, requires that no contract or agreement under which any person undertakes to act as investment adviser of, or principal underwriter for, a registered investment company contain any provision which protects or purports to protect such person against any liability to such company or its security holders to which he would otherwise be subject by reason of willful misfeasance, bad faith, or gross negligence, in the performance of his duties, or by reason of his reckless disregard of his obligations and duties under such contract or agreement. Therefore, to the extent that any contract or agreement with the Registrant’s investment adviser or principal underwriter would be interpreted as providing an impermissible limitation of liability of this nature, such limitation will not be enforceable.

In addition, Article VII sections 2 and 3 of the Registrant’s Agreement and Declaration of Trust incorporated herein by reference to Exhibit 1, provides in relevant part as follows:

“A Trustee, when acting in such capacity, shall not be personally liable to any Person, other than the Trust or a Shareholder to the extent provided in this Article VII, for any act, omission or obligation of the Trust, of such Trustee or of any other Trustee. The Trustees shall not be responsible or liable in any event for any neglect or wrongdoing of any officer, agent, employee, Manager or Principal Underwriter of the Trust. The Trust (i) may indemnify an agent of the Trust or any Person who is serving or has served at the Trust’s request as an agent of another organization in which the Trust has any interest as a shareholder, creditor or otherwise and (ii) shall indemnify each Person who is, or has been, a Trustee, officer or employee of the Trust and any Person who is serving or has served at the Trust’s request as a director, officer, trustee, or employee of another organization in which the Trust has any interest as a shareholder, creditor or otherwise, in the case of (i) and (ii), to the fullest extent consistent with the Investment Company Act of 1940, as amended, and in the manner provided in the By-Laws; provided that such indemnification shall not be available to any of the foregoing Persons in connection with a claim, suit or other proceeding by any such Person against the Trust or a Series (or Class) thereof.

All persons extending credit to, contracting with or having any claim against the Trust or the Trustees shall look only to the assets of the appropriate Series (or Class thereof if the Trustees have included a Class limitation on liability in the agreement with such person as provided below), or,

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if the Trustees have yet to establish Series, of the Trust for payment under such credit, contract or claim; and neither the Trustees nor the Shareholders, nor any of the Trust’s officers, employees or agents, whether past, present or future, shall be personally liable therefor.

Every note, bond, contract, instrument, certificate or undertaking and every other act or thing whatsoever executed or done by or on behalf of the Trust or the Trustees by any of them in connection with the Trust shall conclusively be deemed to have been executed or done only in or with respect to his or their capacity as Trustee or Trustees, and such Trustee or Trustees shall not be personally liable thereon. …

… A Trustee shall be liable to the Trust and to any Shareholder solely for her or his own willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of the office of Trustee, and shall not be liable for errors of judgment or mistakes of fact or law. The Trustees may take advice of counsel or other experts with respect to the meaning and operation of this Declaration of Trust, and shall be under no liability for any act or omission in accordance with such advice nor for failing to follow such advice.”

In addition, Article III section 7 of such Agreement and Declaration of Trust provides for the indemnification of shareholders of the Registrant as follows: “If any Shareholder or former Shareholder shall be exposed to liability by reason of a claim or demand relating to such Person being or having been a Shareholder, and not because of such Person’s acts or omissions, the Shareholder or former Shareholder (or such Person’s heirs, executors, administrators, or other legal representatives or in the case of a corporation or other entity, its corporate or other general successor) shall be entitled to be held harmless from and indemnified out of the assets of the Trust against all cost and expense reasonably incurred in connection with such claim or demand, but only out of the assets held with respect to the particular Series of Shares of which such Person is or was a Shareholder and from or in relation to which such liability arose. The Trust may, at its option and shall, upon request by the Shareholder, assume the defense of any claim made against the Shareholder for any act or obligation of the Trust and satisfy any judgment thereon from the assets held with respect to the particular series.”

Article VI of the Registrant’s Bylaws incorporated herein by reference to Exhibits 2.a and 2.b, provides in relevant part, subject to certain exceptions and limitations, “every agent shall be indemnified by the Trust to the fullest extent permitted by law against all liabilities and against all expenses reasonably incurred or paid by him or her in connection with any proceeding in which he or she becomes involved as a party or otherwise by virtue of his or her being or having been an agent.” Such indemnification would not apply in the case of any liability to which the Registrant would otherwise be subject by reason of or for willful misfeasance, bad faith, gross negligence or reckless disregard of such person’s duties.

The Investment Advisory Agreement, Subadvisory Agreements, Custody Agreement, Foreign Custody Manager Agreement, Sub-Administration and Accounting Services Agreement and Sub-Transfer Agency and Shareholder Services Agreement, each as amended, respectively provide that the Registrant will indemnify the other party (or parties, as the case may be) to the agreement for certain losses. Similar indemnities to those listed above may appear in other agreements to which the Registrant is a party.

The Registrant, in conjunction with VIA, the Registrant’s Trustees, and other registered investment management companies managed by VIA or its affiliates, maintains insurance on behalf of any person who is or was a Trustee, officer, employee, or agent of the Registrant, or who is or was serving at the request of the Registrant as a trustee, director, officer, employee or agent of another trust or corporation, against any liability asserted against such person and incurred by him or arising out of his position. However, in no event will Registrant maintain insurance to

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indemnify any such person for any act for which the Registrant itself is not permitted to indemnify him.

Insofar as indemnification for liability arising under the Securities Act of 1933, as amended (the “Act”), may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 16.	Exhibits:

1.	Amended and Restated Agreement and Declaration of Trust of Virtus Asset Trust (“Registrant” or “VAT”) dated January 18, 2017, filed via EDGAR (as Exhibit a) with Post-Effective Amendment No. 26 (File No. 333-08045) on June 22, 2017, and incorporated herein by reference.

2(a).	Amended and Restated By-Laws of Registrant adopted January 18, 2017, filed via EDGAR (as Exhibit b) with Post-Effective Amendment No. 26 (File No. 333-08045) on June 22, 2017, and incorporated herein by reference.

2(b).	Amendment No. 1 to Amended and Restated By-Laws adopted November 16, 2022, filed via EDGAR (as Exhibit b.2) with Post-Effective Amendment No. 42 (File No. 333-08045) on April 24, 2023, and incorporated herein by reference.

3.	Not applicable.

4.	Form of Agreement and Plan of Reorganization. Exhibits A and B to the Prospectus contained in Part A of this Registration Statement.

5.	None other than as set forth in Exhibits 1 and 2.

6(a).	Investment Advisory Agreement between Registrant and Virtus Fund Advisers, LLC (n/k/a Virtus Capital Advisers, LLC) (“Capital Advisers”) effective as of June 12, 2017, filed via EDGAR (as Exhibit d.1) with Post-Effective Amendment No. 26 (File No. 333-08045) on June 22, 2017, and incorporated herein by reference.

6(b).	First Amendment to Investment Advisory Agreement between Registrant and Capital Advisers effective as of December 1, 2018, filed via EDGAR (as Exhibit d.1.a) with Post-Effective Amendment No. 33 (File No. 333-08045) on February 22, 2019, and incorporated herein by reference.

6(c).	Transfer and Assumption Agreement dated January 1, 2025, by and among Registrant, Virtus Investment Advisers, LLC (the “Adviser”), and Capital Advisers with respect to the Investment Advisory Agreement dated as of June 12, 2017, as amended, filed via EDGAR (as Exhibit d.1.b) with Post-Effective Amendment No. 48 (File No. 333-08045) on April 23, 2025, and incorporated herein by reference.
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6(d).	Second Amendment to Investment Advisory Agreement between Registrant and the Adviser effective as of January 1, 2025, filed via EDGAR (as Exhibit d.1.c) with Post-Effective Amendment No. 48 (File No. 333-08045) on April 23, 2025, and incorporated herein by reference.

6(e).	Third Amendment to Investment Advisory Agreement between Registrant and the Adviser effective as of January 1, 2026, filed via EDGAR (as Exhibit 6.e) with Form N-14 for Registrant (File No. 333-292780) on January 16, 2026, and incorporated herein by reference.

6(f).	Form of Fourth Amendment to Investment Advisory Agreement between Registrant and the Adviser effective as of [June 12], 2026, filed via EDGAR (as Exhibit 6.f) with Form N-14 for Registrant (File No. 333-292780) on January 16, 2026, and incorporated herein by reference.

6(g).	Subadvisory Agreement dated June 20, 2017, among the Adviser, Ceredex Value Advisors LLC (“Ceredex”) and Registrant, on behalf of Virtus Ceredex Large-Cap Value Equity Fund, Virtus Ceredex Mid-Cap Value Equity Fund and Virtus Ceredex Small-Cap Value Equity Fund (collectively, the “Ceredex Funds”) filed via EDGAR (as Exhibit d.2) with Post-Effective Amendment No. 26 (File No. 333-08045) on June 22, 2017, and incorporated herein by reference.

6(h).	Transfer and Assumption Agreement dated January 1, 2025, by and among Registrant, the Adviser and Ceredex with respect to the subadvisory agreement with Ceredex dated as of June 20, 2017, on behalf of the Ceredex Funds, filed via EDGAR (as Exhibit d.2.a) with Post-Effective Amendment No. 48 (File No. 333-08045) on April 23, 2025, and incorporated herein by reference.

6(i).	Subadvisory Agreement dated June 21, 2017, among the Adviser, Seix Investment Advisors LLC (n/k/a Seix Investment Advisors) (“Seix”) and Registrant, on behalf of Virtus Seix Core Bond Fund, Virtus Seix Corporate Bond Fund (since liquidated), Virtus Seix Floating Rate High Income Fund, Virtus Seix High Grade Municipal Bond Fund, Virtus Seix High Income Fund (since reorganized into Virtus Seix High Yield Bond Fund), Virtus Seix High Yield Fund, Virtus Seix Investment Grade Tax-Exempt Bond Fund, Virtus Seix Short-Term Bond Fund (since liquidated), Virtus Seix Short-Term Municipal Bond Fund (since liquidated), Virtus Seix Total Return Bond Fund, Virtus Seix U.S. Government Securities Ultra-Short Bond Fund, Virtus Seix U.S. Mortgage Fund (since liquidated) and Virtus Seix Ultra-Short Bond Fund (since reorganized into Virtus Seix U.S. Government Securities Ultra-Short Bond Fund) (collectively, the “Seix Funds”) filed via EDGAR (as Exhibit d.3) with Post-Effective Amendment No. 26 (File No. 333-08045) on June 22, 2017, and incorporated herein by reference.

6(j).	Amendment to the Subadvisory Agreement dated July 1, 2022, by and among Registrant, Adviser and Virtus Fixed Income Advisers, LLC (“VFIA”) with respect to the subadvisory agreement with Seix dated as of June 21, 2017 filed via EDGAR (as Exhibit d.3.a) with Post-Effective Amendment No. 42 (File No. 333-08045) on April 24, 2023, and incorporated herein by reference.

6(k).	Transfer and Assumption Agreement dated January 1, 2025, by and among Registrant, the Adviser and Seix with respect to the subadvisory agreement with Seix dated as of June 21, 2017, as amended, on behalf of the Seix Funds, filed via EDGAR (as Exhibit d.3.b) with Post-Effective Amendment No. 48 (File No. 333-08045) on April 23, 2025, and incorporated herein by reference.

6(l).	Subadvisory Agreement dated June 20, 2017, among the Adviser, Silvant Capital Management LLC (“Silvant”) and Registrant, on behalf of Virtus Silvant Large-Cap Growth Stock Fund and Virtus Silvant Small-Cap Growth Stock Fund (since liquidated) (collectively, the “Silvant Funds”) filed via EDGAR (as Exhibit d.4) with Post-Effective Amendment No. 26 (File No. 333-08045) on June 22, 2017, and incorporated herein by reference.

6(m).	Transfer and Assumption Agreement dated January 1, 2025, by and among Registrant, the Adviser and Silvant with respect to the subadvisory agreement with Silvant dated as of June 20, 2017, on behalf of the Silvant Funds, filed via EDGAR (as Exhibit d.4.a) with Post-Effective Amendment No. 48 (File No. 333-08045) on April 23, 2025, and incorporated herein by reference.
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6(n).	Subadvisory Agreement dated June 21, 2017, among the Adviser, Zevenbergen Capital Investments LLC (“Zevenbergen”) and Registrant, on behalf of Virtus Zevenbergen Innovative Growth Stock Fund (“Zevenbergen Innovative Growth Stock Fund”) filed via EDGAR (as Exhibit d.6) with Post-Effective Amendment No. 26 (File No. 333-08045) on June 22, 2017, and incorporated herein by reference.

6(o).	Transfer and Assumption Agreement dated January 1, 2025, by and among Registrant, the Adviser and Zevenbergen with respect to the subadvisory agreement with Zevenbergen dated as of June 21, 2017, on behalf of the Zevenbergen Innovative Growth Stock Fund, filed via EDGAR (as Exhibit d.5.a) with Post-Effective Amendment No. 48 (File No. 333-08045) on April 23, 2025, and incorporated herein by reference.

6(p).	Subadvisory Agreement dated August 27, 2019, among the Adviser, Sustainable Growth Advisers, LP (“SGA”), and Registrant, on behalf of Virtus SGA International Growth Fund, filed via EDGAR (as Exhibit d.6) with Post-Effective Amendment No. 37 (File No. 333-08045) on April 27, 2020, and incorporated herein by reference.

6(q).	Transfer and Assumption Agreement dated January 1, 2025, by and among Registrant, the Adviser and SGA with respect to the subadvisory agreement with SGA dated as of August 27, 2019, on behalf of the Virtus SGA International Growth Fund, filed via EDGAR (as Exhibit d.6.a) with Post-Effective Amendment No. 48 (File No. 333-08045) on April 23, 2025, and incorporated herein by reference.

7(a).	Underwriting Agreement between Registrant and VP Distributors, LLC (“VP Distributors”) dated as of June 12, 2017, filed via EDGAR (as Exhibit e.1) with Post-Effective Amendment No. 26 (File No. 333-08045) on June 22, 2017, and incorporated herein by reference.

7(b).	Form of Sales Agreement between VP Distributors and dealers, effective September 2019, filed via EDGAR (as Exhibit e.2) with Post-Effective Amendment No. 41 to Virtus Alternative Solutions Trust’s (“VAST”) Registration Statement (File No. 333-191940) on October 30, 2019, and incorporated herein by reference.

7(c).	Amended Annex A to Form of Sales Agreement between VP Distributors and dealers effective September 2025, filed via EDGAR (as Exhibit e.2.a) with Post-Effective Amendment No. 136 to Virtus Opportunities Trust’s (“VOT”) Registration Statement (File No. 033-65137) on September 24, 2025, and incorporated herein by reference.

8.	Amended and Restated Deferred Compensation Plan effective April 8, 2022, filed via EDGAR (as Exhibit f) with Post-Effective Amendment No. 141 to Registrant’s Registration Statement (File No. 002-16590) on January 24, 2023, and incorporated herein by reference.

9(a).	Custody Agreement between VAST and The Bank of New York Mellon dated March 21, 2014, filed via EDGAR (as Exhibit g.1) with Pre-Effective Amendment No. 3 to VAST’s Registration Statement (File No. 333-191940) on March 28, 2014, and incorporated herein by reference.

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9(b).	Amendment to Custody Agreement between VAST and The Bank of New York Mellon effective May 19, 2015, filed via EDGAR (as Exhibit g.1.b) with Post-Effective Amendment No. 16 to VAST’s Registration Statement (File No. 333-191940) on May 29, 2015, and incorporated herein by reference.

9(c).	Amendment to Custody Agreement between VAST and The Bank of New York Mellon dated as of September 1, 2015, filed via EDGAR (as Exhibit g.1.c) with Post-Effective Amendment No. 24 to VAST’s Registration Statement (File No. 333-191940) on February 26, 2016, and incorporated herein by reference.

9(d).	Joinder Agreement and Amendment to Custody Agreement between VAST, (VET and VOT (VET and VOT collectively, “Virtus Mutual Funds”), VAT, Virtus Retirement Trust (“VRT”; formerly known as Virtus Institutional Trust), Virtus Variable Insurance Trust (“VVIT”) and The Bank of New York Mellon dated September 11, 2017, filed via EDGAR (as Exhibit g.1.d) with Post-Effective Amendment No. 114 to VET’s Registration Statement (File No. 002-16590) on December 21, 2017, and incorporated herein by reference.

9(e).	Amendment to Custody Agreement between VAST, Virtus Mutual Funds, VAT, VRT and VVIT and The Bank of New York Mellon dated as of December 1, 2018, filed via EDGAR (as Exhibit 9(e)) to VET’s Form N-14 (File No. 333-228766) on December 12, 2018, and incorporated herein by reference.

9(f).	Form of Amendment to Custody Agreement between VAST, Virtus Mutual Funds, VAT, VRT and VVIT and The Bank of New York Mellon dated as of March 8, 2019, filed via EDGAR (as Exhibit g.1.e) with Post-Effective Amendment No. 82 to VVIT’s Registration Statement (File No. 033-05033) on April 22, 2019, and incorporated herein by reference.

9(g).	Amendment to Custody Agreement between VAST, Virtus Mutual Funds, VRT, VAT, VVIT and The Bank of New York Mellon dated as of May 22, 2019, filed via EDGAR (as Exhibit g.1.f) with Post-Effective Amendment No. 123 to VET’s Registration Statement (File No. 002-16590) on June 12, 2019, and incorporated herein by reference.

9(h).	Amendment to Custody Agreement between VAST, Virtus Mutual Funds, VRT, VAT, VVIT and The Bank of New York Mellon dated as of September 1, 2019, filed via EDGAR (as Exhibit g.1.g) with Post-Effective Amendment No. 105 (File No. 033-65137) on September 30, 2019, and incorporated herein by reference.

9(i).	Amendment to Custody Agreement between VAST, Virtus Mutual Funds, VRT, VAT, VVIT and The Bank of New York Mellon dated as of November 18, 2019, filed via EDGAR (as Exhibit g.1.h) with Post-Effective Amendment No. 109 (File No. 033-65137) on January 22, 2020, and incorporated herein by reference.

9(j).	Amendment and Joinder to Custody Agreement between VAST, Virtus Mutual Funds, VRT, VAT, VVIT, Virtus Offshore Fund, Ltd. (“VATS”) and the Bank of New York Mellon dated as of August 27, 2020, filed via EDGAR (as Exhibit g.1.i) with Post-Effective No. 133 to VET’s Registration Statement (File No. 002-16590) on September 23, 2020, and incorporated herein by reference.
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9(k).	Amendment to Custody Agreement between VAST, Virtus Mutual Funds, VRT, VAT, VVIT, VATS and the Bank of New York Mellon dated as of November 16, 2020, filed via EDGAR (as Exhibit g.1.j) with Post-Effective No. 136 to VET’s Registration Statement (File No. 002-16590) on December 7, 2020, and incorporated herein by reference.

9(l).	Amendment to Custody Agreement between VAST, Virtus Mutual Funds, VRT, VAT, VVIT, VATS and the Bank of New York Mellon dated as of December 1, 2020, filed via EDGAR (as Exhibit g.1.k) with Post-Effective Amendment No. 116 (File No. 033-65137) on January 25, 2021, and incorporated herein by reference.

9(m).	Amendment and Joinder to Custody Agreement between VAST, Virtus Mutual Funds, VRT, VAT, VVIT, VATS, Virtus Investment Trust (“Investment Trust”), Virtus Strategy Trust (“VST”) and the Bank of New York Mellon dated as of May 7, 2021, filed via EDGAR (as Exhibit g.1.l) with Post-Effective Amendment No. 119 (File No. 033-65137) on June 21, 2021, and incorporated herein by reference.

9(n).	Amendment and Custody Agreement between VAST, Virtus Mutual Funds, VRT, VAT, VVIT, VATS, Investment Trust, VST and the Bank of New York Mellon dated as of July 26, 2021, filed via EDGAR (as Exhibit 9(n)) to Form N-14 (File No. 333-261341) on November 24, 2021, and incorporated herein by reference.

9(o).	Amendment and Joinder to Custody Agreement between The Merger Fund® (“TMF”), The Merger Fund® VL (“TMFVL”), VAST, Virtus Event Opportunities Trust (“VEOT”), Virtus Mutual Funds, VRT, VAT, VVIT, VATS, Investment Trust, VST and the Bank of New York Mellon dated as of February 12, 2022, filed via EDGAR (as Exhibit g.1.n) with Post-Effective Amendment No. 127 (File No. 033-65137) on April 5, 2022, and incorporated herein by reference.

9(p).	Amendment and Joinder to Custody Agreement between TMF, TMFVL, VAST, VEOT, Virtus Mutual Funds, VRT, VAT, VVIT, VATS, Investment Trust, VST, and the Bank of New York Mellon dated as of April 4, 2022, filed via EDGAR (as Exhibit g.1.o) with Post-Effective Amendment No. 127 (File No. 033-65137) on April 5, 2022, and incorporated herein by reference.

9(q).	Amendment and Joinder to Custody Agreement between TMF, TMFVL, VAST, VEOT, Virtus Mutual Funds, VRT, VAT, VVIT, VATS, Investment Trust, VST, Stone Harbor Leveraged Load Fund LLC (“Leveraged Loan Fund”) and the Bank of New York Mellon dated as of September 30, 2022, filed via EDGAR (as Exhibit g.1.p) with Post-Effective Amendment No. 52 to VAST’s Registration Statement (File No. 333-191940) on December 12, 2022, and incorporated herein by reference.

9(r).	Amendment and Joinder to Custody Agreement between TMF, TMFVL, VAST, VEOT, VET, VOT, VRT, VAT, VVIT, VATS, Investment Trust, VST, Leveraged Loan Fund, AlphaSimplex Managed Futures Strategy Cayman Fund Ltd., AlphaSimplex Global Alternatives Cayman Fund Ltd., and the Bank of New York Mellon dated as of May 19, 2023, filed via EDGAR (as Exhibit g.1.q) with Post-Effective Amendment No. 142 (File No. 002-16590) on January 23, 2024, and incorporated herein by reference.
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9(s).	Amendment to Custody Agreement between TMF, TMFVL, VAST, VEOT, VET, VOT, VRT, VAT, VVIT, VATS, Investment Trust, VST, Leveraged Loan Fund, AlphaSimplex Managed Futures Strategy Cayman Fund Ltd., AlphaSimplex Global Alternatives Cayman Fund Ltd., and The Bank of New York Mellon dated as of December 1, 2024, filed via EDGAR (as Exhibit g.1.r) with Pre-Effective Amendment No. 1 to Virtus Managed Account Completion Shares (MACS) Trust (“MACS”) Registration Statement (File No. 333-280702) on December 27, 2024, and incorporated herein by reference.

9(t).	Form of Amendment to Custody Agreement between TMF, TMFVL, VAST, VEOT, VET, VOT, VRT, VAT, VVIT, VATS, Investment Trust, VST, Leveraged Loan Fund, AlphaSimplex Managed Futures Strategy Cayman Fund Ltd., AlphaSimplex Global Alternatives Cayman Fund Ltd., and The Bank of New York Mellon filed via EDGAR (as Exhibit g.1.s) with Pre-Effective Amendment No. 1 to MACS Registration Statement (File No. 333-280702) on December 27, 2024, and incorporated herein by reference.

9(u).	Amendment to Custody Agreement among TMF, TMFVL, VAST, VEOT, VET, VOT, VRT, VAT, VVIT, VATS, Investment Trust, VST, MACS, Virtus Global Credit Opportunities Fund (“GCO”), Leveraged Loan Fund, AlphaSimplex Managed Futures Strategy Cayman Fund Ltd., AlphaSimplex Global Alternatives Cayman Fund Ltd., and The Bank of New York Mellon dated March 31, 2025, filed via EDGAR (as Exhibit j.1.t) to GCO’s Pre-Effective Amendment No. 1 (File No. 333-284056) on March 10, 2025, and incorporated herein by reference.

9(v).	Foreign Custody Manager Agreement between VAST and The Bank of New York Mellon filed via EDGAR (as Exhibit g.2) with Pre-Effective Amendment No. 4 to VAST’s Registration Statement (File No. 333-191940) on April 4, 2014, and incorporated herein by reference.

9(w).	Amendment to Foreign Custody Manager Agreement between VAST and The Bank of New York Mellon dated as of August 19, 2014, filed via EDGAR (as Exhibit g.2.a) with Post-Effective Amendment No. 4 to VAST’s Registration Statement (File No. 333-191940) on September 8, 2014, and incorporated herein by reference.

9(x).	Amendment to Foreign Custody Manager Agreement between VAST and The Bank of New York Mellon dated as of May 19, 2015, filed via EDGAR (as Exhibit g.2.b) with Post-Effective Amendment No. 16 to VAST’s Registration Statement (File No. 333-191940) on May 29, 2015, and incorporated herein by reference.

9(y).	Amendment to Foreign Custody Manager Agreement between VAST and The Bank of New York Mellon dated as of September 1, 2015, filed via EDGAR (as Exhibit g.2.c) with Post-Effective Amendment No. 24 to VAST’s Registration Statement (File No. 333-191940) on February 26, 2016, and incorporated herein by reference.

9(z).	Joinder Agreement and Amendment to Foreign Custody Manager Agreement between VAST, Virtus Mutual Funds, VAT, VRT, VVIT, Duff & Phelps Select MLP and Midstream Energy Fund Inc. (“DSE”), Virtus Global Multi-Sector Income Fund (“VGI”) and Virtus Total Return Fund Inc. (“ZTR”) and The Bank of New York Mellon dated as of December 1, 2018, filed via EDGAR (as Exhibit 9(j)) to VET’s Form N-14 (File No. 333-228766) on December 12, 2018, and incorporated herein by reference.
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9(aa).	Form of Amendment to Foreign Custody Manager Agreement between VAST, Virtus Mutual Funds, VAT, VRT, VVIT, DSE, VGI, ZTR and The Bank of New York Mellon dated as of March 8, 2019, filed via EDGAR (as Exhibit g.2.e) with Post-Effective Amendment No. 82 to VVIT’s Registration Statement (File No. 033-05033) on April 22, 2019, and incorporated herein by reference.

9(bb).	Amendment to Foreign Custody Manager Agreement between VAST, Virtus Mutual Funds, VAT, VRT, VVIT, DSE, VGI, ZTR and The Bank of New York Mellon dated as of May 22, 2019, filed via EDGAR (as Exhibit g.2.f) with Post-Effective Amendment No. 123 to VET’s Registration Statement (File No. 002-16590) on June 12, 2019, and incorporated herein by reference.

9(cc).	Amendment to Foreign Custody Manager Agreement between VAST, Virtus Mutual Funds, VAT, VRT, VVIT, DSE, VGI, ZTR and The Bank of New York Mellon dated as of September 1, 2019, filed via EDGAR (as Exhibit g.2.g) with Post-Effective Amendment No. 105 (File No. 033-65137) on September 30, 2019, and incorporated herein by reference.

9(dd).	Amendment to Foreign Custody Manager Agreement between VAST, Virtus Mutual Funds, VAT, VRT, VVIT, DSE, VGI, ZTR and The Bank of New York Mellon dated as of November 18, 2019, filed via EDGAR (as Exhibit g.2.h) with Post-Effective Amendment No. 109 (File No. 033-65137) on January 22, 2020, and incorporated herein by reference.

9(ee).	Amendment and Joinder to Foreign Custody Manager Agreement between VAST, Virtus Mutual Funds, VAT, VRT, VVIT, DSE, VGI, ZTR VATS and The Bank of New York Mellon dated as of August 27, 2020, filed via EDGAR (as Exhibit g.2.i) with Post-Effective Amendment No. 135 to VET’s Registration Statement (File No. 002-16590) on October 19, 2020, and incorporated herein by reference.

9(ff).	Amendment to Foreign Custody Manager Agreement between VAST, Virtus Mutual Funds, VAT, VRT, VVIT, DSE, VGI, ZTR, VATS and The Bank of New York Mellon dated as of November 13, 2020, filed via EDGAR (as Exhibit g.2.l) with Post-Effective Amendment No. 136 to VET’s Registration Statement (File No. 002-16590) on December 7, 2020, and incorporated herein by reference.

9(gg).	Amendment to Foreign Custody Manager Agreement between VAST, Virtus Mutual Funds, VAT, Investment Trust, VRT, VST, VVIT, DSE, VGI, ZTR, VATS, Virtus Artificial Intelligence & Technology Opportunities Fund (f/k/a Virtus AllianzGI Artificial Intelligence & Technology Opportunities Fund) (“AIO”), Virtus Convertible & Income 2024 Target Term Fund (f/k/a Virtus AllianzGI Convertible & Income 2024 Target Term Fund) (“CBH”), Virtus Convertible & Income Fund (f/k/a Virtus AllianzGI Convertible & Income Fund) (“NCV”), Virtus Convertible & Income Fund II (f/k/a Virtus AllianzGI Convertible & Income Fund II) (“NCZ II”), Virtus Diversified Income & Convertible Fund (f/k/a Virtus AllianzGI Diversified Income & Convertible Fund) (“ACV”), Virtus Equity & Convertible Income Fund (f/k/a Virtus AllianzGI Equity & Convertible Income Fund) (“NIE”) and Virtus Dividend, Interest & Premium Strategy Fund (“NFJ” and together with AIO, CBH, NCV, NCZ II, ACV, and NIE, the “VCEFII”) and The Bank of New York Mellon dated as of May 7, 2021, filed via EDGAR (as Exhibit g.2.k) with Post-Effective Amendment No. 121 (File No. 033-65137) on September 27, 2021, and incorporated herein by reference.

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9(hh).	Amendment to Foreign Custody Manager Agreement between VAST, Virtus Mutual Funds, VAT, VRT, VVIT, Investment Trust, VST, DSE, VGI, ZTR, VCEFII, VATS, and The Bank of New York Mellon dated as of July 26, 2021, filed via EDGAR (as Exhibit 9(bb)) to Form N-14 (File No. 333-261341) on November 24, 2021, and incorporated herein by reference.

9(ii).	Amendment and Joinder to Foreign Custody Manager Agreement between VAST, TMF, TMFVL, VEOT, Virtus Mutual Funds, VAT, VRT, VVIT, VATS, Investment Trust, VST, DSE, VGI, ZTR, VCEFII, and The Bank of New York Mellon dated as of February 12, 2022, filed via EDGAR (as Exhibit g.2.m) with Post-Effective Amendment No. 127 (File No. 033-65137) on April 5, 2022, and incorporated herein by reference.

9(jj).	Amendment and Joinder to Foreign Custody Manager Agreement between TMF, TMFVL, VEOT, VAST, Virtus Mutual Funds, VAT, VRT, VVIT, VATS, Investment Trust, VST, Closed-End Funds, VCEFII and The Bank of New York Mellon dated as of April 4, 2022, filed via EDGAR (as Exhibit g.2.n) with Post-Effective Amendment No. 127 to VOT’s Registration Statement (File No. 033-65137) on April 5, 2022, and incorporated herein by reference.

9(kk).	Amendment and Joinder to Foreign Custody Manager Agreement between VAST, TMF, TMFVL, VEOT, Virtus Mutual Funds, VAT, VRT, VVIT, VATS, Investment Trust, VST, Closed-End Funds, VCEFII and The Bank of New York Mellon dated as of September 30, 2022, filed via EDGAR (as Exhibit g.2.o) with Post-Effective Amendment No. 52 to VAST’s Registration Statement (File No. 333-191940) on December 12, 2022, and incorporated herein by reference.

9(ll).	Amendment and Joinder to Foreign Custody Agreement between VAST, TMF, TMFVL, VEOT, Virtus Mutual Funds, VAT, VRT, VVIT, VATS, Investment Trust, VST, Closed-End Funds, VCEFII, AlphaSimplex Managed Futures Strategy Cayman Fund Ltd., AlphaSimplex Global Alternatives Cayman Fund Ltd., and the Bank of New York Mellon dated as of May 19, 2023, filed via EDGAR (as Exhibit g.2.p) with Post-Effective Amendment No. 142 to VET’s Registration Statement (File No. 002-16590) on January 23, 2024, and incorporated herein by reference.

9(mm).	Form of Amendment and Joinder to Foreign Custody Agreement between VAST, TMF, TMFVL, VEOT, VET, VOT, VAT, VRT, VVIT, VATS, Investment Trust, VST, Closed-End Funds, VCEFII, AlphaSimplex Managed Futures Strategy Cayman Fund Ltd., AlphaSimplex Global Alternatives Cayman Fund Ltd., MACS, and the Bank of New York Mellon dated as of December 23, 2024, filed via EDGAR (as Exhibit g.2.q) with Pre-Effective Amendment No. 1 to MACS Registration Statement (File No. 333-280702) on December 27, 2024, and incorporated herein by reference.

9(nn).	Amendment and Joinder to Foreign Custody Agreement among VAST, TMF, TMFVL, VEOT, VET, VOT, VAT, VRT, VVIT, VATS, Investment Trust, VST, Closed-End Funds, VCEFII, AlphaSimplex Managed Futures Strategy Cayman Fund Ltd., AlphaSimplex Global Alternatives Cayman Fund Ltd., MACS, GCO, and the Bank of New York Mellon effective March 31, 2025, filed via EDGAR (as Exhibit j.2.r) with GCO’s Pre-Effective Amendment No. 1 (File No. 333-284056) on March 10, 2025, and incorporated herein by reference.

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10(a).	Class A Shares Distribution Plan of Registrant Pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the “1940 Act”), effective June 12, 2017, filed via EDGAR (as Exhibit m.1) with Post-Effective Amendment No. 26 (File No. 333-08045) on June 22, 2017, and incorporated herein by reference.

10(b).	Amendment No. 1 to Class A Shares Distribution Plan of Registrant Pursuant to Rule 12b-1 under the 1940 Act, effective July 23, 2018, filed via EDGAR (as Exhibit m.1.a) with Post-Effective Amendment No. 33 (File No. 333-08045) on February 22, 2019, and incorporated herein by reference.

10(c).	Class C Shares Distribution Plan of Registrant Pursuant to Rule 12b-1 under the 1940 Act, effective June 12, 2017, filed via EDGAR (as Exhibit m.2) with Post-Effective Amendment No. 26 (File No. 333-08045) on June 22, 2017, and incorporated herein by reference.

10(d).	Amendment No. 1 to Class C Shares Distribution Plan of Registrant Pursuant to Rule 12b-1 under the 1940 Act, effective December 13, 2023, filed via EDGAR (as Exhibit m.2.a) with Post-Effective Amendment No. 45 (File No. 333-08045) on December 13, 2023, and incorporated herein by reference.

10(e).	Amended and Restated Plan Pursuant to Rule 18f-3 under the 1940 Act effective as of January 26, 2026, filed via EDGAR (as Exhibit 10.e) with Form N-14 for Registrant (File No. 333-292780) on January 16, 2026, and incorporated herein by reference.

11.	Opinion and consent of Jennifer Fromm, Esq., filed (as Exhibit 11) with Form N-14 for Registrant (File No. 333-292780) on January 16, 2026, and incorporated herein by reference.

12.	Tax opinion and consent of Dechert LLP to be filed by amendment.

13(a).	Form of Transfer Agency and Service Agreement between VET, VOT, VAST, VAT, VRT, and Virtus Fund Services, LLC (“Virtus Fund Services”) dated September 20, 2018, filed via EDGAR (as Exhibit h.1) with Post-Effective Amendment No. 134 to VOT’s Registration Statement (File No. 033-65137) on September 25, 2024, and incorporated herein by reference.

13(b).	Sub-Transfer Agency and Shareholder Services Agreement among Virtus Mutual Funds, VP Distributors (since assigned to Virtus Fund Services) and BNY Mellon Investment Servicing (US) Inc. (“BNY Mellon”), dated April 15, 2011, filed via EDGAR (as Exhibit h.6) with Post-Effective Amendment No. 54 to VIT’s Registration Statement (File No. 033-64915) on April 27, 2012, and incorporated herein by reference.

13(c).	Adoption and Amendment Agreement among Virtus Mutual Funds, VAST, Virtus Fund Services and BNY Mellon dated as of March 21, 2014, filed via EDGAR (as Exhibit h.2.b) with Pre-Effective Amendment No. 4 to VAST’s Registration Statement (File No. 333-191940) on April 4, 2014, and incorporated herein by reference.

13(d).	Amendment to Sub-Transfer Agency and Shareholder Services Agreement among Virtus Mutual Funds, VAST, Virtus Fund Services and BNY Mellon dated as of August 19, 2014, filed via EDGAR (as Exhibit h.2.a) with Post-Effective Amendment No. 4 to VAST’s Registration Statement (File No. 333-191940) on September 8, 2014, and incorporated herein by reference.

13(e).	Amendment to Sub-Transfer Agency and Shareholder Services Agreement among Virtus Mutual Funds, VAST, Virtus Fund Services and BNY Mellon dated as of June 1, 2014, filed via EDGAR (as Exhibit h.2.c) with Post-Effective Amendment No. 92 (File No. 033-65137) on January 20, 2017, and incorporated herein by reference.

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13(f).	Amendment to Sub-Transfer Agency and Shareholder Services Agreement among Virtus Mutual Funds, VAST, Virtus Fund Services and BNY Mellon dated as of November 12, 2014, filed via EDGAR (as Exhibit h.2.c) with Post-Effective Amendment No. 80 (File No. 033-65137) on January 27, 2015, and incorporated herein by reference.

13(g).	Amendment to Sub-Transfer Agency and Shareholder Services Agreement among Virtus Mutual Funds, VAST, Virtus Fund Services and BNY Mellon dated as of May 28, 2015, filed via EDGAR (as Exhibit h.2.d) with Post-Effective Amendment No. 18 to VAST’s Registration Statement (File No. 333-191940) on June 5, 2015, and incorporated herein by reference.

13(h).	Amendment to Sub-Transfer Agency and Shareholder Services Agreement among Virtus Mutual Funds, VAST, VRT, Virtus Fund Services and BNY Mellon, dated as of December 10, 2015, filed via EDGAR (as Exhibit h.2.e) with Post-Effective Amendment No. 35 to VRT’s Registration Statement (File No. 033-80057) on January 8, 2016, and incorporated herein by reference.

13(i).	Amendment to Sub-Transfer Agency and Shareholder Services Agreement among Virtus Mutual Funds, VAST, VRT, Virtus Fund Services and BNY Mellon, dated as of February 1, 2017, filed via EDGAR (as Exhibit h.2.g) with Post-Effective Amendment No. 112 to VET’s Registration Statement (File No. 002-16590) on July 26, 2017, and incorporated herein by reference.

13(j).	Amendment to Sub-Transfer Agency and Shareholder Services Agreement among Virtus Mutual Funds, VAST, VRT, Virtus Fund Services and BNY Mellon, dated as of February 1, 2017, filed via EDGAR (as Exhibit h.2.h) with Post-Effective Amendment No. 114 to VET’s Registration Statement (File No. 002-16590) on December 21, 2017, and incorporated herein by reference.

13(k).	Amendment to Sub-Transfer Agency and Shareholder Services Agreement among Virtus Mutual Funds, VAT, VAST, VRT, Virtus Fund Services and BNY Mellon, dated as of September 18, 2017, filed via EDGAR (as Exhibit h.2.i) with Post-Effective Amendment No. 114 to VET’s Registration Statement (File No. 002-16590) on December 21, 2017, and incorporated herein by reference.

13(l).	Amendment to Sub-Transfer Agency and Shareholder Services Agreement among Virtus Mutual Funds, VAT, VAST, VRT, Virtus Fund Services and BNY Mellon, dated as of January 1, 2018, filed via EDGAR (as Exhibit h.2.j) with Post-Effective Amendment No. 114 to VET’s Registration Statement (File No. 002-16590) on December 21, 2017, and incorporated herein by reference.

13(m).	Amendment to Sub-Transfer Agency and Shareholder Services Agreement among Virtus Mutual Funds, VAT, VAST, VRT, Virtus Fund Services and BNY Mellon, dated as of September 20, 2018, filed via EDGAR (as Exhibit h.2.k) with Post-Effective Amendment No. 119 to VET’s Registration Statement (File No. 002-16590) on November 16, 2018, and incorporated herein by reference.

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13(n).	Amendment to Sub-Transfer Agency and Shareholder Services Agreement among Virtus Mutual Funds, VAT, VAST, VRT, Virtus Fund Services and BNY Mellon, dated as of December 21, 2018, filed via EDGAR (as Exhibit h.2.l) with Post-Effective Amendment No. 120 to VET’s Registration Statement (File No. 002-16590) on January 25, 2019, and incorporated herein by reference.

13(o).	Form of Amendment to Sub-Transfer Agency and Shareholder Services Agreement among Virtus Mutual Funds, VAT, VAST, VRT, Virtus Fund Services and BNY Mellon, dated as of March 22, 2019, filed via EDGAR (as Exhibit h.2.m) with Post-Effective Amendment No. 35 to VAT’s Registration Statement (File No. 333-08045) on April 25, 2019, and incorporated herein by reference.

13(p).	Amendment to Sub-Transfer Agency and Shareholder Services Agreement among Virtus Mutual Funds, VAT, VAST, VRT, Virtus Fund Services and BNY Mellon, dated as of May 22, 2019, filed via EDGAR (as Exhibit h.2.n) with Post-Effective Amendment No. 123 to VET’s Registration Statement (File No. 002-16590) on June 12, 2019, and incorporated herein by reference.

13(q).	Amendment to Sub-Transfer Agency and Shareholder Services Agreement among Virtus Mutual Funds, VAT, VAST, VRT, Virtus Fund Services and BNY Mellon, dated as of September 1, 2019, filed via EDGAR (as Exhibit h.2.o) with Post-Effective Amendment No. 105 (File No. 033-65137) on September 30, 2019, and incorporated herein by reference.

13(r).	Amendment to Sub-Transfer Agency and Shareholder Services Agreement among Virtus Mutual Funds, VAT, VAST, VRT, Virtus Fund Services and BNY Mellon, dated as of November 18, 2019, filed via EDGAR (as Exhibit h.2.p) with Post-Effective Amendment No. 109 (File No. 033-65137) on January 22, 2020, and incorporated herein by reference.

13(s).	Amendment to Sub-Transfer Agency and Shareholder Services Agreement among Virtus Mutual Funds, VAT, VAST, VRT, Virtus Fund Services and BNY Mellon, dated as of August 27, 2020, filed via EDGAR (as Exhibit h.2.q) with Post-Effective Amendment No. 133 to VET’s Registration Statement (File No. 002-16590) on September 23, 2020, and incorporated herein by reference.

13(t).	Amendment to Sub-Transfer Agency and Shareholder Services Agreement among Virtus Mutual Funds, VAT, VAST, VRT, Virtus Fund Services and BNY Mellon, dated as of November 13, 2020, filed via EDGAR (as Exhibit h.2.r) with Post-Effective Amendment No. 136 to VET’s Registration Statement (File No. 002-16590) on December 7, 2020, and incorporated herein by reference.

13(u).	Adoption Agreement and Amendment to Sub-Transfer Agency and Shareholder Services Agreement among Virtus Mutual Funds, VAT, VAST, VRT, Investment Trust, VST, Virtus Fund Services and BNY Mellon, dated as of June 9, 2021, filed via EDGAR (as Exhibit h.2.s) with Post-Effective Amendment No. 139 to VET’s Registration Statement (File No. 002-16590) on August 2, 2021, and incorporated herein by reference.

13(v).	Amendment to Sub-Transfer and Shareholder Services Agreement among VAST, Virtus Mutual Funds, VAT, VRT, Investment Trust, VST, Virtus Fund Services and BNY Mellon, dated as of August 2, 2021, filed via EDGAR (as Exhibit 13(v)) to VOT’s Form N-14 (File No. 333-261341) on November 24, 2021, and incorporated herein by reference.

C-13

13(w).	Amendment to Sub-Transfer Agency and Shareholder Services Agreement among Virtus Mutual Funds, VAT, VAST, VRT, Investment Trust, VST, Virtus Fund Services and BNY Mellon, dated as of December 1, 2021, filed via EDGAR (as Exhibit h.2.u) with Post-Effective Amendment No. 122 to VOT’s Registration Statement (File No. 033-65137) on December 6, 2021, and incorporated herein by reference.

13(x).	Adoption Agreement and Amendment to Sub-Transfer Agency and Shareholder Services Agreement among TMF, VEOT, Virtus Mutual Funds, VAT, VAST, VRT, Investment Trust, VST, Virtus Fund Services and BNY Mellon, dated as of January 12, 2022, filed via EDGAR (as Exhibit h.2.v) with Post-Effective Amendment No. 45 to VAST’s Registration Statement (File No. 333-191940) on February 24, 2022, and incorporated herein by reference.

13(y).	Amendment to Sub-Transfer Agency and Shareholder Services Agreement among TMF, VEOT, Virtus Mutual Funds, VAT, VAST, VRT, Investment Trust, VST, Virtus Fund Services and BNY Mellon, dated as of February 24, 2022, filed via EDGAR (as Exhibit h.2.w) with Post-Effective Amendment No. 127 (File No. 033-65137) on April 5, 2022, and incorporated herein by reference.

13(z).	Amendment to Sub-Transfer Agency and Shareholder Services Agreement among TMF, VEOT, Virtus Mutual Funds, VAT, VAST, VRT, Investment Trust, VST, Virtus Fund Services and BNY Mellon, dated as of September 1, 2022, filed via EDGAR (as Exhibit h.2.x) with Post-Effective Amendment No. 128 (File No. 033-65137) on September 27, 2022, and incorporated herein by reference.

13(aa).	Amendment to Sub-Transfer Agency and Shareholder Services Agreement among TMF, VEOT, Virtus Mutual Funds, VAT, VAST, VRT, Investment Trust, VST, Virtus Fund Services and BNY Mellon, dated as of May 19, 2023, filed via EDGAR (as Exhibit h.2.y) with Post-Effective Amendment No. 130 (File No. 033-65137) on September 26, 2023, and incorporated herein by reference.

13(bb).	Form of Amendment to Sub-Transfer Agency and Shareholder Services Agreement among TMF, VEOT, Virtus Mutual Funds, VAT, VAST, VRT, Investment Trust, VST, Virtus Fund Services and BNY Mellon, dated as of December 1, 2024, filed via EDGAR (as Exhibit h.2.z) with Post-Effective Amendment No. 134 to VOT’s Registration Statement (File No. 033-65137) on September 25, 2024, and incorporated herein by reference.

13(cc).	Form of Amendment to Sub-Transfer Agency and Shareholder Services Agreement among TMF, VEOT, VET, VOT, VAT, VAST, VRT, Investment Trust, VST, MACS, Virtus Fund Services and BNY Mellon dated December 23, 2024 filed via EDGAR (as Exhibit h.2.aa) with Pre-Effective Amendment No. 1 to MACS Registration Statement (File No. 333-280702) on December 27, 2024, and incorporated herein by reference.

13(dd).	Amendment to Sub-Transfer Agency and Shareholder Services Agreement among TMF, VEOT, VET, VOT, VAT, VAST, VRT, Investment Trust, VST, MACS, Virtus Fund Services, GCO and BNY Mellon, dated as of March 31, 2025, filed via EDGAR (as Exhibit h.2.bb) with Post-Effective Amendment No. 222 to Investment Trust’s Registration Statement (File No. 033-64915) on June 18, 2025, and incorporated herein by reference.

C-14

13(ee).	Amended and Restated Administration Agreement between VET, VOT, VRT and VP Distributors (since assigned to Virtus Fund Services), effective as of January 1, 2010, filed via EDGAR (as Exhibit h.6) with Post-Effective Amendment No. 36 to VOT’s Registration Statement (File No. 033-65137) on January 28, 2010, and incorporated herein by reference.

13(ff).	First Amendment to Amended and Restated Administration Agreement between VET, VOT, VRT and VP Distributors (since assigned to Virtus Fund Services) effective as of April 14, 2010, filed via EDGAR (as Exhibit h.9) with Post-Effective Amendment No. 44 to VOT’s Registration Statement (File No. 033-65137) on January 27, 2011, and incorporated herein by reference.

13(gg).	Second Amendment to Amended and Restated Administration Agreement between VET, VOT, VRT and VP Distributors (since assigned to Virtus Fund Services), effective as of June 30, 2010, filed via EDGAR (as Exhibit h.10) with Post-Effective Amendment No. 44 to VOT’s Registration Statement (File No. 033-65137) on January 27, 2011, and incorporated herein by reference.

13(hh).	Third Amendment to Amended and Restated Administration Agreement between VET, VOT, VRT and VP Distributors (since assigned to Virtus Fund Services), effective as of September 14, 2010, filed via EDGAR (as Exhibit h.11), with Post-Effective Amendment No. 44 to VOT’s Registration Statement (File No. 033-65137) on January 27, 2011, and incorporated herein by reference.

13(ii).	Fourth Amendment to Amended and Restated Administration Agreement between VET, VOT, VRT and VP Distributors (since assigned to Virtus Fund Services) effective as of January 1, 2011, filed via EDGAR (as Exhibit h.9), with Post-Effective Amendment No. 51 to VOT’s Registration Statement (File No. 033-65137) on January 27, 2012, and incorporated herein by reference.

13(jj).	Fifth Amendment to Amended and Restated Administration Agreement between VET, VOT, VRT and VP Distributors (since assigned to Virtus Fund Services) effective as of March 15, 2011, filed via EDGAR (as Exhibit h.15), with Post-Effective Amendment No. 51 to VOT’s Registration Statement (File No. 033-65137) on January 27, 2012, and incorporated herein by reference.

13(kk).	Sixth Amendment to Amended and Restated Administration Agreement between VET, VOT, VRT and VP Distributors (since assigned to Virtus Fund Services), effective as of August 28, 2012, filed via EDGAR (as Exhibit h.2.f) with Post-Effective Amendment No. 61 to VOT’s Registration Statement (File No. 033-65137) on January 25, 2013, and incorporated herein by reference.

13(ll).	Seventh Amendment to Amended and Restated Administration Agreement between Virtus Mutual Funds and VP Distributors (since assigned to Virtus Fund Services), effective as of December 18, 2012, filed via EDGAR (as Exhibit h.2.g) with Post-Effective Amendment No. 61 to VOT’s Registration Statement (File No. 033-65137) on January 25, 2013, and incorporated herein by reference.

C-15

13(mm).	Eighth Amendment to Amended and Restated Administration Agreement between Virtus Mutual Funds and Virtus Fund Services, effective as of June 10, 2013, filed via EDGAR (as Exhibit h.3.h), with Post-Effective Amendment No. 64 to VOT’s Registration Statement (File No. 033-65137) on June 10, 2013, and incorporated herein by reference.

13(nn).	Ninth Amendment to Amended and Restated Administration Agreement between Virtus Mutual Funds and Virtus Fund Services, effective as of December 18, 2013, filed via EDGAR (as Exhibit h.3.i), with Post-Effective Amendment No. 70 to VOT’s Registration Statement (File No. 033-65137) on January 27, 2014, and incorporated herein by reference.

13(oo).	Tenth Amendment to Amended and Restated Administration Agreement between Virtus Mutual Funds and Virtus Fund Services, effective as of November 13, 2014, filed via EDGAR (as Exhibit h.3.j) with Post-Effective Amendment No. 74 to VOT’s Registration Statement (File No. 033-65137) on November 13, 2014, and incorporated herein by reference.

13(pp).	Eleventh Amendment to Amended and Restated Administration Agreement between Virtus Mutual Funds and Virtus Fund Services, effective as of January 1, 2015, filed via EDGAR (as Exhibit h.3.k) with Post-Effective Amendment No. 80 to VOT’s Registration Statement (File No. 033-65137) on January 27, 2015, and incorporated herein by reference.

13(qq).	Twelfth Amendment to Amended and Restated Administration Agreement between Virtus Mutual Funds and Virtus Fund Services, effective as of March 19, 2015, filed via EDGAR (as Exhibit h.3.l) with Post-Effective Amendment No. 82 to VOT’s Registration Statement (File No. 033-65137) on March 13, 2015, and incorporated herein by reference.

13(rr).	Thirteenth Amendment to Amended and Restated Administration Agreement between VET, VOT, VRT and Virtus Fund Services, effective as of January 8, 2016, filed via EDGAR (as Exhibit h.3.m) with Post-Effective Amendment No. 35 to VRT’s Registration Statement (File No. 033-80057) on January 8, 2016, and incorporated herein by reference.

13(ss).	Fourteenth Amendment to Amended and Restated Administration Agreement between VET, VOT, VRT and Virtus Fund Services, effective as of December 1, 2016, filed via EDGAR (as Exhibit h.3.n) with Post-Effective Amendment No. 92 to VOT’s Registration Statement (File No. 033-65137) on January 20, 2017, and incorporated herein by reference.

13(tt).	Fifteenth Amendment to Amended and Restated Administration Agreement between VET, VOT, VRT, VAT and Virtus Fund Services, effective as of June 12, 2017, filed via EDGAR (as Exhibit h.3.o) with Post-Effective Amendment No. 26 to VAT’s Registration Statement (File No. 333-08045) on June 22, 2017, and incorporated herein by reference.

13(uu).	Sixteenth Amendment to Amended and Restated Administration Agreement between VET, VOT, VRT, VAT and Virtus Fund Services, effective as of March 6, 2018, filed via EDGAR (as Exhibit h.4.p) with Post-Effective Amendment No. 117 (File No. 002-16590) on March 6, 2018, and incorporated herein by reference.

13(vv).	Seventeenth Amendment to Amended and Restated Administration Agreement between VET, VOT, VAT and Virtus Fund Services, effective as of May 3, 2019, filed via EDGAR (as Exhibit h.3.q) with Post-Effective Amendment No. 123 (File No. 002-16590) on June 12, 2019, and incorporated herein by reference.

C-16

13(ww).	Eighteenth Amendment to Amended and Restated Administration Agreement between VET, VOT, VAT and Virtus Fund Services, effective as of June 12, 2019, filed via EDGAR (as Exhibit h.3.r) with Post-Effective Amendment No. 123 (File No. 002-16590) on June 12, 2019, and incorporated herein by reference.

13(xx).	Nineteenth Amendment to Amended and Restated Administration Agreement between VET, VOT, VAT and Virtus Fund Services, effective as of November 8, 2020, filed via EDGAR (as Exhibit h.3.s) with Post-Effective Amendment No. 135 (File No. 002-16590) on November 16, 2020, and incorporated herein by reference.

13(yy).	Twentieth Amendment to Amended and Restated Administration Agreement between VET, VOT, VAT and Virtus Fund Services, effective as of December 7, 2020, filed via EDGAR (as Exhibit h.3.t) with Post-Effective Amendment No. 136 (File No. 002-16590) on December 7, 2020, and incorporated herein by reference.

13(zz).	Twenty-First Amendment to Amended and Restated Administration Agreement between VET, VOT, VAT and Virtus Fund Services, effective as of June 14, 2021, filed via EDGAR (as Exhibit h.3.u.) with Post-Effective Amendment No. 119 to VOT’s Registration Statement (File No. 033-65137) on June 21, 2021, and incorporated herein by reference.

13(aaa).	Twenty-Second Amendment to Amended and Restated Administration Agreement between VET, VOT, VAT and Virtus Fund Services, effective as of August 2, 2021, filed via EDGAR (as Exhibit h.3.v) with Post-Effective Amendment No. 139 (File No. 002-16590) on August 2, 2021, and incorporated herein by reference.

13(bbb).	Twenty-Third Amendment to Amended and Restated Administration Agreement between VET, VOT, VAT and Virtus Fund Services, effective as of April 4, 2022, filed via EDGAR (as Exhibit h.3.w) with Post-Effective Amendment No. 127 to VOT’s Registration Statement (File No. 033-65137) on April 5, 2022, and incorporated herein by reference.

13(ccc).	Sub-Administration and Accounting Services Agreement among Virtus Mutual Funds, VRT, VP Distributors (since assigned to Virtus Fund Services) and BNY Mellon, effective as of January 1, 2010, filed via EDGAR (as Exhibit h.5) with Post-Effective Amendment No. 50 to VIT’s Registration Statement (File No. 033-64915) on February 25, 2010, and incorporated herein by reference.

13(ddd).	First Amendment to Sub-Administration and Accounting Services Agreement among Virtus Mutual Funds, VRT, VP Distributors (since assigned to Virtus Fund Services) and BNY Mellon, effective as of June 30, 2010, filed via EDGAR (as Exhibit h.13) with Post-Effective Amendment No. 52 to VIT’s Registration Statement (File No. 033-64915) on April 28, 2011, and incorporated herein by reference.

13(eee).	Second Amendment to Sub-Administration and Accounting Services Agreement among Virtus Mutual Funds, VRT, VP Distributors (since assigned to Virtus Fund Services) and BNY Mellon, effective as of September 14, 2010, filed via EDGAR (as Exhibit h.14) with Post-Effective Amendment No. 52 to VIT’s Registration Statement (File No. 033-64915) on April 28, 2011, and incorporated herein by reference.

C-17

13(fff).	Third Amendment to Sub-Administration and Accounting Services Agreement among Virtus Mutual Funds, VRT, VP Distributors (since assigned to Virtus Fund Services) and BNY Mellon, effective as of March 15, 2011, filed via EDGAR (as Exhibit h.15) with Post-Effective Amendment No. 52 to VIT’s Registration Statement (File No. 033-64915) on April 28, 2011, and incorporated herein by reference.

13(ggg).	Fourth Amendment to Sub-Administration and Accounting Services Agreement among Virtus Mutual Funds, VRT, VP Distributors (since assigned to Virtus Fund Services) and BNY Mellon, effective as of August 28, 2012, filed via EDGAR (as Exhibit h.4.d) with Post-Effective Amendment No. 56 to VIT’s Registration Statement (File No. 033-64915) on April 29, 2013, and incorporated herein by reference.

13(hhh).	Fifth Amendment to Sub-Administration and Accounting Services Agreement among Virtus Mutual Funds, VP Distributors (since assigned to Virtus Fund Services) and BNY Mellon, effective as of December 18, 2012, filed via EDGAR (as Exhibit h.4.e) with Post-Effective Amendment No. 56 to VIT’s Registration Statement (File No. 033-64915) on April 29, 2013, and incorporated herein by reference.

13(iii).	Sixth Amendment to Sub-Administration and Accounting Services Agreement among Virtus Mutual Funds, Virtus Fund Services and BNY Mellon, effective as of June 10, 2013, filed via EDGAR (as Exhibit h.4.f) with Post-Effective Amendment No. 64 to VOT’s Registration Statement (File No. 033-65137) on June 10, 2013, and incorporated herein by reference.

13(jjj).	Seventh Amendment to Sub-Administration and Accounting Services Agreement among Virtus Mutual Funds, Virtus Fund Services and BNY Mellon, effective as of December 18, 2013, filed via EDGAR (as Exhibit h.4.g) with Post-Effective Amendment No. 70 to VOT’s Registration Statement (File No. 033-65137) on January 27, 2014, and incorporated herein by reference.

13(kkk).	Joinder Agreement and Amendment to Sub-Administration and Accounting Services Agreement among Virtus Mutual Funds, VAST, VVIT, VATS, Virtus Fund Services and BNY Mellon, dated February 24, 2014, filed via EDGAR (as Exhibit h.4.h) with Pre-Effective Amendment No. 3 to VAST’s Registration Statement (File No. 333-191940) on March 28, 2014, and incorporated herein by reference.

13(lll).	Joinder Agreement to Sub-Administration and Accounting Services Agreement among Virtus Mutual Funds, VRT, VVIT, VAST, VATS, Virtus Fund Services and BNY Mellon, dated December 10, 2015, filed via EDGAR (as Exhibit h.4.i) with Post-Effective Amendment No. 35 to VRT’s Registration Statement (File No. 033-80057) on January 8, 2016, and incorporated herein by reference.

13(mmm).	Amendment to Sub-Administration and Accounting Services Agreement among Virtus Mutual Funds, VVIT, VRT, VAST, Virtus Fund Services and BNY Mellon dated July 27, 2016, filed via EDGAR (as Exhibit h.4.j) with Post-Effective Amendment No. 31 to VAST’s Registration Statement (File No. 333-191940) on April 10, 2017, and incorporated herein by reference.

C-18

13(nnn).	Amendment to Sub-Administration and Accounting Services Agreement among Virtus Mutual Funds, VVIT, VRT, VAST, Virtus Fund Services and BNY Mellon dated April, 2017, filed via EDGAR (as Exhibit h.4.k) with Post-Effective Amendment No. 112 to VET’s Registration Statement (File No. 002-16590) on July 26, 2017, and incorporated herein by reference.

13(ooo).	Joinder Agreement and Amendment to Sub-Administration and Accounting Services Agreement among Virtus Mutual Funds, VVIT, VRT, VAST, VAT, Virtus Fund Services and BNY Mellon dated September 21, 2017, filed via EDGAR (as Exhibit h.4.l) with Post-Effective Amendment No. 114 to VET’s Registration Statement (File No. 002-16590) on December 21, 2017, and incorporated herein by reference.

13(ppp).	Form of Amendment to Sub-Administration and Accounting Services Agreement among Virtus Mutual Funds, VVIT, VRT, VAST, VAT, Virtus Fund Services and BNY Mellon dated December 1, 2018, filed via EDGAR (as Exhibit 13(rr)) to Form N-14 (File No. 333-228766) on December 12, 2018, and incorporated herein by reference.

13(qqq).	Form of Amendment to Sub-Administration Agreement and Accounting Services Agreement among Virtus Mutual Funds, VVIT, VRT, VAST, VAT, Virtus Fund Services and BNY Mellon dated March 8, 2019, filed via EDGAR (as Exhibit h.3.n) with Post-Effective Amendment No. 82 to VVIT’s Registration Statement (File No. 033-05033) on April 22, 2019, and incorporated herein by reference.

13(rrr).	Amendment to Sub-Administration Agreement and Accounting Services Agreement among Virtus Mutual Funds, VVIT, VRT, VAST, VAT, Virtus Fund Services and BNY Mellon dated May 22, 2019, filed via EDGAR (as Exhibit h.4.o) with Post-Effective Amendment No. 123 to VET’s Registration Statement (File No. 002-16590) on June 12, 2019, and incorporated herein by reference.

13(sss).	Amendment to Sub-Administration and Accounting Services Agreement among Virtus Mutual Funds, VVIT, VRT, VAST, VAT, Virtus Fund Services and BNY Mellon dated September 1, 2019, filed via EDGAR (as Exhibit h.4.p) with Post-Effective Amendment No. 105 to VOT’s Registration Statement (File No. 033-65137) on September 30, 2019, and incorporated herein by reference.

13(ttt).	Amendment to Sub-Administration and Accounting Services Agreement among Virtus Mutual Funds, VVIT, VRT, VAST, VAT, Virtus Fund Services and BNY Mellon dated November 18, 2019, filed via EDGAR (as Exhibit h.4.q) with Post-Effective Amendment No. 109 to VOT’s Registration Statement (File No. 033-65137) on January 22, 2020, and incorporated herein by reference.

13(uuu).	Amendment to Sub-Administration and Accounting Services Agreement among Virtus Mutual Funds, VVIT, VRT, VAST, VAT, VATS, Virtus Fund Services and BNY Mellon dated August 27, 2020, filed via EDGAR (as Exhibit h.4.r) with Post-Effective Amendment No. 133 to VET’s Registration Statement (File No. 002-16590) on September 23, 2020, and incorporated herein by reference.

13(vvv).	Amendment to Sub-Administration and Accounting Services Agreement among Virtus Mutual Funds, VVIT, VRT, VAST, VAT, VATS, Virtus Fund Services and BNY Mellon dated November 16, 2020, filed via EDGAR (as Exhibit h.4.s) with Post-Effective Amendment No. 136 to VET’s Registration Statement (File No. 002-16590) on December 7, 2020, and incorporated herein by reference.

C-19

13(www).	Amendment to Sub-Administration and Accounting Services Agreement among Virtus Mutual Funds, VVIT, VRT, VAST, VAT, VATS, Virtus Fund Services and BNY Mellon dated December 1, 2020, filed via EDGAR (as Exhibit h.4.t) with Post-Effective Amendment No. 116 to VOT’s Registration Statement (File No. 033-65137) on January 25, 2021, and incorporated herein by reference.

13(xxx).	Amendment to Sub-Administration and Accounting Services Agreement among Virtus Mutual Funds, VVIT, VRT, VAST, VAT, VATS, Investment Trust, VST, Virtus Fund Services and BNY Mellon dated May 19, 2021, filed via EDGAR (as Exhibit h.4.u) with Post-Effective Amendment No. 121 to VOT’s Registration Statement (File No. 033-65137) on September 24, 2021, and incorporated herein by reference.

13(yyy).	Amendment to Sub-Administration and Accounting Services Agreement among Virtus Mutual Funds, VVIT, VRT, VAST, VAT, VATS, Investment Trust, VST, Virtus Fund Services and BNY Mellon dated July 30, 2021, filed via EDGAR (as Exhibit h.4.v) with Post-Effective Amendment No. 121 to VOT’s Registration Statement (File No. 033-65137) on September 24, 2021, and incorporated herein by reference.

13(zzz).	Amendment to Sub-Administration and Accounting Services Agreement among Virtus Mutual Funds, VVIT, VRT, VAST, VAT, VATS, Investment Trust, VST, TMF, TMFVL, VEOT, Virtus Fund Services and BNY Mellon dated February 12, 2022, filed via EDGAR (as Exhibit h.4.w) with Post-Effective Amendment No. 45 to VAST’s Registration Statement (File No. 333-191940) on February 24, 2022, and incorporated herein by reference.

13(aaaa).	Amendment to Sub-Administration and Accounting Services Agreement among Virtus Mutual Funds, VAST, VVIT, VRT, VAT, VATS, Investment Trust, VST, TMF, TMFVL, VEOT, Virtus Fund Services and BNY Mellon dated as of April 8, 2022, filed via EDGAR (as Exhibit h.3.x) with Post-Effective Amendment No. 90 to VVIT’s Registration Statement (File No. 033-05033) on April 21, 2022, and incorporated herein by reference.

13(bbbb).	Amendment to Sub-Administration and Accounting Services Agreement among Virtus Mutual Funds, VAST, VVIT, VRT, VAT, VATS, Investment Trust, VST, TMF, TMFVL, VEOT, Virtus Fund Services and BNY Mellon dated as of September 15, 2022, filed via EDGAR (as Exhibit h.3.y) with Post-Effective Amendment No. 219 (File No. 033-36528) on October 26, 2022, and incorporated herein by reference.

13(cccc).	Amendment to Sub-Administration and Accounting Services Agreement among Virtus Mutual Funds, VAST, VVIT, VRT, VAT, VATS, Investment Trust, VST, TMF, TMFVL, VEOT, AlphaSimplex Managed Futures Strategy Cayman Fund, AlphaSimplex Global Alternatives Cayman Ltd., Virtus Fund Services and BNY Mellon dated as of May 19, 2023, filed via EDGAR (as Exhibit h.4.z) with Post-Effective Amendment No. 130 to VOT’s Registration Statement (File No. 033-65137) on September 26, 2023, and incorporated herein by reference.

C-20

13(dddd).	Amendment to Sub-Administration and Accounting Services Agreement among VET, VOT, VAST, VVIT, VRT, VAT, Investment Trust, VST, TMF, TMFVL, VEOT, AlphaSimplex Managed Futures Strategy Cayman Fund, AlphaSimplex Global Alternatives Cayman Ltd., Virtus Fund Services and BNY Mellon dated as of May 15, 2024 filed via EDGAR (as Exhibit h.4.aa) with Post-Effective Amendment No. 134 (File No. 033-65137) on September 25, 2024, and incorporated herein by reference.

13(eeee).	Amendment to Sub-Administration and Accounting Services Agreement (Tailored Shareholder Reports) among VET, VOT, VAST, VVIT, VRT, VAT, VATS, Investment Trust, VST, TMF, TMFVL, VEOT, AlphaSimplex Managed Futures Strategy Cayman Fund, AlphaSimplex Global Alternatives Cayman Ltd., Virtus Fund Services and BNY Mellon dated as of May 31, 2024, filed via EDGAR (as Exhibit h.4.aa.1) with Post-Effective Amendment No. 221 to VIT’s Registration Statement (File No. 033-36528) on October 24, 2024, and incorporated herein by reference.

13(ffff).	Form of Amendment to Sub-Administration and Accounting Services Agreement among VET, VOT, VAST, VVIT, VRT, VAT, Investment Trust, VST, TMF, TMFVL, VEOT, AlphaSimplex Managed Futures Strategy Cayman Fund, AlphaSimplex Global Alternatives Cayman Ltd., VFS and BNY Mellon dated as of December 1, 2024 filed via EDGAR (as Exhibit h.4.bb) with Post-Effective Amendment No. 134 to VOT’s Registration Statement (File No. 033-65137) on September 25, 2024, and incorporated herein by reference.

13(gggg).	Form of Amendment to Sub-Administration and Accounting Services Agreement among VET, VOT, VAST, VVIT, VRT, VAT, Investment Trust, VST, TMF, TMFVL, VEOT, AlphaSimplex Managed Futures Strategy Cayman Fund, AlphaSimplex Global Alternatives Cayman Ltd., Virtus Fund Services, MACS and BNY Mellon filed via EDGAR (as Exhibit h.4.dd) with Pre-Effective Amendment No. 1 to MACS Registration Statement (File No. 333-280702) on December 27, 2024, and incorporated herein by reference.

13(hhhh).	Amendment to Sub-Administration and Accounting Services Agreement among VET, VOT, VAST, VVIT, VRT, VAT, Investment Trust, VST, TMF, TMFVL, VEOT, AlphaSimplex Managed Futures Strategy Cayman Fund, AlphaSimplex Global Alternatives Cayman Ltd., Virtus Fund Services, MACS, GCO and BNY Mellon effective March 31, 2025, filed via EDGAR (as Exhibit k.2.ee) with GCO’s Pre-Effective Amendment No. 1 (File No. 333-284056) on March 10, 2025, and incorporated herein by reference.

13(iiii).	Twentieth Amended and Restated Expense Limitation Agreement between Registrant and the Adviser, effective as of January 1, 2026, filed via EDGAR (as Exhibit 13.iiii) with Form N-14 for Registrant (File No. 333- 292780) on January 16, 2026, and incorporated herein by reference.

13(jjjj).	Form of Indemnification Agreement with each Trustee of Registrant, effective as of October 24, 2016, filed via EDGAR (as Exhibit h.9) with Post-Effective Amendment No. 92 to VOT’s Registration Statement (File No. 033-65137) on January 20, 2017, and incorporated herein by reference.

13(kkkk).	Form of Joinder Agreement and Amendment to the Indemnification Agreement with George R. Aylward, Philip R. McLoughlin (since retired), Geraldine M. McNamara (since retired), James M. Oates (since retired), Richard E. Segerson (since retired) and Ferdinand L.J. Verdonck (since retired), effective as of January 18, 2017, filed via EDGAR (as Exhibit h.7.a) with Post-Effective Amendment No. 26 (File No. 333-08045) on June 22, 2017, and incorporated herein by reference.

C-21

13(llll).	Form of Joinder Agreement and Amendment to the Indemnification Agreement with Thomas J. Brown (since retired), Donald C. Burke, Roger A. Gelfenbien (since retired), John R. Mallin (since retired), and Hassell H. McClellan (since retired), effective as of February 27, 2017, filed via EDGAR (as Exhibit h.7.b) with Post-Effective Amendment No. 26 (File No. 333-08045) on June 22, 2017, and incorporated herein by reference.

13(mmmm).	Form of Indemnification Agreement with Sidney E. Harris (since retired) and Connie D. McDaniel, effective as of July 17, 2017, filed via EDGAR (as Exhibit h.9) with Post-Effective Amendment No. 112 to VET’s Registration Statement (File No. 002-16590) on July 26, 2017, and incorporated herein by reference.

13(nnnn).	Form of Indemnification Agreement with R. Keith Walton and Brian T. Zino, effective as of January 1, 2020, filed via EDGAR (as Exhibit h.10) with Post-Effective Amendment No. 109 to VOT’s Registration Statement (File No. 033-65137) on January 22, 2020, and incorporated herein by reference.

13(oooo).	Form of Indemnification Agreement with Sarah E. Cogan, Deborah A. DeCotis and F. Ford Drummond, effective as of July 1, 2022, filed via EDGAR (as Exhibit h.13) with Post-Effective Amendment No. 128 to VOT’s Registration Statement (File No. 033-65137) on September 27, 2022, and incorporated herein by reference.

14.	*Consent of Independent Registered Public Accounting Firm filed via EDGAR (as Exhibit 14) herewith.

15.	Not applicable.

16.	Power of Attorney for George R. Aylward, Donald C. Burke, Sarah E. Cogan, F. Ford Drummond, Connie D. McDaniel, R. Keith Walton and Brian T. Zino filed (as Exhibit 16) with Form N-14 for Registrant (File No. 333-292780) on January 16, 2026, and incorporated herein by reference.

17.	Not applicable.

Item 17.	Undertakings.

(1)	The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus that is a part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2)	The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the Registration Statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, each post-effective amendment shall be deemed to be a new Registration Statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

(3)	The undersigned Registrant agrees to file a post-effective amendment to this Registration Statement which will include the tax opinion required by Item 12.
C-22

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this amendment to the registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Hartford and the State of Connecticut on the 22nd day of April, 2026.

VIRTUS ASSET TRUST
By:	/s/ George R. Aylward
Name:	George R. Aylward
Title:	President and Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, as amended, this amendment to the registration statement has been signed below by the following persons in the capacities indicated on the 22nd day of April, 2026.

Signatures	Title

/s/ George R. Aylward	President (Principal Executive Officer) and Trustee
George R. Aylward

/s/ W. Patrick Bradley	Chief Financial Officer and Treasurer
W. Patrick Bradley	(Principal Financial and Accounting Officer)

*	Trustee
Donald C. Burke

*	Trustee
Sarah E. Cogan

*	Trustee
F. Ford Drummond

*	Trustee & Chair
Connie D. McDaniel

*	Trustee
R. Keith Walton

*	Trustee
Brian T. Zino

* By:	/s/ George R. Aylward
George R. Aylward
Attorney-in-fact, pursuant to powers of attorney.
C-23

EXHIBIT INDEX

Exhibit	Item

14.	Consent of Independent Registered Public Accounting Firm

C-24